Registration No. 33-12867

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                    --------

                       POST-EFFECTIVE AMENDMENT NO. 11 TO

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                             REGISTRATION STATEMENT

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------

                          PRINCIPAL BALANCED FUND, INC.
               (Exact name of Registrant as specified in Charter)

                          The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------

                         Telephone Number (515) 248-3842
                                    --------

MICHAEL D. ROUGHTON                      Copy to:
The Principal Financial Group            JOHN W. BLOUCH, L.L.P.
Des Moines, Iowa  50392                  Suite 405 West
                                         1025 Thomas Jefferson Street, N.W.
                                         Washington, DC  20007-0805

                     (Name and address of agent for service)
                                   ----------

It is proposed that this filing will become effective (check appropriate box)
              immediately upon filing pursuant to paragraph (b)of Rule 485
       X      on May 1, 1997 pursuant to paragraph (b) of Rule 485
              60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
              75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
              This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                   ----------

     Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares under the Securities Act of 1933; Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on February 27, 1997.

     The Principal(R) Mutual Funds ("Principal Funds") described in this Prospectus are a family of separately incorporated, diversified, open-end management investment companies, commonly called mutual funds, which provide the following range of investment objectives:

                              Growth-Oriented Funds

PRINCIPAL Aggressive Growth Fund, Inc. seeks to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

PRINCIPAL Asset Allocation Fund, Inc. seeks to generate a total investment return consistent with the preservation of capital.

PRINCIPAL Balanced Fund, Inc. seeks to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

PRINCIPAL Capital Accumulation Fund, Inc. seeks to achieve primarily long-term capital appreciation and secondary growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

PRINCIPAL  Emerging Growth Fund,  Inc. seeks to achieve capital  appreciation by
investing  primarily  in  securities  of  emerging  and  other   growth-oriented
companies.

PRINCIPAL Growth Fund, Inc. seeks growth of capital through the purchase primarily of common stocks, but the Fund may invest in other securities.

PRINCIPAL World Fund, Inc. seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

                              Income-Oriented Funds

PRINCIPAL Bond Fund, Inc. seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

PRINCIPAL Government Securities Fund, Inc. seeks a high level of current income, liquidity and safety of principal. The Fund seeks to achieve its objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). Fund shares are not guaranteed by the United States Government.

                                Money Market Fund

PRINCIPAL Money Market Fund, Inc. seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

     An investment in the Money Market fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance the Money Market Funds will be able to maintain a stable net asset value of $1.00 per share.

     This Prospectus concisely states information about the Principal Funds that an investor ought to know before investing. It should be read and retained for future reference.


     Additional information about the Funds has been filed with the Securities and Exchange Commission, including a document called Statement of Additional Information, dated May 1, 1997. The Statement of Additional Information is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained free of charge by writing or telephoning:


                             Principal Mutual Funds
                          The Principal Financial Group
                              Des Moines, IA 50392
                            Telephone 1-800-247-4123

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   The Date of this Prospectus is May 1, 1997.


                                TABLE OF CONTENTS


                                                                         Page
Summary  ..............................................................    3
Financial Highlights...................................................    5
Investment Objectives, Policies and Restrictions.......................   10
Certain Investment Policies and Restrictions...........................   19
Manager and Sub-Advisors  .............................................   22
Duties Performed by the Manager and Sub-Advisors.......................   23
Managers' Comments.....................................................   24
Determination of Net Asset Value of Fund Shares........................   30
Performance Calculation................................................   31
Income Dividends, Distributions and Tax Status.........................   32
Eligible Purchasers and Purchase of Shares.............................   33
Shareholder Rights ....................................................   33
Redemption of Shares...................................................   34
Additional Information.................................................   35


     This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of any of the Funds in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made. No dealer, salesperson, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Funds' Manager.

SUMMARY

     The following summarized information should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.

     The Principal Funds are separately incorporated, open-end diversified management investment companies.

Who may purchase shares of the Funds?

     Shares of the Funds are available only to Eligible Purchasers which are limited to: (a) separate accounts of Principal Mutual Life Insurance Company or of other insurance companies; (b) Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof; (c) trustees or other managers of any qualified profit sharing, incentive or bonus plan established by Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof for the employees of such company, subsidiary or affiliate. The Board of Directors of each Fund reserves the right to broaden or limit the designation of Eligible Purchasers.

What do the Funds offer investors?

     Professional Investment Management: Experienced securities analysts provide each Fund with professional investment management.

     Diversification: Each Fund will diversify by investing in securities issued by a number of issuers doing business in a variety of industries and/or located in different geographical regions. Diversification reduces investment risk.

     Economies of Scale: Pooling individual shareholder's investments in any of the Funds creates administrative efficiencies.

     Redeemability: Upon request each Fund will redeem its shares and promptly pay the investor the current net asset value of the shares redeemed. See "Redemption of Shares."

What are the Funds' investment objectives?

                              Growth-Oriented Funds

     The investment objective of Principal Aggressive Growth Fund, Inc. (sometimes referred to as the Aggressive Growth Fund) is to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

     The investment objective of Principal Asset Allocation Fund, Inc. (sometimes referred to as the Asset Allocation Fund) is to generate a total investment return consistent with the preservation of capital. The Fund intends to pursue a flexible investment policy in seeking to achieve this investment objective.

     The investment objective of Principal Balanced Fund, Inc. (sometimes referred to as the Balanced Fund) is to seek to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective.

     The primary investment objective of Principal Capital Accumulation Fund, Inc. (sometimes referred to as the Capital Accumulation Fund) is long-term capital appreciation and its secondary investment objective is growth of investment income. The Fund seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Fund may invest in other securities.

     The investment objective of Principal Emerging Growth Fund, Inc. (sometimes referred to as the Emerging Growth Fund) is to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

     The investment objective of Principal Growth Fund, Inc. (sometimes referred to as the Growth Fund) is growth of capital. The Fund seeks to achieve its objective through the purchase primarily of common stocks, but the Fund may invest in other securities.

     The investment objective of Principal World Fund, Inc. (sometimes referred to as the World Fund) is to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

                              Income-Oriented Funds

     The investment objective of Principal Bond Fund, Inc. (sometimes referred to as the Bond Fund) is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

     The investment  objective of Principal  Government  Securities  Fund,  Inc.
(sometimes referred to as the Government Securities Fund) is to seek a high level of current income, liquidity and safety of principal. The Fund seeks to achieve its objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). Fund shares are not guaranteed by the United States Government.

                                Money Market Fund

     The investment objective of Principal Money Market Fund, Inc. (sometimes referred to as the Money Market Fund) is to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

     There can be no assurance that the investment objectives of any of the Funds will be realized. See "Investment Objectives, Policies and Restrictions."

Who serves as Manager for the Funds?

     Princor Management Corporation, a corporation organized in 1969 by Principal Mutual Life Insurance Company, is the Manager for each of the Funds. It is also the dividend disbursing and transfer agent for the Principal Funds. In order to provide investment advisory service for certain funds the Manager has executed sub-advisory agreements with Invista Capital Management, Inc. (Balanced Fund, Growth Fund and World Fund) and Morgan Stanley Asset Management Inc. (Aggressive Growth Fund and Asset Allocation Fund). Subsequent references to these corporations may be as "Invista", "MSAM" or "Sub-Advisor". See "Manager and Sub-Advisors."

What fees and expenses apply to ownership of shares of the Funds?

     The following table depicts fees and expenses applicable to the purchase and ownership of shares of each of the Funds.

                         ANNUAL FUND OPERATING EXPENSES
                     (As a Percentage of Average Net Assets)


                                Management          Other       Total Operating
              Fund                  Fee           Expenses         Expenses
  Aggressive Growth Fund           .80%             .05%             .85%
  Asset Allocation Fund            .80%             .07%             .87%
  Balanced Fund                    .60%             .03%             .63%
  Bond Fund                        .50%             .03%             .53%
  Capital Accumulation Fund        .48%             .01%             .49%
  Emerging Growth Fund             .64%             .02%             .66%
  Government Securities Fund       .50%             .02%             .52%
  Growth Fund                      .50%             .02%             .52%
  Money Market Fund                .50%             .06%             .56%
  World Fund                       .75%             .15%             .90%


                                     EXAMPLE

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                                                 Period (in years)
                                   ---------------------------------------------
               Fund                  1            3            5            10
   Aggressive Growth Fund           $9           $27          $47          $105
   Asset Allocation Fund            $9           $28          $48          $107
   Balanced Fund                    $6           $20          $35           $79
   Bond Fund                        $5           $17          $30           $66
   Capital Accumulation Fund        $5           $16          $27           $62
   Emerging Growth Fund             $7           $21          $37           $82
   Government Securities Fund       $5           $17          $29           $65
   Growth Fund                      $5           $17          $29           $65
   Money Market Fund                $6           $18          $31           $70
   World Fund                       $9           $29          $50          $111


     This Example is based on the Annual Fund Operating expenses for each Fund described above. Please remember that the Example should not be considered a representation of past or future expenses and that actual expenses may be greater or less than shown.

     The purpose of the above table is to assist the investor in understanding the various expenses that an investor in the Funds will bear directly or indirectly. See "Duties Performed by the Manager and Sub-Advisors."

FINANCIAL HIGHLIGHTS


     The following financial highlights for the periods ended December 31, 1996 and prior thereto are derived from financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report has been incorporated by reference herein. The financial highlights should be read in conjunction with the financial statements, related notes, and other financial information incorporated by reference herein. Audited financial statements may be obtained by shareholders, without charge, by telephoning 1-800-451-5447.


                                                      Income from
                                                  Investment Operations                          Less Distributions
                                           ___________________________________  ____________________________________________________
                                                       Net Realized
                                                            and
                                 Net Asset              Unrealized    Total      Dividends                  Excess
                                 Value at      Net         Gain       from       from Net  Distributions Distributions
                                 Beginning Investment    (Loss) on  Investment  Investment     from          from         Total
                                 of Period   Income     Investments Operations    Income   Capital Gains Capital Gains Distributions
Principal Aggressive
Growth  Fund, Inc.
  Year Ended December 31,

   1996                            $12.94    $  .11     $ 3.38       $3.49       $(.11)    $(1.80)        $    --       $(1.91)
   1995                             10.11       .13       4.31        4.44        (.13)     (1.48)             --        (1.61)
  Period Ended December 31,
   1994(a)                           9.92       .05        .24         .29        (.05)      (.05)             --         (.10)

Principal Asset
Allocation Fund, Inc.
  Year Ended December 31,
   1996                             11.11       .36       1.06        1.42        (.36)      (.69)             --        (1.05)
   1995                              9.79       .40       1.62        2.02        (.40)      (.30)             --         (.70)
  Period Ended December 31,
   1994(a)                           9.98       .23       (.18)        .05        (.23)      --               (.01)       (.24)

Principal Balanced
Fund, Inc.(d)
  Year Ended December 31,
   1996                             13.97       .40       1.41        1.81        (.40)      (.94)             --        (1.34)
   1995                             11.95       .45       2.44        2.89        (.45)      (.42)             --         (.87)
   1994                             12.77       .37       (.64)       (.27)       (.37)      (.18)             --         (.55)
   1993                             12.58       .42        .95        1.37        (.42)      (.76)             --        (1.18)
  Six Months Ended
   December 31, 1992(e)             12.93       .23        .75         .98        (.47)      (.86)             --        (1.33)
  Year Ended June 30,
   1992                             11.33       .47       1.61        2.08        (.48)      --                --         (.48)
   1991                             10.79       .54        .59        1.13        (.57)      (.02)             --         (.59)
   1990                             11.89       .60       (.48)        .12        (.63)      (.59)             --        (1.22)
   1989                             11.75       .62        .30         .92        (.55)      (.23)             --         (.78)
  Period Ended June 30,
   1988(f)                          10.00       .27       1.51        1.78        (.03)      --                --         (.03)

Principal Bond Fund, Inc.
  Year Ended December 31,
   1996                             11.73       .68       (.40)        .28        (.68)      --                --         (.68)
   1995                             10.12       .62       1.62        2.24        (.63)      --                --         (.63)
   1994                             11.16       .72      (1.04)       (.32)       (.72)      --                --         (.72)
   1993                             10.77       .88        .38        1.26        (.87)      --                --         (.87)
  Six Months Ended
   December 31, 1992(e)             11.08       .45        .13         .58        (.89)      --                --         (.89)
  Year Ended June 30,
   1992                             10.64       .91        .46        1.37        (.93)      --                --         (.93)
   1991                             10.72       .94       (.06)        .88        (.96)      --                --         (.96)
   1990                             10.92       .95       (.21)        .74        (.94)      --                --         (.94)
   1989                             10.68      1.15        .17        1.32        (.96)      (.12)             --        (1.08)
  Period Ended June 30,
   1988(f)                          10.00       .32        .40         .72        (.04)      --                --         (.04)

Principal Capital
Accumulation Fund, Inc.
  Year Ended December 31,
   1996                             27.80       .57       5.82        6.39        (.58)     (3.77)             --        (4.35)
   1995                             23.44       .60       6.69        7.29        (.60)     (2.33)             --        (2.93)
   1994                             24.61       .62       (.49)        .13        (.61)      (.69)             --        (1.30)
   1993                             25.19       .61       1.32        1.93        (.60)     (1.91)             --        (2.51)
  Six Months Ended
   December 31, 1992(e)             26.03       .31       1.84        2.15        (.64)     (2.35)             --        (2.99)
  Year Ended June 30,
   1992                             23.35       .65       2.70        3.35        (.67)      --                --         (.67)
   1991                             22.48       .74       1.22        1.96        (.79)      (.30)             --        (1.09)
   1990                             23.63       .79        .14         .93        (.81)     (1.27)             --        (2.08)
   1989                             23.23       .77       1.32        2.09        (.68)     (1.01)             --        (1.69)
   1988                             27.51       .60      (1.50)       (.90)       (.69)     (2.69)             --        (3.38)
   1987                             25.48       .40       4.46        4.86        (.50)     (2.33)             --        (2.83)



                                                                            Ratios/Supplemental Data
                                                            ______________________________________________________

                                                                                             Ratio of Net
                                    Net Asset                                 Ratio of     Investment
                                    Value at                Net Assets at   Expenses to     Income to    Portfolio     Average
                                      End of      Total     End of Period      Average       Average     Turnover    Commission
                                     Period      Return    (in thousands)    Net Assets    Net Assets      Rate         Rate
Principal Aggressive
Growth  Fund, Inc.
  Year Ended December 31,

   1996                             $14.52       28.05%       $  90,106        .85%          1.05%        166.9%       $.0541
   1995                              12.94       44.19%          33,643        .90%          1.34%        172.9%         N/A
  Period Ended December 31,
   1994(a)                           10.11        2.59%(b)       13,770       1.03%(c)       1.06%(c)     105.6%(c)      N/A

Principal Asset
Allocation Fund, Inc.
  Year Ended December 31,
   1996                              11.48       12.92%          61,631        .87%          3.45%        108.2%        .0497
   1995                              11.11       20.66%          41,074        .89%          4.07%         47.1%         N/A
  Period Ended December 31,
   1994(a)                            9.79         .52%(b)       28,041        .95%(c)       4.27%(c)      60.7%(c)      N/A

Principal Balanced
Fund, Inc.(d)
  Year Ended December 31,
   1996                              14.44       13.13%          93,158        .63%          3.45%         22.6%        .0417
   1995                              13.97       24.58%          45,403        .66%          4.12%         25.7%         N/A
   1994                              11.95       (2.09)%         25,043        .69%          3.42%         31.5%         N/A
   1993                              12.77       11.06%          21,399        .69%          3.30%         15.8%         N/A
  Six Months Ended
   December 31, 1992(e)              12.58        8.00%(b)       18,842        .73%(c)       3.71%(c)      38.4%(c)      N/A
  Year Ended June 30,
   1992                              12.93       18.78%          17,344        .72%          3.80%         26.6%         N/A
   1991                              11.33       11.36%          14,555        .73%          5.27%         27.1%         N/A
   1990                              10.79         .87%          13,016        .74%          5.52%         33.1%         N/A
   1989                              11.89        8.55%          12,751        .74%          5.55%         29.3%         N/A
  Period Ended June 30,
   1988(f)                           11.75       17.70%(b)       11,469        .80%(c)       4.96%(c)      41.7%(c)      N/A

Principal Bond Fund, Inc.
  Year Ended December 31,
   1996                              11.33        2.36%          63,387        .53%          7.00%          1.7%         N/A
   1995                              11.73       22.17%          35,878        .56%          7.28%          5.9%         N/A
   1994                              10.12       (2.90)%         17,108        .58%          7.86%         18.2%         N/A
   1993                              11.16       11.67%          14,387        .59%          7.57%         14.0%         N/A
  Six Months Ended
   December 31, 1992(e)              10.77        5.33%(b)        12,790       .62%(c)      8.10%(c)       6.7%(c)       N/A
  Year Ended June 30,
   1992                              11.08       13.57%           12,024       .62%         8.47%          6.1%          N/A
   1991                              10.64        8.94%           10,552       .63%         9.17%          2.7%          N/A
   1990                              10.72        7.15%            9,658       .64%         9.09%          0.0%          N/A
   1989                              10.92       13.51%            9,007       .64%         9.18%         12.2%          N/A
  Period Ended June 30,
   1988(f)                           10.68        6.06%(b)        17,598       .58%(c)      8.11%(c)      68.8%(c)       N/A

Principal Capital
Accumulation Fund, Inc.
  Year Ended December 31,
   1996                              29.84       23.50%          205,019       .49%         2.06%         48.5%         .0426
   1995                              27.80       31.91%          135,640       .51%         2.25%         49.2%          N/A
   1994                              23.44         .49%          120,572       .51%         2.36%         44.5%          N/A
   1993                              24.61        7.79%          128,515       .51%         2.49%         25.8%          N/A
  Six Months Ended
   December 31, 1992(e)              25.19        8.81%(b)       105,355       .55%(c)      2.56%(c)      39.7%(c)       N/A
  Year Ended June 30,
   1992                              26.03       14.53%           94,596       .54%         2.65%         34.8%          N/A
   1991                              23.35        9.46%           76,537       .53%         3.53%         14.0%          N/A
   1990                              22.48        3.94%           74,008       .56%         3.56%         30.2%          N/A
   1989                              23.63       10.02%           68,132       .57%         3.53%         23.5%          N/A
   1988                              23.23       (2.67)%          62,696       .60%         2.76%         26.7%          N/A
   1987                              27.51       22.17%           57,478       .63%         1.99%         16.1%          N/A


Notes to financial highlights

(a) Period from June 1, 1994, date shares first offered to public, through December 31, 1994. Net investment income, aggregating $.01 per share for Principal Aggressive Growth Fund, Inc. and $.01 per share for Principal Asset Allocation Fund, Inc. for the period from the initial purchase of shares on May 23, 1994 through May 31, 1994, was recognized, none of which was distributed to the sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, Principal Aggressive Growth Fund, Inc. and Principal Asset Allocation Fund, Inc. incurred unrealized losses on investments of $.09 and $.03 per share, respectively, during the initial interm period. This represented activities of each fund prior to the initial public offering of fund shares.

(b)  Total return amounts have not been annualized.

(c)  Computed on an annualized basis.

(d) Effective May 1, 1994, the name of Principal Managed Fund, Inc. was changed to Principal Balanced Fund, Inc.

(e) Effective July 1, 1992 the fund changed its fiscal year end from June 30 to December 31.

(f) Period from December 18, 1987, date shares first offered to eligible purchasers, through June 30, 1988. Net investment income aggregating $.01 per share for the period from the initial purchase of shares on December 10, 1987 through December 17, 1987 was recognized, all of which was distributed to the Fund's sole stockholder, Principal Mutual Life Insurance Company. This represented activity of the fund prior to the initial offering of shares to eligible purchasers.

                                                      Income from
                                                  Investment Operations                          Less Distributions
                                           ___________________________________  ____________________________________________________
                                                       Net Realized
                                                            and
                                 Net Asset              Unrealized    Total      Dividends                  Excess
                                 Value at      Net         Gain       from       from Net  Distributions Distributions
                                 Beginning Investment    (Loss) on  Investment  Investment     from          from         Total
                                 of Period   Income     Investments Operations    Income   Capital Gains Capital Gains Distributions
Principal Emerging Growth
Fund, Inc. (a)
  Year Ended December 31,
   1996                            $25.33     $.22        $5.07       $5.29       $(.22)     $(.66)         $ --      $  (.88)
   1995                             19.97      .22         5.57        5.79        (.22)      (.21)           --         (.43)
   1994                             20.79      .14          .03         .17        (.14)      (.85)           --         (.99)
   1993                             18.91      .17         3.47        3.64        (.17)     (1.59)           --        (1.76)
  Six Months Ended
   December 31, 1992(b)             15.97      .10         3.09        3.19        (.21)      (.04)           --         (.25)
  Year Ended June 30,
   1992                             13.93      .21         2.04        2.25        (.21)       --             --         (.21)
   1991                             14.25      .20          .50         .70        (.23)      (.79)           --        (1.02)
   1990                             13.35      .24          .87        1.11        (.20)      (.01)           --         (.21)
   1989                             12.85      .16         1.35        1.51        (.11)      (.90)           --        (1.01)
  Period Ended June 30,
   1988(e)                          10.00      .05         2.83        2.88        (.03)       --             --         (.03)

Principal Government
Securities Fund, Inc.
  Year Ended December 31,
   1996                             10.55      .59         (.24)        .35        (.59)       --             --         (.59)
   1995                              9.38      .60         1.18        1.78        (.61)       --             --         (.61)
   1994                             10.61      .76        (1.24)       (.48)       (.75)       --             --         (.75)
   1993                             10.28      .71          .33        1.04        (.71)       --             --         (.71)
  Six Months Ended
   December 31, 1992(b)             10.93      .40          .04         .44        (.78)       --            (.31)      (1.09)
  Year Ended June 30,
   1992                             10.24      .80          .71        1.51        (.81)       --            (.01)       (.82)
   1991                             10.05      .80          .24        1.04        (.81)       --            (.04)       (.85)
   1990                             10.05      .78           --         .78        (.78)       --             --         (.78)
   1989                              9.37      .80          .34        1.14        (.46)       --             --         (.46)
   1988                              9.47      .78         (.09)        .69        (.79)       --             --         (.79)
  Period Ended June 30,
   1987(f)                          10.00      .18         (.59)       (.41)       (.12)       --             --         (.12)

Principal Growth Fund, Inc.
  Year Ended December 31,
   1996                             12.43      .16         1.39        1.55        (.16)      (.03)           --         (.19)
   1995                             10.10      .17         2.42        2.59        (.17)       --            (.09)       (.26)
  Period Ended December 31,
   1994(g)                           9.60      .07          .51         .58        (.08)       --             --         (.08)

Principal Money Market
Fund, Inc.
  Year Ended December 31,
   1996                              1.000     .049          --         .049       (.049)      --             --         (.049)
   1995                              1.000     .054          --         .054       (.054)      --             --         (.054)
   1994                              1.000     .037          --         .037       (.037)      --             --         (.037)
   1993                              1.000     .027          --         .027       (.027)      --             --         (.027)
  Six Months Ended
   December 31, 1992(b)              1.000     .016          --         .016       (.016)      --             --         (.016)
  Year Ended June 30,
   1992                              1.000     .046          --         .046       (.046)      --             --         (.046)
   1991                              1.000     .070          --         .070       (.070)      --             --         (.070)
   1990                              1.000     .077          --         .077       (.077)      --             --         (.077)
   1989                              1.000     .083          --         .083       (.083)      --             --         (.083)
   1988                              1.000     .064          --         .064       (.064)      --             --         (.064)
   1987                              1.000     .057          --         .057       (.057)      --             --         (.057)

Principal World Fund, Inc.
  Year Ended December 31,
   1996                             10.72      .22         2.46        2.68        (.22)      (.16)           --         (.38)
   1995                              9.56      .19         1.16        1.35        (.18)       --            (.01)       (.19)
  Period Ended December 31,
   1994(g)                           9.94      .03         (.33)       (.30)       (.05)      (.02)          (.01)       (.08)


                                                                            Ratios/Supplemental Data
                                                            ______________________________________________________

                                                                                             Ratio of Net
                                    Net Asset                                 Ratio of     Investment
                                    Value at                Net Assets at   Expenses to     Income to    Portfolio     Average
                                      End of      Total     End of Period      Average       Average     Turnover    Commission
                                     Period      Return    (in thousands)    Net Assets    Net Assets      Rate         Rate
Principal Emerging Growth
Fund, Inc. (a)
  Year Ended December 31,
   1996                               $29.74      21.11%       $137,161         .66%         1.07%          8.8%       $.0379
   1995                                25.33      29.01%         58,520         .70%         1.23%         13.1%         N/A
   1994                                19.97        .78%         23,912         .74%         1.15%         12.0%         N/A
   1993                                20.79      19.28%         12,188         .78%          .89%         22.4%         N/A
  Six Months Ended
   December 31, 1992(b)                18.91      20.12%(c)       9,693         .81%(d)      1.24%(d)       8.6%(d)      N/A
  Year Ended June 30,
   1992                                15.97      16.19%          7,829         .82%         1.33%         10.1%         N/A
   1991                                13.93       5.72%          6,579         .89%         1.70%         11.1%         N/A
   1990                                14.25       8.32%          6,067         .88%         1.74%         17.9%         N/A
   1989                                13.35      13.08%          5,509         .90%         1.31%         21.4%         N/A
  Period Ended June 30,
   1988(e)                             12.85      28.72%(c)       4,857         .94%(d)       .64%(d)       4.6%(d)      N/A

Principal Government
Securities Fund, Inc.
  Year Ended December 31,
   1996                                10.31       3.35%         85,100         .52%         6.46%          8.4%         N/A
   1995                                10.55      19.07%         50,079         .55%         6.73%          9.8%         N/A
   1994                                 9.38      (4.53)%        36,121         .56%         7.05%         23.2%         N/A
   1993                                10.61      10.07%         36,659         .55%         7.07%         20.4%         N/A
  Six Months Ended
   December 31, 1992(b)                10.28       4.10%(c)      31,760         .59%(d)      7.35%(d)      34.5%(d)      N/A
  Year Ended June 30,
   1992                                10.93      15.34%         33,022         .58%         7.84%         38.9%         N/A
   1991                                10.24      10.94%         26,021         .59%         8.31%          4.2%         N/A
   1990                                10.05       8.16%         21,488         .61%         8.48%         18.7%         N/A
   1989                                10.05      12.61%         15,890         .63%         8.68%          3.7%         N/A
   1988                                 9.37       7.69%         12,902         .66%         8.47%          2.7%         N/A
  Period Ended June 30,
   1987(f)                              9.47       (.94)%(c)     10,778         .64%(d)      8.50%(d)       0.2%(d)      N/A

Principal Growth Fund, Inc.
  Year Ended December 31,
   1996                                13.79      12.51%         99,612         .52%         1.61%          2.0%        .0401
   1995                                12.43      25.62%         42,708         .58%         2.08%          6.9%         N/A
  Period Ended December 31,
   1994(g)                             10.10       5.42%(c)      13,086         .75%(d)      2.39%(d)       0.9%(d)      N/A

Principal Money Market
Fund, Inc.
  Year Ended December 31,
   1996                                 1.000      5.07%         46,244         .56%         5.00%           N/A         N/A
   1995                                 1.000      5.59%         32,670         .58%         5.32%           N/A         N/A
   1994                                 1.000      3.76%         29,372         .60%         3.81%           N/A         N/A
   1993                                 1.000      2.69%         22,753         .60%         2.64%           N/A         N/A
  Six Months Ended
   December 31, 1992(b)                 1.000      1.54%(c)      27,680         .59%(d)      3.10%(d)        N/A         N/A
  Year Ended June 30,
   1992                                 1.000      4.64%         25,194         .57%         4.54%           N/A         N/A
   1991                                 1.000      7.20%         26,509         .56%         6.94%           N/A         N/A
   1990                                 1.000      8.37%         26,588         .57%         8.05%           N/A         N/A
   1989                                 1.000      8.59%         20,707         .61%         8.40%           N/A         N/A
   1988                                 1.000      6.61%         14,571         .64%         6.39%           N/A         N/A
   1987                                 1.000      5.78%         11,902         .65%         5.68%           N/A         N/A

Principal World Fund, Inc.
  Year Ended December 31,
   1996                                13.02      25.09%         71,682         .90%         2.28%         12.5%        .0120
   1995                                10.72      14.17%         30,566         .95%         2.26%         15.6%         N/A
  Period Ended December 31,
   1994(g)                              9.56      (3.37)%(c)     13,746        1.24%(d)      1.31%(d)      14.4%(d)      N/A

Notes to financial highlights

(a) Effective May 1, 1992, the name of Principal Aggressive Growth Fund, Inc. was changed to Principal Emerging Growth Fund, Inc.

(b) Effective July 1, 1992 the fund changed its fiscal year end from June 30 to December 31.

(c)  Total return amounts have not been annualized.

(d)  Computed on an annualized basis.

(e) Period from December 18, 1987, date shares first offered to eligible purchasers, through June 30, 1988. Net investment income aggregating $.01 per share for the period from the initial purchase of shares on December 10, 1987 through December 17, 1987 was recognized, all of which was distributed to the Fund's sole stockholder, Principal Mutual Life Insurance Company. This represented activity of the fund prior to the initial offering of shares to eligible purchasers.

(f) Period from April 9, 1987, date shares first offered to the public, through June 30, 1987. Net investment income, aggregating $.01 per share for the period from the initial purchase of shares on October 31, 1987 through December 17, 1987 was recognized, all of which was distributed to the Fund's sole stockholder, Principal Mutual Life Insurance Company. This represented activity of the Fund prior to the initial offering of shares to eligible purchasers.

(g) Period from May 1, 1994, date shares first offered to the public, through December 31, 1994. Net investment income, aggregating $.01 per share for Principal Growth Fund, Inc. and $.04 per share for Principal World Fund, Inc. for the period from the initial purchase of shares on March 23, 1994 through April 30, 1994, was recognized, none of which was distributed to the sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, Principal Growth Fund, Inc. and Principal World Fund, Inc. incurred unrealized losses on investments of $.41 and $.10 per share, respectively, during the initial interim period. This represented activities of each fund prior to the initial public offering of fund shares.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The investment objectives and policies of each Fund are described below. There can be no assurance that the objectives of the Funds will be realized.

GROWTH-ORIENTED FUNDS

     The Principal Funds currently include five Funds which seek capital appreciation through investments in equity securities (Principal Aggressive Growth Fund, Principal Capital Accumulation Fund, Principal Emerging Growth Fund, Principal Growth Fund and Principal World Fund) and two Funds which seek a total investment return including both capital appreciation and income through investments in equity and debt securities (Principal Asset Allocation Fund and Principal Balanced Fund). These seven Funds are collectively referred to as the Growth-Oriented Funds.

     The Growth-Oriented Funds may invest in the following equity securities: common stocks; preferred stocks and debt securities that are convertible into common stock, that carry rights or warrants to purchase common stock or that carry rights to participate in earnings; rights or warrants to subscribe to or purchase any of the foregoing securities; and American Depositary Receipts based on any of the foregoing securities. The Aggressive Growth, Capital Accumulation, Emerging Growth, Growth and World Funds will seek to be fully invested under normal conditions in equity securities. When, in the opinion of the Manager or Sub-Advisor, current market or economic conditions warrant, a Growth-Oriented Fund may for temporary defensive purposes place all or a portion of its assets in cash, on which the Fund would earn no income, cash equivalents, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, commercial paper master notes which are floating rate debt instruments without a fixed maturity, United States Government securities, and preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock. A Growth-Oriented Fund may also maintain reasonable amounts in cash or short-term debt securities for daily cash management purposes or pending selection of particular long-term investments.

Principal Aggressive Growth Fund

     The Aggressive Growth Fund's investment objective is to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations. Common stocks for this purpose include common stocks and equivalents, such as securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in common stocks.

     The Fund employs a flexible and eclectic investment process in pursuit of its investment objective. In selecting stocks for the Fund, the Sub-Advisor, MSAM, concentrates on a universe of rapidly growing, high quality companies and lower but accelerating earnings growth situations. The Sub-Advisor's universe of potential investments generally comprises companies with market capitalizations of $750 million or more and is not restricted to specific market sectors. The Sub-Advisor uses its research capabilities, analytical resources and judgment to assess economic, industry and market trends, as well as individual company developments, to select promising growth investments for the Fund. The Sub-Advisor concentrates on companies with strong, communicative managements and clearly defined strategies for growth. In addition, the Sub-Advisor rigorously assesses company developments, including changes in strategic direction, management focus and current and likely future earnings results. Valuation is important to the Sub-Advisor but is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises vis-a-vis consensus expectations. The Fund is free to invest in any common stock which in the Sub-Advisor's judgment provides above average potential for capital appreciation.

     In selecting investments for the Fund, the Sub-Advisor emphasizes individual security selection. The Fund's investments will generally be diversified by industry but concentrated sector positions may result from the investment process. The Fund has a long-term investment perspective; however, the Sub-Advisor may take advantage of short-term opportunities that are consistent with its objective by selling recently purchased securities which have increased in value.

     The Fund may invest in common stock and convertible securities of domestic and foreign corporations. However, the Fund does not expect to invest more than 25% of its total assets at the time of purchase in securities of foreign companies. The Fund may invest in securities of foreign issuers directly or in the form of Depositary Receipts. The Fundmay enter into forward foreign currency exchange contracts which provide for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to hedge the underlying currency exposure related to foreign investments. The Fund will not enter into these commitments for speculative purposes. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. See "Foreign Securities" and "Currency Contracts."

     The Fund may invest in convertible securities of domestic and, subject to the above restrictions, foreign issuers on occasions when, due to market conditions, it is more advantageous to purchase such securities than common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to exercise the conversion privilege. Since the Fund invests in both common stocks and convertible securities, the risks of investing in the general equity markets may be tempered to a degree by the Fund's investments in convertible securities which are often not as volatile as equity securities.

Principal Asset Allocation Fund

     The Asset Allocation Fund seeks to generate a total investment return consistent with preservation of capital. In seeking to achieve its objective, the Fund intends to pursue a flexible investment policy by investing primarily in the common stock and other securities having common stock characteristics of large and small domestic or foreign companies that appear to be undervalued relative to their earnings results or potential, or whose earnings growth prospects appear to be more attractive than the economy as a whole, and domestic or foreign fixed-income securities, including high yield securities when, in the judgement of the Sub-Advisor, MSAM, it is appropriate to do so.

     The securities in which the Fund invests will be identified as belonging to an "asset class." Asset classes may include, but are not limited to, small capitalization (companies whose market value is less than $1 billion) value stocks, large capitalization (companies with a market value in excess of $1 billion) value stocks, small capitalization growth stocks, large capitalization growth stocks, common stocks of foreign corporations, domestic fixed-income securities, domestic high yield fixed-income securities, foreign fixed-income securities, and money market instruments (debt securities maturing in one year or less). "Value" stocks are generally defined as companies with distinctly below average stock price to earnings ratios and stock price to book value ratios, and higher than average dividend yields. "Growth" stocks are generally defined as those companies whose earnings are expected to grow more rapidly than the economy as a whole.

     The allocation among asset classes is designed to lessen overall investment risk through participation in a variety of types of investments in several markets. Reallocation among asset classes, or the elimination of an asset class for a period of time, will occur when in the Sub-Advisor's judgement such shift offers the investor better prospects of achieving the overall investment objective of the Fund. Under normal conditions, abrupt shifts among asset classes will not occur and it is not the policy of the Sub-Advisor to attempt market timing. The Sub-Advisor does not undertake to maintain a specific portion of the Fund in any asset class, but expects that over time the investment mix will be within the following ranges: 25% to 75% in equities, 20% to 60% in fixed-income securities and 0% to 40% in money market instruments. Factors involved with this decision will depend upon the judgement of the Sub-Advisor as to general market and economic conditions, trends and investment yields and interest rates and changes in fiscal or monetary policies. The Sub-Advisor will seek to minimize declines in the net asset value per share; however, there is no guarantee this goal can be achieved.

     The Fund may invest in all types of common stocks and other equities and investments, without regard to any objective investment criteria such as size of the issue or issuer, exchange listing or seasoning. The Fund may invest in both exchange listed and over-the-counter securities, including American Depositary Receipts ("ADRs") and closed end mutual funds. The Fund's investments in corporate bonds and debentures and money market instruments are not restricted by credit ratings or other objective investment criteria, except with respect to bank certificates of deposit as set forth below. See "Below-Investment Grade Bonds" for a discussion of the risks associated with these securities. Normally, investments in below investment grade bonds are not expected to exceed 20% of Fund assets. Securities purchases may be either U.S. dollar or Non-U.S. dollar denominated.

     To achieve its investment objective, the Fund may at times emphasize the generation of interest income by investing in short, medium or long-term fixed-income securities. Investment in those securities may also be made with a view to realizing capital appreciation when the Sub-Advisor believes that declining interest rates may increase market values.

     Money market instruments in which the Fund may invest may include U.S. Treasury bills, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper and commercial paper master notes which are floating rate debt instruments without a fixed maturity, and non-U.S. dollar denominated money market instruments. The Fund will only invest in domestic bank certificates of deposit issued by banks which are members of the Federal Reserve System that have total deposits in excess of $1 billion.

     The Fund may invest in U.S. government securities including U.S. Treasury obligations and obligations of certain agencies such as the Government National Mortgage Association which are supported by the full faith and credit of the United States, as well as obligations of certain other federal agencies or instrumentalities which are backed only by the right of the issuer to borrow limited funds from the U.S. Treasury, by the discretionary authority of the U.S. government to purchase such obligations or by the credit of the agency or instrumentality itself.

Principal Balanced Fund

     The investment objective of Principal Balanced Fund is to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective. The term "reasonable risks" refers to investment decisions that in the judgment of the Sub-Advisor, Invista, do not present a greater than normal risk of loss in light of current or anticipated future market and economic conditions, trends in yields and interest rates, and fiscal and monetary policies.

     In seeking to achieve the investment objective, the Fund invests primarily in growth and income-oriented common stocks (including securities convertible into common stocks), corporate bonds and debentures and short-term money market instruments. The Fund may also invest in other equity securities, and in debt securities issued or guaranteed by the United States Government and its agencies or instrumentalities. The Fund seeks to generate real (inflation plus) growth during favorable investment periods and may emphasize income and capital preservation strategies during uncertain investment periods. The Sub-Advisor will seek to minimize declines in the net asset value per share. However, there is no guarantee that the Sub-Advisor will be successful in achieving this goal.

     The portions of the Fund's total assets invested in equity securities, debt securities and short-term money market instruments are not fixed, although ordinarily 40% to 70% of the Fund's portfolio will be invested in equity securities with the balance of the portfolio invested in debt securities. The investment mix will vary from time to time depending upon the judgment of the Sub-Advisor as to general market and economic conditions, trends in investment yields and interest rates and changes in fiscal or monetary policies.

     The Fund may invest in all types of common stocks and other equity investments, without regard to any objective investment criteria such as size of the issue or issuer, exchange listing or seasoning. The Fund may invest in both exchange-listed and over-the-counter securities, in small or large companies, and in well-established or unseasoned companies. Also, the Fund's investments in corporate bonds and debentures and money market instruments are not restricted by credit ratings or other objective investment criteria, except with respect to bank certificates of deposit as set forth below. Some of the fixed income securities in which the Fund may invest may be considered to include speculative characteristics and the Fund may purchase such securities that are in default but does not currently intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's or Baa by Moody's. See "Below Investment-Grade Bonds" for a discussion of the risks associated with these securities. The rating services' descriptions of BBB or Baa securities are as follows: Moody's Investors Service, Inc. Bond Ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard & Poor's Corporation Bond Ratings -- BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories. The Fund will not concentrate its investments in any industry.

     In selecting common stocks, the Sub-Advisor seeks companies which it believes have predictable earnings increases and which, based on their future growth prospects, may be currently undervalued in the market place. During periods when the Sub-Advisor determines that general economic conditions are favorable, it will generally purchase common stocks with the objective of long-term capital appreciation. From time to time, and in periods of economic uncertainty, the Sub-Advisor may purchase common stocks with the expectation of price appreciation over a relatively short period of time.

     To achieve its investment objective, the Fund may at times emphasize the generation of interest income by investing in short, medium or long-term debt securities. Investment in debt securities may also be made with a view to realizing capital appreciation when the Manager believes that declining interest rates may increase market values. The Fund may also purchase "deep discount bonds," i.e., bonds which are selling at a substantial discount from their face amount, with a view to realizing capital appreciation.

     The short-term money market investments in which the Fund may invest include the following: U.S. Treasury bills, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes which are floating rate debt instruments without a fixed maturity. The Fund will only invest in domestic bank certificates of deposit issued by banks which are members of the Federal Reserve System that have total deposits in excess of $1 billion.

     The United States government securities in which the Fund may invest include U.S. Treasury obligations and obligations of certain agencies, such as the Government National Mortgage Association, which are supported by the full faith and credit of the United States, as well as obligations of certain other Federal agencies or instrumentalities, such as the Federal National Mortgage Association, Federal Land Banks and the Federal Farm Credit Administration, which are backed only by the right of the issuer to borrow limited funds from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase such obligations or by the credit of the agency or instrumentality itself.

Principal Capital Accumulation Fund

     The primary objective of Principal Capital Accumulation Fund is long-term capital appreciation. A secondary objective is growth of investment income.

     The Fund will invest primarily in common stocks, but it may invest in other securities. In making selections for the Fund's investment portfolio, the Manager will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. In pursuit of the Fund's investment objectives, investments will be made in securities which as a group appear to offer long-term prospects for capital and income growth.
Securities chosen for investment may include those of companies which the Manager believes can reasonably be expected to share in the growth of the nation's economy over the long term.

Principal Emerging Growth Fund

     The objective of Principal Emerging Growth Fund is to achieve capital appreciation. The strategy of this Fund is to invest primarily in the common stocks and securities (both debt and preferred stock) convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. In pursuing its objective of capital appreciation, the Emerging Growth Fund may invest, for any period of time, in any industry, in any kind of growth-oriented company, whether new and unseasoned or well known and established.

     There  can be, of  course,  no  assurance  that the Fund  will  attain  its objective. Investment in emerging and other growth-oriented companies may involve greater risk than investment in other companies. The securities of growth-oriented companies may be subject to more abrupt or erratic market movements, and many of them may have limited product lines, markets, financial resources or management. Because of these factors and of the length of time that may be required for full development of the growth prospects of some of the companies in which the Fund invests, the Fund believes that its shares are suitable only for persons who are prepared to experience above-average fluctuations in net asset value, to assume above-average investment risk in search of above-average return, and to consider the Fund as a long-term investment and not as a vehicle for seeking short-term profits. Moreover, since the Fund will not be seeking current income, investors should not view a purchase of Fund shares as a complete investment program.

Principal Growth Fund

     The objective of Principal Growth Fund is growth of capital. Realization of current income will be incidental to the objective of growth of capital.

     The Fund will invest primarily in common stocks, but it may invest in other equity securities. In making selections for the Fund's investment portfolio, the Sub-Advisor, Invista, will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. In pursuit of the Fund's investment objective, investments will be made in securities which as a group appear to possess potential for appreciation in market value. Common stocks chosen for investment may include those of companies which have a record of sales and earnings growth that exceeds the growth rate of corporate profits of the S&P 500 or which offer new products or new services. The policy of investing in securities which have a high potential for growth of capital can mean that the assets of the Fund may be subject to greater risk than securities which do not have such potential.

Principal World Fund

     The investment objective of Principal World Fund is to seek long-term growth of capital through investment in a portfolio of equity securities of companies domiciled in any of the nations of the world. In choosing investments in equity securities of foreign and United States corporations, the Sub-Advisor, Invista, intends to pay particular attention to long-term earnings prospects and the relationship of then-current prices to such prospects. Short-term trading is not generally intended, but occasional investments may be made for the purpose of seeking short-term or medium-term gain. The Fund expects its investment objective to be met over long periods which may include several market cycles. For a description of certain investment risks associated with foreign securities, see "Foreign Securities."

     For temporary defensive purposes, the World Fund may invest in the same kinds of securities as the other Growth-Oriented Funds whether issued by domestic or foreign corporations, governments, or governmental agencies, instrumentalities or political subdivisions and whether denominated in United States dollars or some other currency.

     The Fund intends that its investments normally will be allocated among various countries. Although there is no limitation on the percentage of assets that may be invested in any one country or denominated in any one currency, the Fund intends under normal market conditions to have at least 65% of its assets invested in securities issued by corporations of at least five countries, one of which may be the United States. Investments may be made anywhere in the world, but it is expected that primary consideration will be given to investing in the securities issued by corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia) that have developed economies. Changes in investments may be made as prospects change for particular countries, industries or companies.

     The Fund may invest in the securities of other investment companies but may not invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund's Manager will waive its management fee on the Fund's assets invested in securities of other open-end investment companies. The Fund will generally invest only in those investment companies that have investment policies requiring investment in securities comparable in quality to those in which the Fund invests.

INCOME-ORIENTED FUNDS

     The Principal Funds currently include two Funds which seek a high level of income through investments in fixed-income securities (Principal Bond Fund and Principal Government Securities Fund) collectively referred to as the "Income-Oriented Funds." An investment in either of the Income-Oriented Funds involves market risks associated with movements in interest rates. The market value of the Funds' investments will fluctuate in response to changes in interest rates and other factors. During periods of falling interest rates, the values of outstanding long-term fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities will affect the Funds' net asset values but will not affect cash income derived from the securities unless a change results from a failure of an issuer to pay interest or principal when due. Each Fund's rating limitations apply at the time of acquisition of a security, and any subsequent change in a rating by a rating service will not require elimination of a security from the Fund's portfolio. The Statement of Additional Information contains descriptions of ratings of Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Corporation ("S&P").

Principal Bond Fund

     The investment objective of Principal Bond Fund is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

     In seeking to achieve the investment objective, the Fund will predominantly invest in marketable fixed-income securities. Investments will be made generally on a long-term basis, but the Fund may make short-term investments from time to time as deemed prudent by the Manager. Longer maturities typically provide better yields but will subject the Fund to a greater possibility of substantial changes in the values of its portfolio securities as interest rates change.

     Under normal circumstances, the Fund will invest at least 65% of its assets, exclusive of cash items, in one or more of the following kinds of securities: (i) corporate debt securities and taxable municipal obligations, which at the time of purchase have an investment grade rating within the four highest grades used by Standard & Poor's Corporation (AAA, AA, A or BBB) or by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or which, if lower-rated or nonrated, are comparable in quality in the opinion of the Fund's Manager; (ii) similar Canadian corporate, Provincial and Federal Government securities payable in U.S. funds; and (iii) securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The balance of the Fund's assets may be invested in other fixed income securities, including domestic and foreign corporate debt securities or preferred stocks, in common stocks that provide returns that compare favorably with the yields on fixed income investments, and in common stocks acquired upon conversion of debt securities or preferred stocks or upon exercise of warrants acquired with debt securities or otherwise and foreign government securities. The debt securities and preferred stocks in which the Fund invests may be convertible or nonconvertible. The Fund does not intend to purchase debt securities rated lower than Ba3 by Moody's or BB - by S & P (bonds which are judged to have speculative elements; their future cannot be considered as well-assured). See "Below Investment-Grade Bonds" for a discussion of the risks associated with these securities. The rating services' descriptions of BBB or Baa securities are as follows: Moody's Investors Service, Inc. Bond Ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard & Poor's Corporation Bond Ratings -- BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.


     During the year ended December 31, 1996, the percentage of the Fund's portfolio securities invested in the various ratings established by Moody's based upon the weighted average ratings of the portfolio, was as follows:

      Moody's Rating                           Portfolio Percentage
           Aaa                                          .18%
           Aa                                           .81%
           A                                          24.05%
           Baa                                        68.04%
           Ba                                          6.92%

     * The above percentages for A rated securities include .57% respectively, unrated securities which have been determined by the Manager to be of comparable quality.


     Cash equivalents in which the Fund invests include corporate commercial paper rated A-1+, A-1 or A-2 by Standard & Poor's or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by Standard & Poor's and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Fund to have investment quality. Under unusual market or economic conditions, the Fund may for temporary defense purposes invest up to 100% of its assets in cash or cash equivalents.

Principal Government Securities Fund

     The objective of Principal Government Securities Fund is a high level of current income, liquidity and safety of principal.

     The Fund will invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities and in repurchase agreements collateralized by such obligations. Such securities include Government National Mortgage Association ("GNMA") Certificates of the modified pass-through type, Federal National Mortgage Association ("FNMA") Obligations, Federal Home Loan Mortgage Corporation ("FHLMC") Certificates and Student Loan Marketing Association ("SLMA") Certificates and other U.S. Government Securities. GNMA is a wholly-owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately-owned corporation, FHLMC, a federal corporation, and SLMA, a government sponsored stockholder-owned organization, are instrumentalities of the United States. The securities and guarantees of FNMA, FHLMC and SLMA are not backed, directly or indirectly, by the full faith and credit of the United States. Although the Secretary of the Treasury of the United States has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's or FHLMC's operations or to assist FNMA or FHLMC in any other manner. The Fund may maintain reasonable amounts of cash or short-term debt securities for daily cash management purposes or pending selection of particular long-term investments.

     Depending on market conditions, up to 55% of the assets may be invested in GNMA Certificates. GNMA is a United States Government corporation within the Department of Housing and Urban Development. GNMA Certificates are mortgage-backed securities representing an interest in a pool of mortgage loans. Such loans are made by lenders such as mortgage bankers, insurance companies, commercial banks and savings and loan associations. Then, they are either insured by the Federal Housing Administration (FHA) or they are guaranteed by the Veterans Administration (VA) or Farmers Home Administration (FmHA). The lender or other prospective issuer creates a specific pool of such mortgages, which it submits to GNMA for approval. After approval, a GNMA Certificate is typically offered by the issuer to investors through securities dealers.

     GNMA Certificates differ from bonds in that the principal is scheduled to be paid back by the borrower on a monthly basis over the life of the loan rather than returned in a lump sum at maturity. Modified pass-through GNMA certificates, which are the only kind in which the Fund intends to invest, entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of the issuer and GNMA fee of .5% prescribed by regulation), regardless of whether or not the mortgagor has made such payment. The timely payment of interest and principal is guaranteed by the full faith and credit of the United States Government.

     Although the payment of interest and principal is guaranteed, the guarantee does not extend to the value of a GNMA Certificate or the value of the shares of the Fund. The market value of a GNMA Certificate typically will fluctuate to reflect changes in prevailing interest rates. It falls when rates increase (as does the market value of other debt securities) and it rises when rates decline (but it may not rise on a comparable basis with other debt securities because of its prepayment feature), and, therefore, may be more or less than the face amount of the GNMA Certificate, which reflects the aggregate principal amount of the underlying mortgages. As a result, the net asset value of Fund shares will fluctuate as interest rates change.

     Mortgagors may pay off their mortgages at any time. Expected prepayments of the mortgages can affect the market value of the GNMA Certificate, and actual prepayments can affect the return ultimately received. Prepayments, like scheduled payments of principal, are reinvested by the Fund at prevailing interest rates which may be less than the rate on the GNMA Certificate. Prepayments are likely to increase as the interest rate for new mortgages moves lower than the rate on the GNMA Certificate. Moreover, if the GNMA Certificate had been purchased at a premium above principal because its rate exceeded prevailing rates, the premium is not guaranteed and a decline in value to par may result in a loss of the premium especially in the event of prepayment.

     To the extent deemed appropriate by the Fund's Manager, the Fund intends to purchase GNMA Certificates directly from Principal Mutual Life Insurance Company and other issuers as well as from securities dealers. The Fund will purchase directly from issuers only if it can obtain a price advantage by not paying the commission or mark-up that would be required if the Certificates were purchased from a securities dealer. The Securities and Exchange Commission has issued an order under the Investment Company Act of 1940 that permits the Fund to purchase GNMA Certificates directly from Principal Mutual Life Insurance Company subject to certain conditions.

     The FNMA and FHLMC securities in which the Fund invests are very similar to GNMA certificates as described above but are not guaranteed by the full faith and credit of the United States but rather by the agency itself. FNMA and FHLMC securities are rated Aaa by Moody's and AAA by Standard & Poor's. These ratings reflect the status of FNMA and FHLMC as federal agencies as well as the important role each plays in financing purchases of homes in the U.S.

     Student Loan Marketing Association is a government sponsored stockholder-owned organization whose goal is to provide liquidity to financial and educational institutions. SLMA provides liquidity by purchasing student loans, which are principally government guaranteed loans issued under the Federal Guaranteed Student Loan Program and the Health Education Assistance Loan Program. SLMA securities are not guaranteed by the U.S. Government but are obligations solely of the agency. SLMA senior debt issues in which the Fund invests are rated AAA by Standard & Poor's and Aaa by Moody's.

     There are other obligations issued or guaranteed by the United States Government (such as U.S. Treasury securities) or by its agencies or instrumentalities that are either supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality. Included in the latter category are Federal Home Loan Bank and Farm Credit Banks. Obligations not guaranteed by the United States Government are highly rated because they are issued by indirect branches of government. Such paper is issued as needs arise by the agency and is traded regularly in denominations similar to those in which government obligations are traded.

     The Fund will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective. Accordingly, the Fund may sell portfolio securities in anticipation of a rise in interest rates and purchase securities for inclusion in its portfolio in anticipation of a decline in interest rates.

     As a hedge against changes in interest rates, the Fund may enter into contracts with dealers in GNMA Certificates whereby the Fund agrees to purchase or sell an agreed-upon principal amount of GNMA Certificates at a specified price on a certain date. The Fund may enter into similar purchase agreements with issuers of GNMA Certificates other than Principal Mutual Life Insurance Company. The Fund may also purchase optional delivery standby commitments which give the Fund the right to sell particular GNMA Certificates at a specified price on a specified date. Failure of the other party to such a contract or commitment to abide by the terms thereof could result in a loss to the Fund. To the extent the Fund engages in delayed delivery transactions it will do so for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. Liability accrues to the Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. From the time the Fund becomes obligated to purchase securities on a delayed delivery basis the Fund has all the rights and risks attendant to the ownership of a security. At the time the Fund enters into a binding obligation to purchase such securities, Fund assets of a dollar amount sufficient to make payment for the securities to be purchased will be segregated. The availability of liquid assets for this purpose and the effect of asset segregation on the Fund's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly will limit the extent to which the Fund may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of the Fund's total assets that may be committed to transactions in such agreements.

MONEY MARKET FUND

     The Principal Funds also include a Fund which invests primarily in short-term securities, Principal Money Market Fund. Securities in which the Money Market Fund will invest may not yield as high a level of current income as securities of low quality and longer maturities which generally have less liquidity, greater market risk and more fluctuation.

     The Money Market Fund will limit its portfolio investments to United States dollar denominated instruments that its board of directors determines present minimal credit risks and which are at the time of acquisition "Eligible Securities" as that term is defined in regulations issued under the Investment Company Act of 1940. Eligible Securities include:

     (1) A security with the remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated in respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations; or

     (2) A security at the time of issuance was a long-term security that has a remaining maturity of 397 calendar days or less, and whose issuer has received from a nationally recognized statistical rating organization a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations; or

     (3) An unrated security that is of comparable quality to a security meeting the requirements of (1) or (2) above, as determined by the board of directors.

     The Fund will not invest more than 5% of its total assets in the following securities:

     (1) Securities which, when acquired by the Fund (either initially or upon any subsequent rollover), are rated below the highest rating category for short-term debt obligations;

     (2) Securities which, at the time of issuance were long-term securities but when acquired by the Fund have a remaining maturity of 397 calendar days or less, if the issuer of such securities is rated, with respect to a class of comparable short-term debt obligations, below the highest rating category for short-term obligations;

     (3) Securities which are unrated but are determined by the Fund's board of directors to be of comparable quality to securities rated below the highest rating category for short-term debt obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less.

     The objective of Principal Money Market Fund is to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing its assets in a portfolio of money market instruments. These money market instruments are U.S. Government Securities, U.S. Government Agency Securities, Bank Obligations, Commercial Paper, Short-term Corporate Debt and Repurchase Agreements, which are described briefly below and in more detail in the Statement of Additional Information.

     U.S. Government Securities are securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

     U.S. Government Agency Securities are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whether supported by the full faith and credit of the U.S. Treasury or only by the credit of a particular agency or instrumentality.

     Bank Obligations consist of certificates of deposit which are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return and bankers acceptances which are time drafts drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

     Commercial Paper is short-term promissory notes issued by corporations primarily to finance short-term credit needs.

     Short-term Corporate Debt consists of notes, bonds or debentures which at the time of purchase have one year or less remaining to maturity.

     Repurchase Agreements are transactions under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. Generally, Repurchase Agreements are of short duration, usually less than a week but on occasion for longer periods.

     The Fund intends to hold its investments until maturity, but may on occasion trade securities to take advantage of market variations. Also, revised valuations of an issuer or redemptions may result in sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Fund's right to borrow to facilitate redemptions may reduce the need for such sales. It is the Fund's policy to be as fully invested as reasonably practical at all times to maximize current income.

     Since portfolio assets will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since the Fund expects to usually transact purchases and sales of portfolio securities with issuers or dealers on a net basis, it is not anticipated that the Fund will pay any significant brokerage commissions. The Fund is free to dispose of portfolio securities at any time, when changes in circumstances or conditions make such a move desirable in light of the investment objective.

     A shareholder's rate of return will vary with the general interest rate levels applicable to the money market instruments in which the Fund invests. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Fund's operating expenses.

CERTAIN INVESTMENT POLICIES AND RESTRICTIONS

     Following is a discussion of certain investment practices that the Funds may use in an effort to achieve their respective investment objectives.

Diversification

     Each Fund is subject to the diversification requirements of Section 817(h) of the Internal Revenue Code (the "Code") which must be met at the end of each quarter of the year (or within 30 days thereafter). Regulations issued by the Secretary of the Treasury have the effect of requiring each Fund to invest no more than 55% of its total assets in securities of any one issuer, no more than 70% in the securities of any two issuers, no more than 80% in the securities of any three issuers, and no more than 90% in the securities of any four issuers. For this purpose, the United States Treasury and each U.S. Government agency and instrumentality is considered to be a separate issuer. Thus, the Government Securities Fund intends to invest in U.S. Treasury securities and in securities issued by at least four U.S. Government agencies or instrumentalities in the amounts necessary to meet those diversification requirements at the end of each quarter of the year (or within thirty days thereafter).

     In the event any of the Funds do not meet the diversification requirements of Section 817(h) of the Code, the contracts funded by shares of the Funds will not be treated as annuities or life insurance for Federal income tax purposes and the owners of the Funds will be subject to taxation on their share of the dividends and distributions paid by the Funds.

Foreign Securities

     Each of the following Principal Funds has adopted investment restrictions that limit its investments in foreign securities to the indicated percentage of its assets: Asset Allocation and World Funds - 100%; Aggressive Growth Fund - 25%; Bond, Capital Accumulation - 20%; Balanced, Emerging Growth and Growth Funds - 10%. Investment in foreign securities presents certain risks including those resulting from fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, transactions in foreign securities may be subject to higher costs, and the time for settlement of transactions in foreign securities may be longer than the settlement period for domestic issuers. A Fund's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Currency Contracts

     The Aggressive Growth, Asset Allocation and World Funds may each enter into forward currency contracts, currency futures contracts and options thereon and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Funds will not enter into a transaction to hedge currency exposure to an extent greater in effect than the aggregate market value of the securities held or to be purchased by the Fund that are denominated or generally quoted in or currently convertible into the currency. When the Fund enters into a contract to buy or sell a foreign currency, it generally will hold an amount of that currency, liquid securities denominated in that currency or a forward contract for such securities equal to the Fund's obligation, or it will segregate liquid high grade debt obligations equal to the amount of the Fund's obligations. The use of currency contracts involves many of the same risks as transactions in futures contracts and options as well as the risk of government action through exchange controls or otherwise that would restrict the ability of the Fund to deliver or receive currency.

Repurchase Agreements and Securities Loans

     Each of the Funds, except the Capital Accumulation Fund, may enter into repurchase agreements with, and each of the Funds, except the Capital Accumulation and Money Market Funds, may lend its portfolio securities to, unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligations, and the Fund is delayed or prevented from recovering on the collateral. See the Funds' Statement of Additional Information for further information regarding the credit risks associated with repurchase agreements and the standards adopted by each Fund's Board of Directors to deal with those risks. None of the Funds intend either (i) to enter into repurchase agreements that mature in more than seven days if any such investment, together with any other illiquid securities held by the Fund, would amount to more than 10% of its total assets or (ii) to loan securities in excess of 30% of its total assets.

Forward Commitments

     From time to time, each of the Funds may enter into forward commitment agreements which call for the Fund to purchase or sell a security on a future date and at a price fixed at the time the Fund enters into the agreement. Each of the Funds may also acquire rights to sell its investments to other parties, either on demand or at specific intervals.

Warrants

     Each of the Funds, except the Money Market and Government Securities Funds, may invest in warrants up to 5% of its assets, of which not more than 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. For the World Fund, the 2% limitation also does not apply to warrants listed on the Toronto Stock Exchange or the Chicago Board Options Exchange.

Borrowing

     As a matter of  fundamental  policy,  each Fund may  borrow  money only for temporary or emergency purposes. The Balanced Fund, Bond Fund, Capital Accumulation Fund and Money Market Fund may borrow only from banks. Further, each may borrow only in an amount not exceeding 5% of its assets, except the Capital Accumulation Fund which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets less liabilities other than such borrowings, or (ii) 10% of its assets taken at cost at the time the borrowing is made, and the Money Market Fund which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets, or (ii) 10% of the value of its net assets taken at cost at the time the borrowing is made.

Options

     The Aggressive Growth Fund, Asset Allocation Fund, Balanced Fund, Bond Fund, Emerging Growth Fund, Government Securities Fund, Growth Fund and World Fund may purchase covered spread options, which would give the Fund the right to sell a security that it owns at a fixed dollar spread or yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. These same Funds may also purchase and sell financial futures contracts, options on financial futures contracts and options on securities and securities indices, but will not invest more than 5% of their assets in the purchase of options on securities, securities indices and financial futures contracts or in initial margin and premiums on financial futures contracts and options thereon. The Funds may write options on securities and securities indices to generate additional revenue and for hedging purposes and may enter into transactions in financial futures contracts and options on those contracts for hedging purposes.

Below Investment Grade Bonds

     Below investment-grade bonds are securities rated Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Corporation ("S&P") or unrated securities which the Fund's Manager or Sub-Advisor believes are of comparable quality. These securities are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and to repay principal in accordance with the terms of the obligation. The Funds, except the Asset Allocation Fund, do not intend to invest in securities rated lower than Ba3 by Moody's or BB by S&P. The Asset Allocation Fund does not intend to invest in securities rated below Caa by Moody's and below CCC by S&P. The Asset Allocation Fund normally will not invest more than 20% of its assets in below investment grade securities. The Bond Fund may not invest more than 35% of its assets in such securities. The Balanced Fund does not intend to invest more than 5% of its assets in such securities.

     The rating services' descriptions of below investment grade securities rating categories in which the Funds may normally invest are as follows:

     Moody's Investors Service, Inc. Bond Ratings - Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B:
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa:
Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the high end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Corporation Bond Ratings - BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Plus (+) or Minus (-): The "BB" rating may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Below investment-grade securities present special risks to investors. The market value of lower-rated securities may be more volatile than that of higher-rated securities and generally tends to reflect the market's perception of the creditworthiness of the issuer and short-term market developments to a greater extent than more highly rated securities, which reflect primarily fluctuations in general levels of interest rates. Periods of economic uncertainty and change can be expected to result in increased volatility in the market value of lower-rated securities. Further, such securities may be subject to greater risks of loss of income and principal, particularly in the event of adverse economic changes or increased interest rates, because their issuers generally are not as financially secure or as creditworthy as issuers of higher-rated securities. Additionally, to the extent that there is not a national market system for secondary trading of lower-rated securities, there may be a low volume of trading in such securities which may make it more difficult to value or sell those securities than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

     Investors should recognize that the market for below investment-grade securities is a relatively recent development that has not been tested by an economic recession. An economic downturn may severely disrupt the market for such securities and cause financial stress to the issuers which may adversely affect the value of the securities held by the Funds and the ability of the issuers of the securities held by the Funds to pay principal and interest. A default by an issuer may result in a Fund incurring additional expenses to seek recovery of the amounts due it.

     Some of the securities in which the Funds invest may contain call provisions. If the issuer of such a security exercises a call provision in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Further, a higher-yielding security's value will decrease in a rising interest rate market, which will be reflected in the Fund's net asset value per share.

     Congress recently enacted legislation requiring federally-insured savings and loan associations to divest themselves of investments in high yield securities. This legislation might increase the supply of securities available for purchase in the secondary market and, potentially, lower the value of the securities held by the Funds.

     The Statement of Additional Information includes further information concerning the Funds' investment policies and applicable investment restrictions. Each Fund's investment objective and certain investment restrictions designated as such in this Prospectus or the Statement of Additional Information are fundamental policies that may not be changed without shareholder approval. All other investment policies described in the Prospectus and the Statement of Additional Information for a Fund are not fundamental and may be changed by the Board of Directors of the Fund without shareholder approval.

MANAGER AND SUB-ADVISORS


     The Manager for the Funds is Princor Management Corporation (the "Manager"), an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the State of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Mutual Life Insurance Company. As of December 31, 1996, the Manager served as investment advisor for 26 such funds with assets totaling approximately $4.0 billion.

     The Manager has executed an agreement with Invista Capital Management, Inc. ("Invista") under which Invista has agreed to assume the obligations of the Manager to provide investment advisory services for the Balanced Fund, Growth Fund and World Fund. The Manager will reimburse Invista for the cost of providing these services. Invista, an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance company and an affiliate of the Manager, was founded in 1985 and manages investments for institutional investors, including Principal Mutual Life. Assets under management at December 31, 1996 were approximately $19.6 billion. Invista's address is 1500 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

     The Manager has also executed an agreement with Morgan Stanley Asset Management Inc. ("MSAM") under which MSAM has agreed to assume the obligations of the Manager to provide investment advisory services for the Aggressive Growth Fund and Asset Allocation Fund. The Manager pays MSAM a fee for such investment advisory services. MSAM, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the United States and abroad. At December 31, 1996, MSAM managed investments totaling approximately $72.6 billion, including approximately $54.9 billion under active management and $17.7 billion as Named Fiduciary or Fiduciary Adviser.


     The Manager, Invista, or MSAM has assigned certain individuals the primary responsibility for the day-to-day management of each Fund's portfolio. The persons primarily responsible for the day-to-day management of each Fund are identified in the table below:

                                 Primarily
         Fund                Responsible Since                                Person Primarily Responsible
___________________         ____________________       ____________________________________________________________________________

Aggressive Growth           May, 1994                  Kurt Feuerman (MBA degree, Columbia University; M.A. degree, Syracuse
                              (Fund's inception)       University).  Managing  Director,  Morgan Stanley Asset Management Inc.
                                                       and Morgan Stanley & Co. Incorporated.

Asset Allocation            May, 1994                  Francine J. Bovich (MBA degree, New York University). Principal, Morgan
                              (Fund's inception)       Stanley Asset Management Inc. and Morgan Stanley & Co. Incorporated.

                            May, 1994                  Kurt Feuerman (MBA degree, Columbia University; M.A. degree, Syracuse
                              (Fund's inception)       University).  Managing  Director,  Morgan Stanley Asset Management Inc.
                                                       and Morgan Stanley & Co. Incorporated.

                            April, 1996                Stephen  C.  Sexauer  (MBA  degree,  University  of  Chicago).  Principal,
                                                       Morgan Stanley Asset Management Inc. and Morgan Stanley & Co. Incorporated.

Balanced                    April, 1993                Judith A. Vogel, CFA (BA degree, Central College). Vice President, Invista
                                                       Capital Management, Inc.

Bond                        November, 1996             Scott A. Bennett, CFA (MBA degree, University of Iowa) Assistant Director
                                                       Investment Securities, Principal Mutual Life Insurance Company.

Capital Accumulation        November, 1969             David L. White,  CFA (BBA  degree, University of Iowa).  Executive Vice
                              (Fund's inception)       President,  Invista Capital  Management,  Inc.;  Co-Manager since November,
                                                       1996: Catherine  A.  Green,  CFA,  (MBA  degree,  Drake  University).
                                                       Vice  President, Invista Capital Management, Inc.

Emerging Growth             December, 1987             Michael R. Hamilton, (BMBA degree, Bellarmine College). Vice President,
and Growth                    (Fund's inception)       Invista Capital Management, Inc.
                              and May, 1994 (Fund's
                              inception), respectively

Government Securities       April, 1987                Martin J. Schafer (BBA degree, University of Iowa). Vice President, Invista
                              (Fund's inception)       Capital Management, Inc.

World                       April, 1994                Scott  D.  Opsal,  CFA (MBA  degree,  University  of  Minnesota).  Executive
                                                       Vice President, Invista Capital Management, Inc.


DUTIES PERFORMED BY THE MANAGER AND SUB-ADVISORS

     Under Maryland law, the business and affairs of each of the Funds are managed under the direction of its Board of Directors. The investment services and certain other services referred to under the heading "Cost of Manager's Services" in the Statement of Additional Information are furnished to the Funds under the terms of a Management Agreement between each of the Funds and the Manager and, for some of the Funds, a Sub-Advisory Agreement between the Manager and Invista or the Manager and MSAM. The Manager, Invista, or MSAM, advises the Funds on investment policies and on the composition of the Funds' portfolios. In this connection, the Manager, or Sub-Advisor, furnishes to the Board of Directors of each Fund a recommended investment program consistent with that Fund's investment objective and policies. The Manager, or Sub-Advisor, is authorized, within the scope of the approved investment program, to determine which securities are to be bought or sold, and in what amounts.


     The compensation paid by each Fund to the Manager for the fiscal year ended December 31, 1996 was, on an annual basis, equal to the following percentage of average net assets:

                                                                Total
                                         Manager's           Annualized
              Fund                          Fee               Expenses
----------------------------------------------------------------------
 Aggressive Growth Fund                   .80%                  .85%
 Asset Allocation Fund                    .80%                  .87%
 Balanced Fund                            .60%                  .63%
 Bond Fund                                .50%                  .53%
 Capital Accumulation Fund                .48%                  .49%
 Emerging Growth Fund                     .64%                  .66%
 Government Securities Fund               .50%                  .52%
 Growth Fund                              .50%                  .52%
 Money Market Fund                        .50%                  .56%
 World Fund                               .75%                  .90%


     The compensation being paid by the Aggressive Growth Fund, Asset Allocation Fund and World Fund for investment management services is higher than that paid by most funds to their advisor, but it is not higher than the fees paid by many funds with similar investment objectives and policies.

     The Manager and Sub-Advisors may purchase at their own expense statistical and other information or services from outside sources, including Principal Mutual Life Insurance Company. An Investment Service Agreement between the Manager, Principal Mutual Life Insurance Company and each Fund, except the Aggressive Growth Fund and Asset Allocation Fund, provides that Principal Mutual Life Insurance Company will furnish certain personnel, services and facilities required by the Manager in connection with its performance of the Management Agreements, and that the Manager will reimburse Principal Mutual Life Insurance Company for its costs incurred in this regard. The Investment Service Agreements for the Capital Accumulation, Emerging Growth and Government Securities Funds also include as a party Invista Capital Management, Inc., an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company, and also provide that the subsidiaries of Principal Mutual Life Insurance Company will furnish the same items and be reimbursed by the Manager for their costs incurred in this regard.

     The Funds may from time to time execute transactions for portfolio securities with, and pay related brokerage commissions to, Principal Financial Securities, Inc., a broker-dealer that is an affiliate of the Distributor and Manager for each of the Funds. The Fund may also execute transactions for portfolio securities through Morgan Stanley & Co. Incorporated, an affiliate of Morgan Stanley Asset Management Inc.

     The Manager serves as investment advisor, dividend disbursing agent and, directly and through an affiliate, as transfer agent for each of the Funds sponsored by Principal Mutual Life Insurance Company.

MANAGERS' COMMENTS


     Princor  Management   Corporation,   Invista  and  MSAM  are  staffed  with
investment professionals who manage each individual fund. Comments by these individuals in the following paragraphs summarize in capsule form the general strategy and recent results of each fund over the past year. The accompanying charts display results for the past 10 years or the life of the fund, whichever is shorter. Average Annual Total Return figures provided for each fund in the graphs below reflect all expenses of the fund and assume all distributions are reinvested at net asset value. The figures do not reflect expenses of the variable life insurance contracts or variable annuity contracts that purchase fund shares; performance figures for the divisions of the contracts would be lower than performance figures for the funds due to the additional contract expenses. Past performance is not predictive of future performance. Returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

     The various indices included in the following graphs are unmanaged and do not reflect any commissions or fees which would be incurred by an investor purchasing the securities included in the index. Investors cannot invest directly into these or any indices.



Growth-Oriented Funds

Principal Aggressive Growth Fund
(Kurt Feuerman)

     Since it first became available on June 1, 1994, the Principal Aggressive Growth Fund has generated an annualized return of 28.05% versus 23.63% for the S&P 500 and 19.18% for the Lipper Growth Fund Average. In 1996 the Fund returned 28.05% versus 22.96% for the S&P 500 and 19.24% for the Lipper Growth Fund Average.

     For the third consecutive year, substantial overweighting of the portfolio in the tobacco sector contributed positively to relative performance. After a market-smashing total return of 62% in 1995 (including dividends), Philip Morris stock surged late in 1996 for a full-year total return of 25%. Philip Morris was the largest single holding in the portfolio throughout most of 1995 and 1996.

     At year-end 1996, Philip Morris stock at $113 represented about 5% of the Fund's portfolio. Philip Morris as well as other positions in RJR Nabisco, Loews and Consolidated Cigar as a group will clearly be subject to bouts of selling pressure since the industry is under attack from a number of directions. However, tobacco stocks are in the midst of a multi-year trend of upward revaluation. Combined with strong underlying growth fundamentals, this creates a powerful investment opportunity which many investors are missing.

     Entering into 1997, the S&P 500 Index has outperformed the vast majority of active managers for three consecutive years. Also, the Index has outpaced the earnings growth of the underlying companies. One could argue that there are many positive factors driving the U.S. markets higher and that these factors could persist; stable interest rates, solid economic growth without inflationary pressures, the opening up of emerging markets, the acceptance of shareholder value as the key motivator of corporate managements, and the huge cash flow coming into stocks supported by powerful demographic trends.

     Still, there is no doubt that many large cap, "blue chip," stocks have outperformed their own businesses. General Electric, for example, rose 40% in 1996 while earnings per share grew about 15%. Another example would be Merck, a stock up 77% in 1995 and 24% in 1996, with earnings in those two years up only 12% and 20%, respectively.

     Morgan Stanley's estimate is that active managers will have an easier time beating the Index this year. This will be more likely to occur if smaller company stocks do well. While large cap managers continue to feel comfortable with many large cap names, at the margin there are opportunities in secondary stocks, especially high beta growth issues that have missed the recent market move, but where company fundamentals are intact.

              Total Returns *
          As of December 31, 1996
---------------------------------------------------
1 Year    Since Inception Date 6/1/94       10 Year
 28.05%             28.05%                    --

           Comparison of Change in Value of $10,000 Investment in the Aggressive Growth Fund, S&P 500 and Lipper Growth Fund Average
         --------------------------------------------------------------
                             Fund                             Lipper
           Year Ended       Total             S&P 500         Growth
          December 31,      Return             Index         Average
                            10,000             10,000         10,000
            1994            10,259             10,230         10,055
            1995            14,793             14,069         13,151
            1996            18,942             17,297         15,681

Note: Past performance is not predictive of future performance.

Principal Asset Allocation Fund
(Francine J. Bovich)

     In a volatile year for financial assets, the U.S. stock market continued its strong performance (+23.2%) but ranked 11th in global markets beaten by fully half of the international markets (in U.S. dollars), notably Spain
(+40.1%), Sweden (+37.2%) and Hong Kong (+33.1%). Markets were boosted by abundant liquidity provided through loose monetary policy, moderate economic growth and a benign inflation environment.

     Bond markets in local currency also had a good year with returns ranging from 5.9% in Japan to 24.2% in Italy. In the U.S., mixed economic data and expectations of monetary tightening drove bond prices down well into the third quarter until the Federal reserve announced that interest rates would remain unchanged. In contrast, the European bond markets rallied throughout the year driven by monetary easing from the core European central banks, weakening currencies, optimism surrounding the prospects of the European Monetary Union, and improving inflation data. Japanese bond yields fell to all-time lows on the prospect of substantial fiscal tightening in 1997, the fragility of some financial institutions, and doubts about the strength of the economic recovery. Against a declining interest rate backdrop, high yielding debt rallied as investors clamored for yield.

     Throughout the year, we maintained our diversified investment policy. At year-end 1996, the Fund was invested: 32% domestic stocks, 26% international stocks, 20% U.S. domestic bonds, 9% domestic high yield bonds, 11% real estate investment trusts ("REITs"), and 2% short-term investments. For 1996, the Fund continued its positive performance gaining 12.9% relative to the Lipper Flexible Portfolio Fund average gain of 13.6%.

     Within domestic stocks, commitments to large cap growth companies and REITs significantly enhanced returns. In the growth segment, overweight commitments to consumer cyclicals, consumer staples and financial sectors were the primary contributors to positive results. Our REIT portfolio benefited from an overall positive backdrop and selected commitments to the office, industrial, and hotel sectors. In addition, we allocated a portion of the portfolio to "California Recovery" companies which performed well.

     In aggregate, the international stock results lagged the S&P 500 primarily due to the performance of Japan. Japanese stocks declined -15.5% based on the same concerns that drove bond yields to historic lows. In contrast, European stocks were a brighter spot thanks to the continuing efforts of most continental governments to achieve the Maastricht criteria. Asian market returns were led by Hong Kong, which benefited from lessened political fears and an improved economic outlook. Latin America enjoyed stellar performance throughout the year and was a primary contributor to the international ADR's outperformance (+11.3%) relative to the EAFE benchmark gain of 6.1%. The economic recovery that began in 1995 and continued throughout 1996 attracted renewed capital flows to the region and the Fund benefited from overweight positions in Brazil and Mexico.

     Over the near term, we expect the U.S. market to be driven higher by the continuation of the positive capital market trends experienced in 1996. However, U.S. stocks are not cheap, the market cycle is very long in the tooth, and is vulnerable to strong economic data and/or an untoward event. International stocks have benefited from many of the same factors which propelled the U.S. markets, but on a relative basis to the U.S., valuations are not as high. In addition, prospects for further declines in interest rates and improved economic and earnings growth in Asia, Latin America and Europe remain probable, albeit on a lagged basis.

     After a year of declining global interest rates, we expect increased volatility as investors analyze every data point to detect a policy change. Fed watchers will be particularly active given Mr. Greenspan's concern about "irrational exuberance." We begin the year overweighted to yield sectors and believe that a higher income strategy will serve to moderate price volatility.


                        Total Returns *
                    As of December 31, 1996
  ---------------------------------------------------------
  1 Year         Since Inception Date 6/1/94        10 Year
  12.92%                  12.95%                      --

        Comparison of Change in Value of $10,000 Investment in the Asset Allocation Fund, S&P 500 and Lipper Flexible Portfolio Fund Average
      ------------------------------------------------------------------------
                           Fund                                Lipper
      Year Ended           Total           S&P 500         Flexible Portfolio
      December 31,        Return            Index               Index
                          10,000           10,000               10,000
       1994               10,052           10,230               10,008
       1995               12,128           14,069               12,518
       1996               13,696           17,297               14,220

Note:  Past performance is not predictive of future performance.

Principal Balanced Fund
(Judith A. Vogel)

     This balanced portfolio combines stocks, bonds and cash in a relatively conservative mix which seeks to provide both capital appreciation and income to the shareholder without taking on undue risk. The asset allocation of the Fund generally approximates 60% stocks and 40% bonds. In the year ended December 31, 1996 the stock market produced exceptional results. Aided by a healthy economy, continued corporate profit growth, and a good dose of investor enthusiasm, the S&P 500 Stock Index advanced nearly 23%. Conditions in the bond market were less supportive over the year. Long-term interest rates rose 0.70% in 1996, with a lot of volatility along the way, causing the bond returns to hover between zero and 3% for the year. Demonstrating its balanced nature, the Fund produced a 13% annual return, about midway between stock and bond market results and very near the Lipper Balanced Fund Average. The bond portion of the Fund's portfolio is comprised of U.S. Government notes and bonds with an emphasis on safety of principal. The stock portion of the portfolio is concentrated in companies with stable or growing earnings that are not terribly sensitive to economic activity. After six years of economic expansion resulting in high rates of resource utilization, corporate profit growth is likely to come down, causing a scarcity of earnings growth. Companies that can continue to grow earnings will be afforded premium valuations. There is no independent market index against which to measure returns of balanced portfolios, however, we show the S&P 500 Stock Index for your information.

                         Total Returns *
                    As of December 31, 1996
         ---------------------------------------------------
                                             Since Inception
         1 Year           5 Year              Date 12/18/87
         13.13%           11.57%                12.16%


           Comparison of Change in Value of $10,000 Investment in the
            Balanced Fund, S&P 500 and Lipper Balanced Fund Average
           ----------------------------------------------------------
                            Fund                             Lipper
            Year Ended      Total          S&P 500          Mid Cap
           December 31,    Return           Index            Index
                           10,000           10,000          10,000
              1988         11,637           11,661          11,229
              1989         12,982           15,356          13,429
              1990         12,147           14,877          13,355
              1991         16,321           19,412          16,930
              1992         18,410           20,891          18,122
              1993         20,447           22,992          20,066
              1994         20,019           23,294          19,561
              1995         24,941           32,037          24,482
              1996         28,215           39,388          27,851

Note: Past performance is not predictive of future performance.

Principal Capital Accumulation Fund
(David L. White and Catherine A. Green)

     The strategy with this portfolio is to hold common stocks of companies based on a valuation that is attractive when compared to the market. The analytical staff looks at companies' current valuations compared to the market, then at historical information to compare valuations to historical averages. The focus is on the fundamentals of an industry and the company to determine the current and future outlook as these potential investments. From there the portfolio is constructed to provide a diversified set of investments.

     The Fund outperformed the S&P 500 Index and Lipper Growth and Income Fund Average for 1996. The strength of the market was in much fewer stocks than in the past. The volatility between industries was much greater than the overall results. The Fund benefited from several areas of exposure. Banks and health care were the strongest areas for the Fund during the year. The focus has been away from the more cyclical areas of the economy which also helped during the year. As the economic cycle progresses, the market places more emphasis on companies with consistent earnings growth, and we have tended to overweight these areas of the market. As the market performance continues to narrow, however, it becomes increasingly difficult to select the correct areas of overperformance.

                   Total Returns *
               As of December 31, 1996
         ----------------------------------------
         1 Year          5 Year           10 Year
         23.50%          14.08%            13.08%

           Comparison of Change in Value of $10,000 Investment in the
  Capital Accumulation Fund, S&P 500 and Lipper Growth and Income Fund Average
  ----------------------------------------------------------------------------
                    Fund                 S&P 500                 Lipper
   Year Ended       Total                 Stock              Growth & Income
  December 31,      Return                Index                Fund Average
                    10,000               10,000                  10,000
     1987           10,647               10,526                  10,184
     1988           12,183               12,274                  11,814
     1989           14,155               16,163                  14,596
     1990           12,759               15,659                  13,946
     1991           17,693               20,433                  18,002
     1992           19,377               21,990                  19,618
     1993           20,888               24,201                  21,884
     1994           20,990               24,519                  21,678
     1995           27,688               33,722                  28,360
     1996           34,193               41,460                  34,253

Note: Past performance is not predictive of future performance.

Principal Emerging Growth Fund
(Michael R. Hamilton)

     The equity market was strong in 1996, but within the market there were two different trends. Large-cap stocks performed much better than small-cap stocks. The Emerging Growth Fund returned 19.13% compared with the Lipper Mid Cap Average of 17.9%. The Fund and the Lipper Average trailed the S&P 500 Index because of their emphasis on small cap stocks. While both trailed the S&P 500, this was a good year for the fund.

     The financial market continues to grapple with the paradox of strong economic growth with no apparent inflation. Productivity will be key in 1997 if inflation is to remain benign. The Fund's portfolio continues to be focused on companies that should enhance productivity of both labor and capital. Several of the technology, service and cyclical areas support this emphasis. The portfolio is also overweighted in the financial sector as bank consolidation continues.

     Continued profit growth will be important in 1997 as well. Companies with more predictable and visible earnings growth are preferred. This continues to be those that are low cost producers and have competitive barriers to entry. Selectivity in all sectors will be crucial to outperformance.


              Total Returns *
          As of December 31, 1996
---------------------------------------------------
1 Year     5 Year     Since Inception Date 12/18/87
21.11%      16.64%                 17.73%

                  Comparison of Change in Value of $10,000 Investment
                    in the Emerging Growth Fund, S&P 500 and
                          Lipper Mid Cap Fund Average
                -----------------------------------------------------
                                     Fund                      Lipper
                 Year Ended          Total       S&P 500       MID CAP
                 December 31,       Return        Index        Index
                                    10,000        10,000       10,000
                    1988            12,369        11,661       11,476
                    1989            15,070        15,356       14,586
                    1990            13,186        14,877       14,067
                    1991            20,240        19,412       21,275
                    1992            23,264        20,891       23,213
                    1993            27,750        22,992       26,625
                    1994            27,967        23,294       26,079
                    1995            36,080        32,037       34,469
                    1996            43,697        39,388       40,646

Note:  Past performance is not predictive of future performance.

Principal Growth Fund
(Michael R. Hamilton)

     The Growth Fund struggled against the market in 1996; struggle being relative as 12.23% return is respectable from a historical perspective. The S&P 500 Index last year was heavily influenced by the top 25 holdings in the Index. These are very large companies. The Fund is more diversified than the Index and therefore its results were more representative of the broader market. With the market continuing to struggle against the potential of an economic boom on one hand, versus a slowing or recession on the other, the market could be subjected to emotional swings depending on the inflation outlook.

     The Fund's portfolio still has a large focus on health care given the demographics of the United States. This was not a strong sector in 1996, particularly the managed care companies of which the portfolio has a large exposure. Also, the portfolio has large positions in technology and growth cyclicals. These companies should do well if the economy continues to move forward which is indicated by current data.

     The portfolio contains many companies that are able to compete on a world wide basis. This is important as global competition continues.

                    Total Returns *
                 As of December 31, 1996
  -------------------------------------------------------
  1 Year         Since Inception Date 5/2/94      10 Year
  12.51%                  16.12%                    --

           Comparison of Change in Value of $10,000 Investment in the
              Growth Fund, S&P 500 and Lipper Growth Fund Average
       ---------------------------------------------------------------
                              Fund                            Lipper
       Year Ended             Total         S&P 500           Growth
       December 31,          Return          Index             Index
                             10,000         10,000            10,000
       1994                  10,542         10,397            10,090
       1995                  13,243         14,299            13,197
       1996                  14,899         17,580            15,736

Note:  Past performance is not predictive of future performance.

Principal World Fund
(Scott D. Opsal)

     The Principal World Fund's 26.2% total return in 1996 was driven by broad based market rallies across Europe. Several European markets have climbed more than 20% in 1996, with Japan and Italy being the only major markets not reflecting strong gains. The Fund's investment strategy of holding stocks in smaller European economies produced outperformance as interest rate moves have been favorable this year. Long bond yields in secondary European markets fell while rates in the stronger core countries have inched up. The Fund's overexposure to the falling rate markets and underexposure to the rising rate markets was a significant positive factor producing returns that exceeded EAFE's 6.1% and the average international fund in 1996.

     The Fund also benefited from non-cyclical stockholdings in Europe. Food, drug, technology, and stable growth cyclicals have outperformed the heavier cyclical industries. The Fund's move into non-cyclical growth stocks early in the year proved timely. The Fund remains underweighted in Japan due to poor valuations and a weak economic outlook. Japan has been the worst performing major market, and the Fund's lack of exposure to this market also boosted relative returns.

     Adverse currency changes diminished the Fund's returns as measured in U.S. dollars by an estimated 2%. We believe the EAFE index has suffered a currency loss exceeding 4%, and the average manager has lost an estimated 3%. Thus, the Fund's investment strategy placed it in markets suffering relatively small foreign exchange losses thereby aiding relative return performance.

     The Principal World Fund is subject to specific risks associated with foreign currency rates, foreign taxation and foreign economies.


                      Total Returns *
                 As of December 31, 1996
     ----------------------------------------------------
     1 Year    Since Inception Date 5/2/94       10 Year
     25.09%              12.83%                    --

           Comparison of Change in Value of $10,000 Investment in the
             World Fund, EAFE and Lipper International Fund Average
          ------------------------------------------------------------
                            Fund      Morgan Stanley         Lipper
          Year Ended       Total           EAFE          International
          December 31,    Return          Index               Index
                           10,000        10,000              10,000
          1994              9,663         9,990               9,758
          1995             11,032        11,110              10,676
          1996             13,800        11,781              11,934


Note:  Past performance is not predictive of future performance.

Important Notes of the Growth-Oriented Funds:

Standard & Poor's 500 Stock Index: an unmanaged index of 500 widely held common stocks representing industrial, financial, utility and transportation companies listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market.


Lipper Growth Fund Average: This average consists of funds which normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. The one-year average currently contains 669 funds.

Lipper Flexible Portfolio Fund Average: This average consists of funds which allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments, with a focus on total return. The one-year average currently contains 186 funds.

Lipper Balanced Fund Average: this average consists of mutual funds which attempt to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The one year average currently contains 272 mutual funds.

Lipper Growth & Income Fund Average: this average consists of funds which combine a growth of earnings orientation and an income requirement for level and/or rising dividends. The one year average currently contains 522 funds.

Lipper Mid Cap Fund Average: This average consists of funds which by prospectus or portfolio practice, limit their investments to companies with average market capitalizations and/or revenues between $800 million and the average market capitalization of the Wilshire 4500 Index (as captured by the Vanguard Index Extended Market Fund). The one-year average currently contains 154 funds.

Morgan  Stanley  Capital  International  EAFE  (Europe,  Australia and Far East)
Index: This average reflects an arithmetic, market value weighted average of performance of 1,920 listed securities which are listed on the stock exchanges of the following countries: Australia, Austria, Belgium, Denmark, Netherlands, New Zealand, Norway, Singapore/Malaysia, Spain, Sweden, Switzerland, and the United Kingdom.

Lipper International Fund Average: This average consists of funds which invest in securities primarily traded in markets outside of the United States. The one-year average currently contains 331 funds.



Income-Oriented Funds

Principal Bond Fund
(Scott A. Bennett)

     The Principal Bond Fund's performance in 1996 lagged when compared to 1995. 1995 was a banner year, mainly because of dramatically declining interest rates. During 1996 interest rates increased throughout most of the year based on fears of increasing inflation. This hurt the Fund's relative performance as the duration target of 7 years (actual duration at 12/31/96 was 6.98 years) is longer than the average BBB rated bond fund and the BAA Lehman Corporate Index. Relative performance was also negatively impacted by the lack of a significant amount of less than investment grade bonds in the portfolio. High yield (less than investment grade) debt performed extremely well during 1996, with many of the top performing funds in the Lipper BAA universe having significant exposures to this asset class.

     Over the long-term, the Fund continues to outperform the average BBB fund. This is attributed to remaining fully invested and not trying to guess interest rates. The BBB corporate bond class continued to be an attractive asset class in 1996, outperforming all other taxable investment grade classes. Spreads continued to narrow during the year with defaults low and a large amount of funds chasing the available bonds.

                    Total Returns *
               As of December 31, 1996
--------------------------------------------------------------
1 Year              5 Year     Since Inception Date 12/18/87
  2.36%             8.20%                 9.55%

  Comparison of Change in Value of $10,000 Investment in the Bond Fund, Lehman Brothers BAA Corporate Index and Lipper Corporate Debt BBB Rated Fund Average
 -----------------------------------------------------------------------------
                       Fund              Lehman           Lipper
     Year Ended       Total                BAA              BBB
     December 31,    Return              Index              Avg
                      10,000            10,000            10,000
      1988            10,991            11,129            10,900
      1989            12,514            12,699            12,060
      1990            13,167            13,595            12,751
      1991            15,369            16,113            15,020
      1992            16,810            17,512            16,258
      1993            18,771            19,665            18,261
      1994            18,227            18,707            17,447
      1995            22,268            22,959            20,948
      1996            22,794            23,882            21,616

Note:  Past performance is not predictive of future performance.

Principal Government Securities Fund
(Martin J. Schafer)

     Interest rates rose in 1996, which dampened absolute fixed income returns. The Fund underperformed the Lipper U.S. Mortgage Fund Average and the Lehman MBS Index in 1996 due to its slightly longer duration. However, since the Fund's inception of 4/9/87 it has outperformed the Lipper U.S. Mortgage Fund Average and is competitive with the Lehman MBS Index.

     Results were enhanced last year through identification and selection of certain undervalued sectors of mortgage- backed securities for a portion of the portfolio. These securities have now become very popular with Wall Street and other investors, resulting in their increasing in value.

     The current portfolio is well positioned for the period ahead. It has a number of securities that are "seasoned" (e.g., original 30 year loans that have been outstanding for three years or more) and therefore valued more highly in the marketplace. There are few securities priced above par, so prepayment risk is negligible. If the future continues to be an era of economic prosperity we should continue to see strong housing markets and housing turnover that will cause prepayments on our securities to exceed market expectations. These repayments are welcomed, as the portfolio is priced at a discount and the Fund will be paid-off at par.

                    Total Returns *
                As of December 31, 1996
--------------------------------------------------
1 Year     5 Year     Since Inception Date 4/9/87
 3.35%     6.68%                8.63%

Comparison of Change in Value of $10,000 Investment in the Government Securities
   Fund, Lehman Brothers Mortgage Index and Lipper U.S. Mortgage Fund Average
--------------------------------------------------------------------------------
                               Fund        Lehman        Lipper
          Year Ended          Total       Mortgage    U.S. Mortgage
          December 31,        Return       Index          Index
                              10,000      10,000        10,000
               1987           10,099      10,204        10,104
               1988           10,939      11,094        10,858
               1989           12,645      12,808        12,224
               1990           13,852      14,183        13,370
               1991           16,200      16,410        15,348
               1992           17,308      17,551        16,285
               1993           19,051      18,751        17,499
               1994           18,188      18,450        16,769
               1995           21,656      21,549        19,491
               1996           22,381      22,702        20,245

Note:  Past performance is not predictive of future performance.

Important Notes of the Income-Oriented Funds:

Lehman Brothers, BAA Corporate Index: an unmanaged index of all publicly issued fixed rate nonconvertible, dollar-denominated, SEC-registered corporate debt rated Baa or BBB by Moody's or S&P.


Lipper Corporate Debt BBB Rated Funds Average: this average consists of mutual funds investing at least 65% of their assets in corporate and government debt issues rated by S&P or Moody's in the top four grades. The one year average currently contains 102 mutual funds.


Lehman Brothers Mortgage Index: an unmanaged index of 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).


Lipper U.S. Mortgage Fund Average: this average consists of mutual funds investing at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies. The one year average currently contains 59 mutual funds.


Note: Mutual fund data from Lipper Analytical Services, Inc.

DETERMINATION OF NET ASSET VALUE OF FUND SHARES

     The net asset value of each Fund's shares is determined daily, Monday through Friday, as of the close of trading on the New York Stock Exchange, except on days on which changes in the value of the Fund's portfolio securities will not materially affect the current net asset value of the Fund's redeemable securities, on days during which a Fund receives no order for the purchase or sale of its redeemable securities and no tender of such a security for redemption, and on customary national business holidays. The net asset value per share of each Fund is determined by dividing the value of the Fund's securities plus all other assets, less all liabilities, by the number of Fund shares outstanding.

Growth-Oriented and Income-Oriented Funds

     The following valuation information applies to the Growth-Oriented and Income-Oriented Funds. Securities for which market quotations are readily available are valued using those quotations. Other securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost when it is determined by the Board that amortized cost reflects fair value. Other assets are valued at fair value as determined in good faith by the Board of Directors of the Fund.

     As previously described, some of the Funds may purchase foreign securities whose trading is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager or Sub-Advisor under procedures established and regularly reviewed by the Board of Directors. To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine its net asset value, for example Saturdays and other customary national U.S. Holidays, the Fund's net asset value could be significantly affected on days when shareholders have no access to the Fund.

Money Market Fund

     The Money Market Fund values its securities at amortized cost. For a description of this calculation procedure see the Funds' Statement of Additional Information.

PERFORMANCE CALCULATION

     From  time  to  time,  the  Funds  may  publish  advertisements  containing information (including graphs, charts, tables and examples) about the performance of one or more of the Funds. The Funds' yield and total return figures described below will vary depending upon market conditions, the composition of the Funds' portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Funds' performance figures to performance figures published for other investment vehicles. The Funds may also quote rankings, yields or returns as published by independent statistical services or publishers, and information regarding the performance of certain market indices. Any performance data quoted for the Funds represents only historical performance and is not intended to indicate future performance of the Funds. The calculation of average annual total return and yield for the Funds does not include fees and charges of the separate accounts that invest in the Funds and, therefore, does not reflect the investment performance of those separate accounts. For further information on how the Funds calculate yield and total return figures, see the Statement of Additional Information.

Average Annual Total Return

     Each Fund may advertise its respective average annual total return. Average annual total return for each Fund is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. The same assumptions are made when computing cumulative total return by dividing the ending redeemable value by the initial investment. The Funds may also quote rankings, yields or returns as published by independent statistical services or publishers, and information regarding the performance of certain market indices.

Yield and Effective Yield

     From time to time the Money Market Fund may advertise its respective yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield for the Money Market Fund will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The Fund is an open-end investment company and there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund.

INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     It is the policy of each Fund to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Funds intend to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which a Fund so qualifies it will be exempt from federal income tax upon the amounts so distributed to investors.

     Any dividends from the net investment income of the Funds (except the Money Market Fund) will normally be payable to the shareholders annually, and any net realized gains will be distributed annually. All dividends and capital gains distributions are applied to purchase additional Fund shares at net asset value as of the payment date without the imposition of any sales charge.

     Each Fund will notify shareholders of the portion of each distribution which constitutes investment income or capital gain. In view of the complexity of tax considerations, it is advisable for Eligible Purchasers considering the purchase of shares of the Funds to consult with tax advisors on the federal and state tax aspects of their investments and redemptions.

Money Market Fund

     The Money Market Fund declares dividends of all its daily net investment income on each day the Fund's net asset value per share is determined. Dividends are payable daily and are automatically reinvested in full and fractional shares of the Fund at the then current net asset value unless a shareholder requests payment in cash.

     Net investment income, for dividend purposes, consists of (1) accrued interest income plus or minus accrued discount or amortized premium; plus or minus (2) all net short-term realized gains and losses; minus (3) all accrued expenses of the Fund. Expenses of the Fund are accrued each day. Net income will be calculated immediately prior to the determination of net asset value per share of the Fund.

     Since the Fund's policy is, under normal circumstances, to hold portfolio securities to maturity and to value portfolio securities at amortized cost, it does not expect any capital gains or losses. If the Fund does experience gains, however, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason the Fund realizes net long-term capital gains, it will distribute them once every 12 months.

     Since the net income of the Fund (including realized gains and losses on the portfolio securities) is declared as a dividend each time the net income of the Fund is determined, the net asset value per share of the Fund normally remains at $1.00 immediately after each determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the account.

     Normally the Fund will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss is realized. If the net income of the Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00. If this happens, the Fund may endeavor to restore the net asset value per share to $1.00 by reducing the number of outstanding shares by redeeming proportionately from shareholders without the payment of any monetary consideration, such number of full and fractional shares as is necessary to maintain a net asset value per share of $1.00. Each shareholder will be deemed to have agreed to such a redemption in these circumstances by investing in the Fund. The Fund may seek to achieve the same objective of restoring the net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share would increase to the extent of positive net income which is not declared as a dividend, or any other method approved by the Board of Directors.

     The Board of Directors may revise the above dividend policy, or postpone the payment of dividends, if the Fund should have or anticipate any large presently unexpected expense, loss or fluctuation in net assets which in the opinion of the Board might have a significant adverse affect on shareholders.

ELIGIBLE PURCHASERS AND PURCHASE OF SHARES

     Only Eligible Purchasers may purchase shares of the Funds. Eligible Purchasers are limited to (a) separate accounts of Principal Mutual Life Insurance Company or of other insurance companies; (b) Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof; (c) trustees or other managers of any qualified profit sharing, incentive or bonus plan established by Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof for the employees of such company, subsidiary or affiliate. Such trustees or managers may purchase Fund shares only in their capacities as trustees or managers and not for their personal accounts. The Board of Directors of each Fund reserves the right to broaden or limit the designation of Eligible Purchasers.

     Principal Balanced, Principal Bond, Principal Capital Accumulation, Principal Emerging Growth and Principal Money Market Funds each serve as an underlying investment medium for variable annuity contracts and variable life insurance policies that are funded in separate accounts established by Principal Mutual Life Insurance Company. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Principal Mutual Life Insurance Company nor the Funds currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, each Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws,
(2) changes in Federal income tax law, (3) changes in the investment management of the Fund, or (4) differences in voting instructions between those given by policy owners and those given by contract owners.

     Shares are purchased from Princor Financial Services Corporation, the principal underwriter for the Funds. There are no sales charges on the Funds' shares. There are no restrictions on amounts to be invested in the Funds' shares.

     Shareholder accounts for each Fund will be maintained under an open account system. Under this system, an account is automatically opened and maintained for each new investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase and the total number of shares then owned. The statement of account is treated by each Fund as evidence of ownership of Fund shares in lieu of stock certificates, and unless written request is made to the Fund, stock certificates will not be issued or delivered to investors. Certificates, which can be stolen or lost, are unnecessary except for special purposes such as collateral for a loan. Fractional interests in the Funds' shares are reflected to three decimal places in the statement of account, but any stock certificates will be issued only for full shares owned.

     If an offer to purchase shares is received by any of the Funds before the close of trading on the New York Stock Exchange, the shares will be issued at the offering price (net asset value of Fund shares) computed on that day. If an offer is received after the close of trading or on a day which is not a trading day, the shares will be issued at the offering price computed on the first succeeding day on which a price is determined. Dividends on the Money Market Fund shares will be paid on the next day following the effective date of a purchase order.

SHAREHOLDER RIGHTS

     The following information is applicable to each of the Principal Funds. Each Fund share is entitled to one vote either in person or by proxy at all shareholder meetings for that Fund. This includes the right to vote on the election of directors, selection of independent accountants and other matters submitted to meetings of shareholders. Each share has equal rights with every other share as to dividends, earnings, voting, assets and redemption. Shares are fully paid and non-assessable, and have no preemptive or conversion rights. Shares may be issued as full or fractional shares, and each fractional share has proportionately the same rights, including voting, as are provided for a full share. Shareholders of each of these Funds may remove any director with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of shareholders.

     The bylaws of each Fund provide that the Board of Directors of the Fund may increase or decrease the aggregate number of shares which the Fund has authority to issue without a shareholder vote.

     The bylaws of each Fund also provide that the Fund need not hold an annual meeting of shareholders in any year in which none of the following is required to be acted on by shareholders under the Investment Company Act of 1940: election of directors; approval of investment advisory agreement; ratification of selection of independent public accountants; and approval of distribution agreement. The Funds intend to hold shareholder meetings only when required by law and at such other times as may be deemed appropriate by their respective Boards of Directors.

     Shareholder inquiries should be directed to the applicable Fund at The Principal Financial Group, Des Moines, Iowa 50392.

     NON-CUMULATIVE VOTING: The Funds' shares have non-cumulative voting rights which means that the holders of more than 50% of the shares voting for the election of directors of a Fund can elect 100% of the directors if they choose to do so, and in such event, the holders of the remaining shares voting for the election of directors will not be able to elect any directors.

     Principal Mutual Life Insurance Company votes each Fund's shares allocated to each of its separate accounts registered under the Investment Company Act of 1940 and attributable to variable annuity contracts or variable life insurance policies participating therein in accordance with instructions received from contract or policy holders, participants and annuitants. Other shares of each Fund held by each registered separate account, including those for which no timely instructions are received, are voted in proportion to the instructions that are received with respect to contracts or policies participating in that separate account. Shares of each of the Funds held in the general account of Principal Mutual Life Insurance Company or in its unregistered separate accounts are voted in proportion to the instructions that are received with respect to contracts and policies participating in its registered and unregistered separate accounts. If Principal Mutual determines pursuant to applicable law that a Fund's shares held in one or more separate accounts or in its general account need not be voted pursuant to instructions received with respect to participating contracts or policies, it then may vote those Fund shares in its own right.

REDEMPTION OF SHARES

     Except for the third paragraph below, most of the following discussion of redemption procedures is relevant only to Eligible Purchasers other than variable annuity and variable life separate accounts of Principal Mutual Life Insurance Company, and its wholly-owned subsidiaries.

     Each Fund will redeem its shares upon request. There is no charge for redemption. If no certificates have been issued, a shareholder simply writes a letter to the appropriate Fund requesting redemption of any part or all of the shares. The letter must be signed exactly as the account is registered. If certificates have been issued, they must be properly endorsed and forwarded with the request. If payment is to be made to the registered shareholder or joint shareholders, the Fund will not require a signature guarantee as a part of a proper endorsement; otherwise the shareholder's signature must be guaranteed by either a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or by a brokerage firm. The price at which the shares are redeemed will be the net asset value per share as next computed after the request (with appropriate certificate, if any) is received by the Fund in proper and complete form. The amount received for shares upon redemption may be more or less than the cost of such shares depending upon the net asset value at the time of redemption.

     Redemption proceeds will be sent within three business days after receipt of request for redemption in proper form. However, each Fund may suspend the right of redemption during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders of the Fund. A Fund will redeem only those shares for which it has received good payment. To avoid the inconvenience of such a delay, shares may be purchased with a certified check, bank cashier's check or money order. During the period prior to the time a redemption from the Money Market Fund is effective, dividends on such shares will accrue and be payable and the shareholder will be entitled to exercise all other rights of beneficial ownership.

     Restricted Transfer: Shares of each of the Funds may be transferred to an Eligible Purchaser. However, whenever any of the Funds is requested to transfer shares to other than an Eligible Purchaser, the Fund has the right at its election to purchase such shares at their net asset value next effective following the time at which the request for transfer is presented; provided, however, that the Fund must notify the transferee or transferees of such shares in writing of its election to purchase such shares within seven (7) days following the date of such request and settlement for such shares shall be made within such seven-day period.

ADDITIONAL INFORMATION

     Custodian: Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the portfolio securities and cash assets of each of the Funds except the World Fund. The custodian for the World Fund is Chase Manhattan Bank, Global Securities Services, Chase Metro Tech Center, Brooklyn, New York 11245. The custodians perform no managerial or policymaking functions for the Funds.

     Organization and Share Ownership: The Funds were incorporated in the state of Maryland on the following dates: Aggressive Growth Fund - August 20, 1993; Asset Allocation Fund - August 20, 1993; Balanced Fund - November 26, 1986; Bond Fund - November 26, 1986; Capital Accumulation Fund - May 26, 1989 (effective November 1, 1989 succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969); Emerging Growth Fund - February 20, 1987; Government Securities Fund - June 7, 1985; Growth Fund - August 20, 1993; Money Market Fund - June 10, 1982; and World Fund - August 20, 1993. Principal Mutual Life Insurance Company owns 100% of each Fund's outstanding shares.

     Capitalization: The authorized capital stock of each Fund consists of 100,000,000 shares of common stock (500,000,000 for Principal Money Market Fund, Inc.), $.01 par value.

     Financial Statements: Copies of the financial statements of each Fund will be mailed to each shareholder of that Fund semi-annually. At the close of each fiscal year, each Fund's financial statements will be audited by a firm of independent auditors. The firm of Ernst & Young LLP has been appointed to audit the financial statements of each Fund for their respective present fiscal years.

     Registration Statement: This Prospectus omits some information contained in the Statement of Additional Information (also known as Part B of the Registration Statement) and Part C of the Registration Statements which the Funds have filed with the Securities and Exchange Commission. The Funds' Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of the Funds' Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning the Fund. You may obtain a copy of Part C of the Registration Statements filed with the Securities and Exchange Commission, Washington, D.C., from the Commission upon payment of the prescribed fees.

     Principal   Underwriter:   Princor  Financial  Services  Corporation,   The
Principal Financial Group, Des Moines, Iowa 50392-0200, is the principal underwriter for each of the Principal Funds.


     The Principal(R) Mutual Funds ("Principal Funds") described in this Prospectus are a family of separately incorporated, diversified, open-end management investment companies, commonly called mutual funds, which provide the following range of investment objectives:

                             Growth-Oriented Funds

PRINCIPAL Balanced Fund, Inc. seeks to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

PRINCIPAL Capital Accumulation Fund, Inc. seeks to achieve primarily long-term capital appreciation and secondary growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

PRINCIPAL  Emerging Growth Fund,  Inc. seeks to achieve capital  appreciation by
investing  primarily  in  securities  of  emerging  and  other   growth-oriented
companies.

                              Income-Oriented Funds

PRINCIPAL Bond Fund, Inc. seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

PRINCIPAL High Yield Fund, Inc. seeks high current income. Capital growth is a secondary objective when consistent with the objective of high current income. The Fund seeks to achieve its objective primarily through the purchase of high yielding, lower or non-rated fixed income securities commonly referred to as "junk bonds." Bonds of this type are considered to be speculative with regard to payment of interest and return of principal. Purchasers should carefully assess the risks associated with an investment in this fund.

                                Money Market Fund

PRINCIPAL Money Market Fund, Inc. seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

     An investment in any of the funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance the Money Market Funds will be able to maintain a stable net asset value of $1.00 per share.

     This Prospectus concisely states information about the Principal Funds that an investor ought to know before investing. It should be read and retained for future reference.


     Additional information about the Funds has been filed with the Securities and Exchange Commission, including a document called Statement of Additional Information, dated May 1, 1997. The Statement of Additional Information is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained free of charge by writing or telephoning:


                             Principal Mutual Funds
                                   A Member of
                          The Principal Financial Group
                              Des Moines, IA 50392
                            Telephone 1-800-247-4123

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   The Date of this Prospectus is May 1, 1997.


                                TABLE OF CONTENTS

                                                                         Page


Summary  ...............................................................    3
Financial Highlights....................................................    5
Investment Objectives, Policies and Restrictions........................   10
Certain Investment Policies and Restrictions............................   15
Manager and Sub-Advisor  ...............................................   16
Duties Performed by the Manager and Sub-Advisor.........................   17
Managers' Comments......................................................   17
Determination of Net Asset Value of Fund Shares.........................   18
Performance Calculation.................................................   21
Income Dividends, Distributions and Tax Status..........................   21
Eligible Purchasers and Purchase of Shares..............................   22
Shareholder Rights .....................................................   23
Redemption of Shares....................................................   24
Additional Information..................................................   25


     This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of any of the Funds in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made. No dealer, salesperson, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Funds' Manager.

SUMMARY

     The following summarized information should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.

     The Principal Funds are separately incorporated, open-end diversified management investment companies.

Who may purchase shares of the Funds?

     Shares of the Funds are available only to Eligible Purchasers which are limited to: (a) separate accounts of Principal Mutual Life Insurance Company or of other insurance companies; (b) Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof; (c) trustees or other managers of any qualified profit sharing, incentive or bonus plan established by Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof for the employees of such company, subsidiary or affiliate. The Board of Directors of each Fund reserves the right to broaden or limit the designation of Eligible Purchasers.

What do the Funds offer investors?

     Professional Investment Management: Experienced securities analysts provide each Fund with professional investment management.

     Diversification: Each Fund will diversify by investing in securities issued by a number of issuers doing business in a variety of industries and/or located in different geographical regions. Diversification reduces investment risk.

     Economies of Scale: Pooling individual shareholder's investments in any of the Funds creates administrative efficiencies.

     Redeemability: Upon request each Fund will redeem its shares and promptly pay the investor the current net asset value of the shares redeemed. See "Redemption of Shares."

What are the Funds' investment objectives?

                              Growth-Oriented Funds

     The investment objective of Principal Balanced Fund, Inc. (sometimes referred to as the Balanced Fund) is to seek to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective. The Fund intends to pursue a flexible investment policy in seeking to achieve this investment objective.

     The primary investment objective of Principal Capital Accumulation Fund, Inc. (sometimes referred to as the Capital Accumulation Fund) is long-term capital appreciation and its secondary investment objective is growth of investment income. The Fund seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Fund may invest in other securities.

     The investment objective of Principal Emerging Growth Fund, Inc. (sometimes referred to as the Emerging Growth Fund) is to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.


                              Income-Oriented Funds

     The investment objective of Principal Bond Fund, Inc. (sometimes referred to as the Bond Fund) is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

     The primary investment objective of Principal High Yield Fund, Inc. (sometimes referred to as the High Yield Fund) is to seek high current income. Capital growth is a secondary objective when consistent with the objective of high current income. The Fund will invest primarily in high yielding, lower or non-rated fixed income securities.

                                Money Market Fund

     The investment objective of Principal Money Market Fund, Inc. (sometimes referred to as the Money Market Fund) is to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

     There can be no assurance that the investment objectives of any of the Funds will be realized. See "Investment Objectives, Policies and Restrictions."

Who serves as Manager for the Funds?

     Princor Management Corporation, a corporation organized in 1969 by Principal Mutual Life Insurance Company, is the Manager for each of the Funds. It is also the dividend disbursing and transfer agent for the Principal Funds. In order to provide investment advisory services for the Balanced Fund, the Manager has executed a sub-advisory agreement with Invista Capital Management, Inc.
("Invista" or "Sub-Advisor"). See "Manager and Sub-Advisor."

What fees and expenses apply to ownership of shares of the Funds?

     The following table depicts fees and expenses applicable to the purchase and ownership of shares of each of the Funds.

                                    ANNUAL FUND OPERATING EXPENSES
                                (As a Percentage of Average Net Assets)
                                 Management          Other       Total Operating
              Fund                   Fee           Expenses         Expenses


  Balanced Fund                     .60%             .03%             .63%
  Bond Fund                         .50%             .03%             .53%
  Capital Accumulation Fund         .48%             .01%             .49%
  Emerging Growth Fund              .64%             .02%             .66%
  High Yield Fund                   .60%             .10%             .70%
  Money Market Fund                 .50%             .06%             .56%


                                     EXAMPLE

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                Period (in years)
                                   _____________________________________________
              Fund                   1            3            5            10


  Balanced Fund                     $6           $20          $35           $79
  Bond Fund                         $5           $17          $30           $66
  Capital Accumulation Fund         $5           $16          $27           $62
  Emerging Growth Fund              $7           $21          $37           $82
  High Yield Fund                   $7           $22          $39           $87
  Money Market Fund                 $6           $18          $31           $70


     This Example is based on the Annual Fund Operating expenses for each Fund described above. Please remember that the Example should not be considered a representation of past or future expenses and that actual expenses may be greater or less than shown.

     The purpose of the above table is to assist the investor in understanding the various expenses that an investor in the Funds will bear directly or indirectly. See "Duties Performed by the Manager."

FINANCIAL HIGHLIGHTS


     The following financial highlights for the periods ended December 31, 1996 and prior thereto are derived from financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report has been incorporated by reference herein. The financial highlights should be read in conjunction with the financial statements, related notes, and other financial information incorporated by reference herein. Audited financial statements may be obtained by shareholders, without charge, by telephoning 1-800-451-5447.


                                                      Income from
                                                  Investment Operations                          Less Distributions
                                           ___________________________________  ____________________________________________________
                                                       Net Realized
                                                            and
                                 Net Asset              Unrealized    Total      Dividends                  Excess
                                 Value at      Net         Gain       from       from Net  Distributions Distributions
                                 Beginning Investment    (Loss) on  Investment  Investment     from          from         Total
                                 of Period   Income     Investments Operations    Income   Capital Gains Capital Gains Distributions
Principal Balanced
Fund, Inc. (a)
  Year Ended December 31,

   1996                           $13.97     $  .40       $ 1.41       $1.81      $(.40)    $  (.94)      $  --         $(1.34)
   1995                            11.95        .45         2.44        2.89       (.45)       (.42)         --           (.87)
   1994                            12.77        .37         (.64)       (.27)      (.37)       (.18)         --           (.55)
   1993                            12.58        .42          .95        1.37       (.42)       (.76)         --          (1.18)
  Six Months Ended
   December 31, 1992(b)            12.93        .23          .75         .98       (.47)       (.86)         --          (1.33)
  Year Ended June 30,
   1992                            11.33        .47         1.61        2.08       (.48)        --           --           (.48)
   1991                            10.79        .54          .59        1.13       (.57)       (.02)         --           (.59)
   1990                            11.89        .60         (.48)        .12       (.63)       (.59)         --          (1.22)
   1989                            11.75        .62          .30         .92       (.55)       (.23)         --           (.78)
  Period Ended June 30,
   1988(e)                         10.00        .27         1.51        1.78       (.03)        --           --           (.03)

Principal Bond Fund, Inc.
  Year Ended December 31,
   1996                            11.73        .68         (.40)        .28       (.68)        --           --           (.68)
   1995                            10.12        .62         1.62        2.24       (.63)        --           --           (.63)
   1994                            11.16        .72        (1.04)       (.32)      (.72)        --           --           (.72)
   1993                            10.77        .88          .38        1.26       (.87)        --           --           (.87)
  Six Months Ended
   December 31, 1992(b)            11.08        .45          .13         .58       (.89)        --           --           (.89)
  Year Ended June 30,
   1992                            10.64        .91          .46        1.37       (.93)        --           --           (.93)
   1991                            10.72        .94         (.06)        .88       (.96)        --           --           (.96)
   1990                            10.92        .95         (.21)        .74       (.94)        --           --           (.94)
   1989                            10.68       1.15          .17        1.32       (.96)       (.12)         --          (1.08)
  Period Ended June 30,
   1988(e)                         10.00        .32          .40         .72       (.04)        --           --           (.04)

Principal Capital Accumulation
Fund, Inc.
  Year Ended December 31,
   1996                            27.80        .57         5.82        6.39       (.58)      (3.77)         --          (4.35)
   1995                            23.44        .60         6.69        7.29       (.60)      (2.33)         --          (2.93)
   1994                            24.61        .62         (.49)        .13       (.61)       (.69)         --          (1.30)
   1993                            25.19        .61         1.32        1.93       (.60)      (1.91)         --          (2.51)
  Six Months Ended
   December 31, 1992(b)            26.03        .31         1.84        2.15       (.64)      (2.35)         --          (2.99)
  Year Ended June 30,
   1992                            23.35        .65         2.70        3.35       (.67)        --           --           (.67)
   1991                            22.48        .74         1.22        1.96       (.79)       (.30)         --          (1.09)
   1990                            23.63        .79          .14         .93       (.81)      (1.27)         --          (2.08)
   1989                            23.23        .77         1.32        2.09       (.68)      (1.01)         --          (1.69)
   1988                            27.51        .60        (1.50)       (.90)      (.69)      (2.69)         --          (3.38)
   1987                            25.48        .40         4.46        4.86       (.50)      (2.33)         --          (2.83)

Principal Emerging Growth
Fund, Inc. (f)
  Year Ended December 31,
   1996                            25.33        .22         5.07        5.29       (.22)       (.66)         --           (.88)
   1995                            19.97        .22         5.57        5.79       (.22)       (.21)         --           (.43)
   1994                            20.79        .14          .03         .17       (.14)       (.85)         --           (.99)
   1993                            18.91        .17         3.47        3.64       (.17)      (1.59)         --          (1.76)
  Six Months Ended
   December 31, 1992(b)            15.97        .10         3.09        3.19       (.21)       (.04)         --           (.25)
  Year Ended June 30,
   1992                            13.93        .21         2.04        2.25       (.21)        --           --           (.21)
   1991                            14.25        .20          .50         .70       (.23)       (.79)         --          (1.02)
   1990                            13.35        .24          .87        1.11       (.20)       (.01)         --           (.21)
   1989                            12.85        .16         1.35        1.51       (.11)       (.90)         --          (1.01)
  Period Ended June 30,
   1988(e)                         10.00        .05         2.83        2.88       (.03)        --           --           (.03)


                                                                            Ratios/Supplemental Data
                                                            ______________________________________________________

                                                                                             Ratio of Net
                                    Net Asset                                 Ratio of     Investment
                                    Value at                Net Assets at   Expenses to     Income to    Portfolio     Average
                                      End of      Total     End of Period      Average       Average     Turnover    Commission
                                     Period      Return    (in thousands)    Net Assets    Net Assets      Rate         Rate

Principal Balanced
Fund, Inc. (a)
  Year Ended December 31,

   1996                             $14.44       13.13%       $  93,158        .63%          3.45%         22.6%        $.0417
   1995                              13.97       24.58%          45,403        .66%          4.12%         25.7%          N/A
   1994                              11.95       (2.09)%         25,043        .69%          3.42%         31.5%          N/A
   1993                              12.77       11.06%          21,399        .69%          3.30%         15.8%          N/A
  Six Months Ended
   December 31, 1992(b)              12.58        8.00%(c)       18,842        .73%(d)       3.71%(d)      38.4%(d)       N/A
  Year Ended June 30,
   1992                              12.93       18.78%          17,344        .72%          3.80%         26.6%          N/A
   1991                              11.33       11.36%          14,555        .73%          5.27%         27.1%          N/A
   1990                              10.79         .87%          13,016        .74%          5.52%         33.1%          N/A
   1989                              11.89        8.55%          12,751        .74%          5.55%         29.3%          N/A
  Period Ended June 30,
   1988(e)                           11.75       17.70%(c)       11,469        .80%(d)       4.96%(d)      41.7%(d)       N/A

Principal Bond Fund, Inc.
  Year Ended December 31,
   1996                              11.33        2.36%          63,387        .53%          7.00%          1.7%          N/A
   1995                              11.73       22.17%          35,878        .56%          7.28%          5.9%          N/A
   1994                              10.12       (2.90)%         17,108        .58%          7.86%         18.2%          N/A
   1993                              11.16       11.67%          14,387        .59%          7.57%         14.0%          N/A
  Six Months Ended
   December 31, 1992(b)              10.77        5.33%(c)       12,790        .62%(d)       8.10%(d)       6.7%(d)       N/A
  Year Ended June 30,
   1992                              11.08       13.57%          12,024        .62%          8.47%          6.1%          N/A
   1991                              10.64        8.94%          10,552        .63%          9.17%          2.7%          N/A
   1990                              10.72        7.15%           9,658        .64%          9.09%          0.0%          N/A
   1989                              10.92       13.51%           9,007        .64%          9.18%         12.2%          N/A
  Period Ended June 30,
   1988(e)                           10.68        6.06%(c)       17,598        .58%(d)       8.11%(d)      68.8%(d)       N/A

Principal Capital Accumulation
Fund, Inc.
  Year Ended December 31,
   1996                              29.84       23.50%         205,019        .49%          2.06%         48.5%         .0426
   1995                              27.80       31.91%         135,640        .51%          2.25%         49.2%          N/A
   1994                              23.44         .49%         120,572        .51%          2.36%         44.5%          N/A
   1993                              24.61        7.79%         128,515        .51%          2.49%         25.8%          N/A
  Six Months Ended
   December 31, 1992(b)              25.19        8.81%(c)      105,355        .55%(d)       2.56%(d)      39.7%(d)       N/A
  Year Ended June 30,
   1992                              26.03       14.53%          94,596        .54%          2.65%         34.8%          N/A
   1991                              23.35        9.46%          76,537        .53%          3.53%         14.0%          N/A
   1990                              22.48        3.94%          74,008        .56%          3.56%         30.2%          N/A
   1989                              23.63       10.02%          68,132        .57%          3.53%         23.5%          N/A
   1988                              23.23       (2.67)%         62,696        .60%          2.76%         26.7%          N/A
   1987                              27.51       22.17%          57,478        .63%          1.99%         16.1%          N/A

Principal Emerging Growth
Fund, Inc. (f)
  Year Ended December 31,
   1996                              29.74       21.11%         137,161        .66%          1.07%          8.8%         .0379
   1995                              25.33       29.01%          58,520        .70%          1.23%         13.1%          N/A
   1994                              19.97         .78%          23,912        .74%          1.15%         12.0%          N/A
   1993                              20.79       19.28%          12,188        .78%           .89%         22.4%          N/A
  Six Months Ended
   December 31, 1992(b)              18.91       20.12%(c)        9,693        .81%(d)       1.24%(d)       8.6%(d)       N/A
  Year Ended June 30,
   1992                              15.97       16.19%           7,829        .82%          1.33%         10.1%          N/A
   1991                              13.93        5.72%           6,579        .89%          1.70%         11.1%          N/A
   1990                              14.25        8.32%           6,067        .88%          1.74%         17.9%          N/A
   1989                              13.35       13.08%           5,509        .90%          1.31%         21.4%          N/A
  Period Ended June 30,
   1988(e)                           12.85       28.72%(c)        4,857        .94%(d)        .64%(d)       4.6%(d)       N/A


Notes to financial highlights

(a) Effective May 1, 1994, the name of Principal Managed Fund, Inc. was changed to Principal Balanced Fund, Inc.

(b) Effective July 1, 1992 the fund changed its fiscal year end from June 30 to December 31.

(c)  Total return amounts have not been annualized.

(d)  Computed on an annualized basis.

(e) Period from December 18, 1987, date shares first offered to eligible purchasers, through June 30, 1988. Net investment income aggregating $.01 per share for the period from the initial purchase of shares on December 10, 1987 through December 17, 1987 was recognized, all of which was distributed to the Fund's sole stockholder, Principal Mutual Life Insurance Company. This represented activity of the fund prior to the initial offering of shares to eligible purchasers.

(f) Effective May 1, 1992, the name of Principal Aggressive Growth Fund, Inc. was changed to Principal Emerging Growth Fund, Inc.

                                                      Income from
                                                  Investment Operations                          Less Distributions
                                           ___________________________________  ____________________________________________________
                                                       Net Realized
                                                            and
                                 Net Asset              Unrealized    Total      Dividends                  Excess
                                 Value at      Net         Gain       from       from Net  Distributions Distributions
                                 Beginning Investment    (Loss) on  Investment  Investment     from          from         Total
                                 of Period   Income     Investments Operations    Income   Capital Gains Capital Gains Distributions
Principal High Yield
Fund, Inc.
  Year Ended December 31,

   1996                         $   8.39   $  .80       $  .30       $1.10       $ (.77)      $  --         $  --      $  (.77)
   1995                             7.91      .76          .51        1.27         (.77)       (.02)           --         (.79)
   1994                             8.62      .77         (.72)        .05         (.76)         --            --         (.76)
   1993                             8.38      .80          .23        1.03         (.79)         --            --         (.79)
  Six Months Ended
   December 31, 1992(a)             8.93      .45         (.10)        .35         (.90)         --            --         (.90)
  Year Ended June 30,
   1992                             8.28      .92          .66        1.58         (.93)         --            --         (.93)
   1991                             8.96      .99         (.53)        .46        (1.14)         --            --        (1.14)
   1990                            10.37     1.21        (1.35)       (.14)       (1.22)       (.05)           --        (1.27)
   1989                            11.01     1.23         (.45)        .78        (1.21)       (.21)           --        (1.42)
  Period Ended June 30,
   1988(d)                         10.00      .67          .49        1.16         (.15)         --            --         (.15)

Principal Money Market
Fund, Inc.
  Year Ended December 31,
   1996                             1.000     .049         --          .049        (.049)        --            --         (.049)
   1995                             1.000     .054         --          .054        (.054)        --            --         (.054)
   1994                             1.000     .037         --          .037        (.037)        --            --         (.037)
   1993                             1.000     .027         --          .027        (.027)        --            --         (.027)
  Six Months Ended
   December 31, 1992(a)             1.000     .016         --          .016        (.016)        --            --         (.016)
  Year Ended June 30,
   1992                             1.000     .046         --          .046        (.046)        --            --         (.046)
   1991                             1.000     .070         --          .070        (.070)        --            --         (.070)
   1990                             1.000     .077         --          .077        (.077)        --            --         (.077)
   1989                             1.000     .083         --          .083        (.083)        --            --         (.083)
   1988                             1.000     .064         --          .064        (.064)        --            --         (.064)
   1987                             1.000     .057         --          .057        (.057)        --            --         (.057)


                                                                            Ratios/Supplemental Data
                                                            ______________________________________________________

                                                                                             Ratio of Net
                                    Net Asset                                 Ratio of     Investment
                                    Value at                Net Assets at   Expenses to     Income to    Portfolio     Average
                                      End of      Total     End of Period      Average       Average     Turnover    Commission
                                     Period      Return    (in thousands)    Net Assets    Net Assets      Rate         Rate
Principal High Yield
Fund, Inc.
  Year Ended December 31,

   1996                            $  8.72       13.13%       $13,740          .70%          9.21%         32.0%         N/A
   1995                               8.39       16.08%        11,830          .73%          9.09%         35.1%         N/A
   1994                               7.91         .62%         9,697          .73%          9.02%         30.6%         N/A
   1993                               8.62       12.31%         9,576          .74%          8.80%         28.7%         N/A
  Six Months Ended
   December 31, 1992(a)               8.38        4.06%(b)      8,924          .77%(c)      10.33%(c)      20.6%(c)      N/A
  Year Ended June 30,
   1992                               8.93       20.70%         8,556          .77%         11.00%         31.3%         N/A
   1991                               8.28        6.35%         7,085          .82%         12.58%          6.4%         N/A
   1990                               8.96       (1.46)%        6,643          .83%         13.07%         24.2%         N/A
   1989                              10.37        7.88%         6,741          .95%         11.89%         27.8%         N/A
  Period Ended June 30,
   1988(d)                           11.01       11.25%(b)      6,703          .78%(c)      11.71%(c)      58.2%(c)      N/A

Principal Money Market
Fund, Inc.
  Year Ended December 31,
   1996                               1.000       5.07%        46,244          .56%          5.00%          N/A          N/A
   1995                               1.000       5.59%        32,670          .58%          5.32%          N/A          N/A
   1994                               1.000       3.76%        29,372          .60%          3.81%          N/A          N/A
   1993                               1.000       2.69%        22,753          .60%          2.64%          N/A          N/A
  Six Months Ended
   December 31, 1992(a)               1.000       1.54%(b)     27,680          .59%(c)       3.10%(c)       N/A          N/A
  Year Ended June 30,
   1992                               1.000       4.64%        25,194          .57%          4.54%          N/A          N/A
   1991                               1.000       7.20%        26,509          .56%          6.94%          N/A          N/A
   1990                               1.000       8.37%        26,588          .57%          8.05%          N/A          N/A
   1989                               1.000       8.59%        20,707          .61%          8.40%          N/A          N/A
   1988                               1.000       6.61%        14,571          .64%          6.39%          N/A          N/A
   1987                               1.000       5.78%        11,902          .65%          5.68%          N/A          N/A


Notes to financial highlights

(a) Effective July 1, 1992 the fund changed its fiscal year end from June 30 to December 31.

(b) Total return amounts have not been annualized.

(c) Computed on an annualized basis.

(d) Period from December 18, 1987, date shares first offered to eligible purchasers, through June 30, 1988. Net investment income aggregating $.01 per share for the period from the initial purchase of shares on December 10, 1987 through December 17, 1987 was recognized, all of which was distributed to the Fund's sole stockholder, Principal Mutual Life Insurance Company. This represented activity of the fund prior to the initial offering of shares to eligible purchasers.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The investment objectives and policies of each Fund are described below. There can be no assurance that the objectives of the Funds will be realized.

GROWTH-ORIENTED FUNDS

     The  Principal  Funds  currently  include  two  Funds  which  seek  capital appreciation through investments in equity securities (Principal Capital Accumulation Fund and Principal Emerging Growth Fund) and one Fund which seeks a total investment return including both capital appreciation and income through investments in equity and debt securities (Principal Balanced Fund). These three Funds are collectively referred to as the Growth-Oriented Funds.

     The Growth-Oriented Funds may invest in the following equity securities: common stocks; preferred stocks and debt securities that are convertible into common stock, that carry rights or warrants to purchase common stock or that carry rights to participate in earnings; rights or warrants to subscribe to or purchase any of the foregoing securities; and American Depository Receipts based on any of the foregoing securities. The Capital Accumulation and Emerging Growth Funds will seek to be fully invested under normal conditions in equity securities. When in the opinion of the Manager current market or economic conditions warrant, a Growth-Oriented Fund may for temporary defensive purposes place all or a portion of its assets in cash, on which the Fund would earn no income, cash equivalents, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, commercial paper master notes which are floating rate debt instruments without a fixed maturity, United States Government securities, and preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock. A Growth-Oriented Fund may also maintain reasonable amounts in cash or short-term debt securities for daily cash management purposes or pending selection of particular long-term investments.

Principal Balanced Fund

     The investment objective of Principal Balanced Fund is to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective. The term "reasonable risks" refers to investment decisions that in the Manager's judgment do not present a greater than normal risk of loss in light of current or anticipated future market and economic conditions, trends in yields and interest rates, and fiscal and monetary policies.

     In seeking to achieve the investment objective, the Fund invests primarily in growth and income-oriented common stocks (including securities convertible into common stocks), corporate bonds and debentures and short-term money market instruments. The Fund may also invest in other equity securities, and in debt securities issued or guaranteed by the United States Government and its agencies or instrumentalities. The Fund seeks to generate real (inflation plus) growth during favorable investment periods and may emphasize income and capital preservation strategies during uncertain investment periods. The Manager will seek to minimize declines in the net asset value per share. However, there is no guarantee that the Manager will be successful in achieving this goal.

     The portions of the Fund's total assets invested in equity securities, debt securities and short-term money market instruments are not fixed, although ordinarily 40% to 70% of the Fund's portfolio will be invested in equity securities with the balance of the portfolio invested in debt securities. The investment mix will vary from time to time depending upon the judgment of the Manager as to general market and economic conditions, trends in investment yields and interest rates and changes in fiscal or monetary policies.

     The Fund may invest in all types of common stocks and other equity investments, without regard to any objective investment criteria such as size of the issue or issuer, exchange listing or seasoning. The Fund may invest in both exchange-listed and over-the-counter securities, in small or large companies, and in well-established or unseasoned companies. Also, the Fund's investments in corporate bonds and debentures and money market instruments are not restricted by credit ratings or other objective investment criteria, except with respect to bank certificates of deposit as set forth below. Some of the fixed income securities in which the Fund may invest may be considered to include speculative characteristics and the Fund may purchase such securities that are in default but does not currently intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's or Baa by Moody's. See the discussion of the Principal High Yield Fund for information concerning risks associated with below-investment grade bonds. The Fund will not concentrate its investments in any industry.

     In selecting common stocks, the Manager seeks companies which the Manager believes have predictable earnings increases and which, based on their future growth prospects, may be currently undervalued in the market place. During periods when the Manager determines that general economic conditions are favorable, it will generally purchase common stocks with the objective of long-term capital appreciation. From time to time, and in periods of economic uncertainty, the Manager may purchase common stocks with the expectation of price appreciation over a relatively short period of time.

     To achieve its investment objective, the Fund may at times emphasize the generation of interest income by investing in short, medium or long-term debt securities. Investment in debt securities may also be made with a view to realizing capital appreciation when the Manager believes that declining interest rates may increase market values. The Fund may also purchase "deep discount bonds," i.e., bonds which are selling at a substantial discount from their face amount, with a view to realizing capital appreciation.

     The short-term money market investments in which the Fund may invest include the following: U.S. Treasury bills, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes which are floating rate debt instruments without a fixed maturity. The Fund will only invest in domestic bank certificates of deposit issued by banks which are members of the Federal Reserve System that have total deposits in excess of one billion dollars.

     The United States government securities in which the Fund may invest include U.S. Treasury obligations and obligations of certain agencies, such as the Government National Mortgage Association, which are supported by the full faith and credit of the United States, as well as obligations of certain other Federal agencies or instrumentalities, such as the Federal National Mortgage Association, Federal Land Banks and the Federal Farm Credit Administration, which are backed only by the right of the issuer to borrow limited funds from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase such obligations or by the credit of the agency or instrumentality itself.

Principal Capital Accumulation Fund

     The primary objective of Principal Capital Accumulation Fund is long-term capital appreciation. A secondary objective is growth of investment income.

     The Fund will invest primarily in common stocks, but it may invest in other securities. In making selections for the Fund's investment portfolio, the Manager will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. In pursuit of the Fund's investment objectives, investments will be made in securities which as a group appear to offer long-term prospects for capital and income growth.
Securities chosen for investment may include those of companies which the Manager believes can reasonably be expected to share in the growth of the nation's economy over the long term.

Principal Emerging Growth Fund

     The objective of Principal Emerging Growth Fund is to achieve capital appreciation. The strategy of this Fund is to invest primarily in the common stocks and securities (both debt and preferred stock) convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. In pursuing its objective of capital appreciation, the Emerging Growth Fund may invest, for any period of time, in any industry, in any kind of growth-oriented company, whether new and unseasoned or well known and established.

     There  can be, of  course,  no  assurance  that the Fund  will  attain  its objective. Investment in emerging and other growth-oriented companies may involve greater risk than investment in other companies. The securities of growth-oriented companies may be subject to more abrupt or erratic market movements, and many of them may have limited product lines, markets, financial resources or management. Because of these factors and of the length of time that may be required for full development of the growth prospects of some of the companies in which the Fund invests, the Fund believes that its shares are suitable only for persons who are prepared to experience above-average fluctuations in net asset value, to assume above-average investment risk in search of above-average return, and to consider the Fund as a long-term investment and not as a vehicle for seeking short-term profits. Moreover, since the Fund will not be seeking current income, investors should not view a purchase of Fund shares as a complete investment program.

INCOME-ORIENTED FUNDS

     The Principal Funds currently include two Funds which seek a high level of income through investments in fixed-income securities (Principal Bond Fund and Principal High Yield Fund) collectively referred to as the "Income-Oriented Funds." An investment in any of the Income-Oriented Funds involves market risks associated with movements in interest rates. The market value of the Funds' investments will fluctuate in response to changes in interest rates and other factors. During periods of falling interest rates, the values of outstanding long-term fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities will affect the Funds' net asset values but will not affect cash income derived from the securities unless a change results from a failure of an issuer to pay interest or principal when due. Each Fund's rating limitations apply at the time of acquisition of a security, and any subsequent change in a rating by a rating service will not require elimination of a security from the Fund's portfolio. The Statement of Additional Information contains descriptions of ratings of Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Corporation ("S&P").

Principal Bond Fund

     The investment objective of Principal Bond Fund is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

     In seeking to achieve the investment objective, the Fund will predominantly invest in marketable fixed-income securities. Investments will be made generally on a long-term basis, but the Fund may make short-term investments from time to time as deemed prudent by the Manager. Longer maturities typically provide better yields but will subject the Fund to a greater possibility of substantial changes in the values of its portfolio securities as interest rates change.

     Under normal circumstances, the Fund will invest at least 65% of its assets, exclusive of cash items, in one or more of the following kinds of securities: (i) corporate debt securities and taxable municipal obligations, which at the time of purchase have an investment grade rating within the four highest grades used by Standard & Poor's Corporation (AAA, AA, A or BBB) or by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or which, if lower-rated or nonrated, are comparable in quality in the opinion of the Fund's Manager; (ii) similar Canadian corporate, Provincial and Federal Government securities payable in U.S. funds; and (iii) securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The balance of the Fund's assets may be invested in other fixed income securities, including domestic and foreign corporate debt securities or preferred stocks, in common stocks that provide returns that compare favorably with the yields on fixed income investments, and in common stocks acquired upon conversion of debt securities or preferred stocks or upon exercise of warrants acquired with debt securities or otherwise and foreign government securities. The debt securities and preferred stocks in which the Fund invests may be convertible or nonconvertible. The Fund does not intend to purchase debt securities rated lower than Ba3 by Moody's or BB - by S & P (bonds which are judged to have speculative elements; their future cannot be considered as well-assured). See the discussion of the Principal High Yield Fund for information concerning risks associated with below investment grade bonds.


     During the year ended December 31, 1996, the percentage of the Fund's portfolio securities invested in the various ratings established by Moody's based upon the weighted average ratings of the portfolio, was as follows:

      Moody's Rating                           Portfolio Percentage
           Aaa                                          .18%
           Aa                                           .81%
           A                                          24.05%
           Baa                                        68.04%
           Ba                                          6.92%

     * The above percentages for A rated securities include .57% unrated securities which have been determined by the Manager to be of comparable quality.


     Cash equivalents in which the Fund invests include corporate commercial paper rated A-1+, A-1 or A-2 by Standard & Poor's or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by Standard & Poor's and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Fund to have investment quality. Under unusual market or economic conditions, the Fund may for temporary defense purposes invest up to 100% of its assets in cash or cash equivalents.

Principal High Yield Fund

     Principal High Yield Fund's primary investment objective is high current income. Capital growth is a secondary objective when consistent with the objective of high current income. This Fund is designed for investors willing to assume additional risk in return for above average income.

     In seeking to attain the Fund's objective of high current income, the Fund invests primarily in high yielding, lower or non-rated (high risk) fixed-income securities, commonly known as "junk bonds," constituting a diversified portfolio which the Fund Manager believes does not involve undue risk to income or principal. Normally, at least 80% of the Fund's assets will be invested in debt securities, convertible securities (both debt and preferred stock) or preferred stocks that are consistent with its primary investment objective of high current income. The Fund's remaining assets may be held in cash or cash equivalents, or invested in common stocks and other equity securities when these types of investments are consistent with the objective of high current income.

     The Fund seeks to invest its assets in securities rated Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Corporation ("S&P") or in unrated securities which the Fund's Manager believes are of comparable quality. These securities are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and to repay principal in accordance with the terms of the obligation. The Fund will not invest in securities rated Caa or lower by Moody's and CCC or lower by S&P.

     The rating services' descriptions of securities rating categories in which the Fund may normally invest are as follows:

     Moody's Investors Service, Inc. Bond Ratings - Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B:
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the high end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Corporation Bond Ratings - BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The higher-yielding, lower-rated securities in which the High Yield Fund invests present special risks to investors. The market value of lower-rated securities may be more volatile than that of higher-rated securities and generally tends to reflect the market's perception of the creditworthiness of the issuer and short-term market developments to a greater extent than more highly rated securities, which reflect primarily fluctuations in general levels of interest rates. Periods of economic uncertainty and change can be expected to result in increased volatility in the market value of lower-rated securities. Further, such securities may be subject to greater risks of loss of income and principal, particularly in the event of adverse economic changes or increased interest rates, because their issuers generally are not as financially secure or as creditworthy as issuers of higher-rated securities. Additionally, to the extent that there is not a national market system for secondary trading of lower-rated securities, there may be a low volume of trading in such securities which may make it more difficult to value or sell those securities than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

     Investors should recognize that the market for higher yielding, lower-rated securities is a relatively recent development that has not been tested by an economic recession. An economic downturn may severely disrupt the market for such securities and cause financial stress to the issuers which may adversely affect the value of the securities held by the High Yield Fund and the ability of the issuers of the securities held by it to pay principal and interest. A default by an issuer may result in the Fund incurring additional expenses to seek recovery of the amounts due it.

     Some of the securities in which the Fund invests contain call provisions. If the issuer of such a security exercises a call provision in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Further, a higher-yielding security's value will decrease in a rising interest rate market, which will be reflected in the Fund's net asset value per share.

     Congress recently enacted legislation requiring federally-insured savings and loan associations to divest themselves of investments in high yield securities. This legislation might increase the supply of securities available for purchase in the secondary market and, potentially, lower the value of the securities held by the Fund.

     Investors should carefully consider their ability to assume the risks of investing in lower-rated securities before making an investment in the High Yield Fund and should be prepared to maintain their investment during periods of adverse market conditions.
Investors should not rely on the Fund for their short-term financial needs.


     The Fund seeks to minimize the risks of investing in lower-rated securities through diversification, investment analysis and attention to current developments in interest rates and economic conditions. Because the Fund invests primarily in securities in the lower rating categories, the achievement of the Fund's goals is more dependent on the Manager's ability than would be the case if the Fund were investing in securities in the higher rating categories. Although the Fund's Manager considers security ratings when making investment decisions, it performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. There are risks in applying credit ratings as a method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities, and credit rating agencies may fail to make timely changes in credit ratings to reflect subsequent events. The Manager's analysis includes traditional security analysis considerations such as the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. In addition, the Manager analyzes general business conditions and other factors such as anticipated changes in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. The Manager continuously monitors the issuers of portfolio securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments and to assure the securities' liquidity so the Fund can meet redemption requests. During the year ended December 31, 1996 the percentage of the Fund's portfolio securities invested in the various ratings established by Moody's, based upon the weighted average ratings of the portfolio, was as follows:

     Moody's Rating                           Portfolio Percentage
          Baa                                         2.63%
          Ba                                         38.86%
          B                                          56.47%
          C                                           2.04%

     The above percentages for B and Ba rated securities include 2.72% and -1.13%, respectively, unrated securities which have been determined by the Manager to be of comparable quality.


     There may be times when, in the Manager's judgment, unusual market or economic conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times the Manager may employ alternative strategies, primarily seeking to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may temporarily invest in money-market instruments of all types, higher-rated fixed-income securities or any other fixed-income securities that the Fund considers consistent with such strategy. The yield to maturity on these securities would generally be lower than the yield to maturity on lower-rated fixed-income securities. It is impossible to predict when, or for how long, such alternative strategies will be utilized.

     The Fund's Manager buys and sells securities for the Fund principally in response to its evaluation of an issuer's continuing ability to meet its obligations, the availability of better investment opportunities, and its assessment of changes in business conditions and interest rates. From time to time, consistent with its investment objectives, the Fund may sell securities that have appreciated in value because of declines in interest rates. It may also trade securities for the purpose of seeking short-term profits. Securities may be sold in anticipation of a market decline or bought in anticipation of a market rise. They may also be traded for securities of comparable quality and maturity to take advantage of perceived short-term disparities in market values or yields.

MONEY MARKET FUND

     The Principal Funds also include a Fund which invests primarily in short-term securities, Principal Money Market Fund. Securities in which the Money Market Fund will invest may not yield as high a level of current income as securities of low quality and longer maturities which generally have less liquidity, greater market risk and more fluctuation.

     The Money Market Fund will limit its portfolio investments to United States dollar denominated instruments that its board of directors determines present minimal credit risks and which are at the time of acquisition "Eligible Securities" as that term is defined in regulations issued under the Investment Company Act of 1940. Eligible Securities include:

     (1) A security with the remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated in respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations; or

     (2) A security at the time of issuance was a long-term security that has a remaining maturity of 397 calendar days or less, and whose issuer has received from a nationally recognized statistical rating organization a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations; or

     (3) An unrated security that is of comparable quality to a security meeting the requirements of (1) or (2) above, as determined by the board of directors.

     The Fund will not invest more than 5% of its total assets in the following securities:

     (1) Securities which, when acquired by the Fund (either initially or upon any subsequent rollover), are rated below the highest rating category for short-term debt obligations;

     (2) Securities which, at the time of issuance were long-term securities but when acquired by the Fund have a remaining maturity of 397 calendar days or less, if the issuer of such securities is rated, with respect to a class of comparable short-term debt obligations, below the highest rating category for short-term obligations;

     (3) Securities which are unrated but are determined by the Fund's board of directors to be of comparable quality to securities rated below the highest rating category for short-term debt obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less.

     The objective of Principal Money Market Fund is to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing its assets in a portfolio of money market instruments. These money market instruments are U.S. Government Securities, U.S. Government Agency Securities, Bank Obligations, Commercial Paper, Short-term Corporate Debt and Repurchase Agreements, which are described briefly below and in more detail in the Statement of Additional Information.

     U.S. Government Securities are securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

     U.S. Government Agency Securities are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whether supported by the full faith and credit of the U.S. Treasury or only by the credit of a particular agency or instrumentality.

     Bank Obligations consist of certificates of deposit which are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return and bankers acceptances which are time drafts drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

     Commercial Paper is short-term promissory notes issued by corporations primarily to finance short-term credit needs.

     Short-term Corporate Debt consists of notes, bonds or debentures which at the time of purchase have one year or less remaining to maturity.

     Repurchase Agreements are transactions under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. Generally, Repurchase Agreements are of short duration, usually less than a week but on occasion for longer periods.

     The Fund intends to hold its investments until maturity, but may on occasion trade securities to take advantage of market variations. Also, revised valuations of an issuer or redemptions may result in sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Fund's right to borrow to facilitate redemptions may reduce the need for such sales. It is the Fund's policy to be as fully invested as reasonably practical at all times to maximize current income.

     Since portfolio assets will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since the Fund expects to usually transact purchases and sales of portfolio securities with issuers or dealers on a net basis, it is not anticipated that the Fund will pay any significant brokerage commissions. The Fund is free to dispose of portfolio securities at any time, when changes in circumstances or conditions make such a move desirable in light of the investment objective.

     A shareholder's rate of return will vary with the general interest rate levels applicable to the money market instruments in which the Fund invests. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Fund's operating expenses.

CERTAIN INVESTMENT POLICIES AND RESTRICTIONS

     Following is a discussion of certain investment practices that the Funds may use in an effort to achieve their respective investment objectives.

Diversification

     Each Fund is subject to the diversification requirements of Section 817(h) of the Internal Revenue Code (the "Code") which must be met at the end of each quarter of the year (or within 30 days thereafter). Regulations issued by the Secretary of the Treasury have the effect of requiring each Fund to invest no more than 55% of its total assets in securities of any one issuer, no more than 70% in the securities of any two issuers, no more than 80% in the securities of any three issuers, and no more than 90% in the securities of any four issuers. For this purpose, the United States Treasury and each U.S. Government agency and instrumentality is considered to be a separate issuer. Thus, the Government Securities Fund intends to invest in U.S. Treasury securities and in securities issued by at least four U.S. Government agencies or instrumentalities in the amounts necessary to meet those diversification requirements at the end of each quarter of the year (or within thirty days thereafter).

     In the event any of the Funds do not meet the diversification requirements of Section 817(h) of the Code, the contracts funded by shares of the Funds will not be treated as annuities or life insurance for Federal income tax purposes and the owners of the Funds will be subject to taxation on their share of the dividends and distributions paid by the Funds.

Foreign Securities

     Each of the following Principal Funds has adopted investment restrictions that limit its investments in foreign securities to the indicated percentage of its assets: Bond, Capital Accumulation and High Yield - 20%; Balanced Fund and Emerging Growth - 10%. Investment in foreign securities presents certain risks including those resulting from fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, transactions in foreign securities may be subject to higher costs, and the time for settlement of transactions in foreign securities may be longer than the settlement period for domestic issuers. A Fund's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Repurchase Agreements

     Each of the Funds, except the Capital Accumulation, may enter into repurchase agreements with, and each of the Funds, except the Capital Accumulation and Money Market Funds, may lend its portfolio securities to, unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligations, and the Fund is delayed or prevented from recovering on the collateral. See the Funds' Statement of Additional Information for further information regarding the credit risks associated with repurchase agreements and the standards adopted by each Fund's Board of Directors to deal with those risks. None of the Funds intend either (i) to enter into repurchase agreements that mature in more than seven days if any such investment, together with any other illiquid securities held by the Fund, would amount to more than 10% of its total assets or (ii) to loan securities in excess of 30% of its total assets.

Forward Commitments

     From time to time, each of the Funds may enter into forward commitment agreements which call for the Fund to purchase or sell a security on a future date and at a price fixed at the time the Fund enters into the agreement. Each of these Funds may also acquire rights to sell its investments to other parties, either on demand or at specific intervals.

Warrants

     Each of the Funds, except the Money Market Fund, may invest in warrants up to 5% of its assets, of which not more than 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

Borrowing

     As a matter of  fundamental  policy,  each Fund may  borrow  money only for temporary or emergency purposes. The Balanced Fund, Bond Fund, Capital Accumulation Fund, High Yield Fund and Money Market Fund may borrow only from banks. Further, each may borrow only in an amount not exceeding 5% of its assets, except the Capital Accumulation Fund which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets less liabilities other than such borrowings, or (ii) 10% of its assets taken at cost at the time the borrowing is made, and the Money Market Fund which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets, or (ii) 10% of the value of its net assets taken at cost at the time the borrowing is made.

Options

     The Balanced Fund, Bond Fund, Emerging Growth Fund and High Yield Fund may purchase covered spread options, which would give the Fund the right to sell a security that it owns at a fixed dollar spread or yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. These same Funds may also purchase and sell financial futures contracts, options on financial futures contracts and options on securities and securities indices, but will not invest more than 5% of their assets in the purchase of options on securities, securities indices and financial futures contracts or in initial margin and premiums on financial futures contracts and options thereon. The Funds may write options on securities and securities indices to generate additional revenue and for hedging purposes and may enter into transactions in financial futures contracts and options on those contracts for hedging purposes.

     The Statement of Additional Information includes further information concerning the Funds' investment policies and applicable investment restrictions. Each Fund's investment objective and certain investment restrictions designated as such in this Prospectus or the Statement of Additional Information are fundamental policies that may not be changed without shareholder approval. All other investment policies described in the Prospectus and the Statement of Additional Information for a Fund are not fundamental and may be changed by the Board of Directors of the Fund without shareholder approval.

MANAGER AND SUB-ADVISOR


     The Manager for the Funds is Princor Management Corporation (the "Manager"), an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the State of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Mutual Life Insurance Company. As of December 31, 1996, the Manager served as investment advisor for 26 such funds with assets totaling approximately $4.0 billion.

     The Manager has executed an agreement with Invista Capital Management, Inc. ("Invista") under which Invista has agreed to assume the obligations of the Manager to provide investment advisory services for the Balanced Fund. The Manager will reimburse Invista for the cost of providing these services. Invista, an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance company and an affiliate of the Manager, was founded in 1985 and manages investments for institutional investors, including Principal Mutual Life. Assets under management at December 31, 1996 were approximately $19.6 billion. Invista's address is 1500 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


     The Manager or Invista has assigned certain individuals the primary responsibility for the day-to-day management of each Fund's portfolio. The persons primarily responsible for the day-to-day management of each Fund are identified in the table below:

                             Primarily
         Fund            Responsible Since                                  Person Primarily Responsible
--------------------     -----------------           -----------------------------------------------------------------------------

Balanced                 April, 1993                 Judith  A.  Vogel,  CFA  (BA  degree,  Central  College). Vice President,
                                                     Invista Capital Management, Inc.

Bond                     November, 1996              Scott A. Bennett, CFA (MBA  degree, University  of  Iowa)  Assistant  Director
                                                     Investment Securities, Principal Mutual Life Insurance Company.

Capital Accumulation     November, 1969              David L. White, CFA (BBA degree, University of Iowa). Executive Vice President,
                           (Fund's inception)        Invista Capital Management, Inc.; Co-Manager since November, 1996: Catherine A.
                                                     Green, CFA, (MBA degree, Drake University). Vice President, Invista Capital
                                                     Management, Inc.

Emerging Growth          December, 1987              Michael R. Hamilton, (BMBA degree, Bellarmine College). Vice President, Invista
                           (Fund's inception)        Capital Management, Inc.

High Yield               December, 1987              James K. Hovey, CFA (MBA degree University of Iowa). Director - Investment
                           (Fund's inception)        Securities, Principal Mutual Life Insurance Company.


DUTIES PERFORMED BY THE MANAGER AND SUB-ADVISOR

     Under Maryland law, the business and affairs of each of the Funds are managed under the direction of its Board of Directors. The investment services and certain other services referred to under the heading "Cost of Manager's Services" in the Statement of Additional Information are furnished to the Funds under the terms of a Management Agreement between each of the Funds and the Manager, and for the Balanced Fund, a Sub-Advisory Agreement between the Manager and Invista. The Manager, or Invista, advises the Funds on investment policies and on the composition of the Funds' portfolios. In this connection, the Manager, or Invista, furnishes to the Board of Directors of each Fund a recommended investment program consistent with that Fund's investment objective and policies. The Manager, or Invista, is authorized, within the scope of the approved investment program, to determine which securities are to be bought or sold, and in what amounts.


     The compensation paid by each Fund to the Manager for the fiscal year ended December 31, 1996 was, on an annual basis, equal to the following percentage of average net assets:
                                                        Total
                                        Manager's     Annualized
                Fund                       Fee         Expenses
         Balanced Fund                    .60%          .63%
         Bond Fund                        .50%          .53%
         Capital Accumulation Fund        .48%          .49%
         Emerging Growth Fund             .64%          .66%
         High Yield Fund                  .60%          .70%
         Money Market Fund                .50%          .56%


     The Manager, or Invista, may purchase at its own expense statistical and other information or services from outside sources, including Principal Mutual Life Insurance Company. An Investment Service Agreement between each Fund, the Manager and Principal Mutual Life Insurance Company provides that Principal
Mutual Life Insurance Company will furnish certain personnel, services and facilities required by the Manager in connection with its performance of the Management Agreements, and that the Manager will reimburse Principal Mutual Life Insurance Company for its costs incurred in this regard. The Investment Service Agreements for the Capital Accumulation, Emerging Growth and Government Securities Funds also include as a party Invista Capital Management, Inc., an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company, and also provide that the subsidiaries of Principal Mutual Life Insurance Company will furnish the same items and be reimbursed by the Manager for their costs incurred in this regard.


     The Funds may from time to time execute transactions for portfolio securities with, and pay related brokerage commissions to, Principal Financial Securities, Inc., a broker-dealer that is an affiliate of the Distributor and Manager for each of the Funds.


     The Manager serves as investment advisor, dividend disbursing agent and, directly and through an affiliate, as transfer agent for each of the Funds sponsored by Principal Mutual Life Insurance Company.

MANAGERS' COMMENTS


     Princor Management Corporation and Invista are staffed with investment professionals who manage each individual fund. Comments by these individuals in the following paragraphs summarize in capsule form the general strategy and recent results of each fund over the past year. The accompanying charts display results for the past 10 years or the life of the fund, whichever is shorter. Average Annual Total Return figures provided for each fund in the graphs below reflect all expenses of the fund and assume all distributions are reinvested at net asset value. The figures do not reflect expenses of the variable life insurance contracts or variable annuity contracts that purchase fund shares; performance figures for the divisions of the contracts would be lower than performance figures for the funds due to the additional contract expenses. Past performance is not predictive of future performance. Returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

     The various indices included in the graphs below are unmanaged and do not reflect any commissions or fees which would be incurred by an investor purchasing the securities included in the index. Investors cannot invest directly into these or any indices.



Growth-Oriented Funds

Principal Balanced Fund
(Judith A. Vogel)

     This balanced portfolio combines stocks, bonds and cash in a relatively conservative mix which seeks to provide both capital appreciation and income to the shareholder without taking on undue risk. The asset allocation of the Fund generally approximates 60% stocks and 40% bonds. In the year ended December 31, 1996 the stock market produced exceptional results. Aided by a healthy economy, continued corporate profit growth, and a good dose of investor enthusiasm, the S&P 500 Stock Index advanced nearly 23%. Conditions in the bond market were less supportive over the year. Long-term interest rates rose 0.70% in 1996, with a lot of volatility along the way, causing the bond returns to hover between zero and 3% for the year. Demonstrating its balanced nature, the Fund produced a 13% annual return, about midway between stock and bond market results and very near the Lipper Balanced Fund Average. The bond portion of the Fund's portfolio is comprised of U.S. Government notes and bonds with an emphasis on safety of principal. The stock portion of the portfolio is concentrated in companies with stable or growing earnings that are not terribly sensitive to economic activity. After six years of economic expansion resulting in high rates of resource utilization, corporate profit growth is likely to come down, causing a scarcity of earnings growth. Companies that can continue to grow earnings will be afforded premium valuations. There is no independent market index against which to measure returns of balanced portfolios, however, we show the S&P 500 Stock Index for your information.

                         Total Returns *
                    As of December 31, 1996
         ---------------------------------------------------
                                             Since Inception
         1 Year           5 Year              Date 12/18/87
         13.13%           11.57%                12.16%


           Comparison of Change in Value of $10,000 Investment in the
            Balanced Fund, S&P 500 and Lipper Balanced Fund Average
           ----------------------------------------------------------
                            Fund                             Lipper
            Year Ended      Total          S&P 500          Mid Cap
           December 31,    Return           Index            Index
                           10,000           10,000          10,000
              1988         11,637           11,661          11,229
              1989         12,982           15,356          13,429
              1990         12,147           14,877          13,355
              1991         16,321           19,412          16,930
              1992         18,410           20,891          18,122
              1993         20,447           22,992          20,066
              1994         20,019           23,294          19,561
              1995         24,941           32,037          24,482
              1996         28,215           39,388          27,851

Note: Past performance is not predictive of future performance.

Principal Capital Accumulation Fund
(David L. White)

     The strategy with this portfolio is to hold common stocks of companies based on a valuation that is attractive when compared to the market. The analytical staff looks at companies' current valuations compared to the market, then at historical information to compare valuations to historical averages. The focus is on the fundamentals of an industry and the company to determine the current and future outlook as these potential investments. From there the portfolio is constructed to provide a diversified set of investments.

     The Fund outperformed the S&P 500 Index and Lipper Growth and Income Fund Average for 1996. The strength of the market was in much fewer stocks than in the past. The volatility between industries was much greater than the overall results. The Fund benefited from several areas of exposure. Banks and health care were the strongest areas for the Fund during the year. The focus has been away from the more cyclical areas of the economy which also helped during the year. As the economic cycle progresses, the market places more emphasis on companies with consistent earnings growth, and we have tended to overweight these areas of the market. As the market performance continues to narrow, however, it becomes increasingly difficult to select the correct areas of overperformance.

                   Total Returns *
               As of December 31, 1996
         ----------------------------------------
         1 Year          5 Year           10 Year
         23.50%          14.08%            13.08%

           Comparison of Change in Value of $10,000 Investment in the
  Capital Accumulation Fund, S&P 500 and Lipper Growth and Income Fund Average
  ----------------------------------------------------------------------------
                    Fund                 S&P 500                 Lipper
   Year Ended       Total                 Stock              Growth & Income
  December 31,      Return                Index                Fund Average
                    10,000               10,000                  10,000
     1987           10,647               10,526                  10,184
     1988           12,183               12,274                  11,814
     1989           14,155               16,163                  14,596
     1990           12,759               15,659                  13,946
     1991           17,693               20,433                  18,002
     1992           19,377               21,990                  19,618
     1993           20,888               24,201                  21,884
     1994           20,990               24,519                  21,678
     1995           27,688               33,722                  28,360
     1996           34,193               41,460                  34,253

Note: Past performance is not predictive of future performance.

Principal Emerging Growth Fund
(Michael R. Hamilton)

     The equity market was strong in 1996, but within the market there were two different trends. Large-cap stocks performed much better than small-cap stocks. The Emerging Growth Fund returned 19.13% compared with the Lipper Mid Cap Average of 17.9%. The Fund and the Lipper Average trailed the S&P 500 Index because of their emphasis on small cap stocks. While both trailed the S&P 500, this was a good year for the fund.

     The financial market continues to grapple with the paradox of strong economic growth with no apparent inflation. Productivity will be key in 1997 if inflation is to remain benign. The Fund's portfolio continues to be focused on companies that should enhance productivity of both labor and capital. Several of the technology, service and cyclical areas support this emphasis. The portfolio is also overweighted in the financial sector as bank consolidation continues.

     Continued profit growth will be important in 1997 as well. Companies with more predictable and visible earnings growth are preferred. This continues to be those that are low cost producers and have competitive barriers to entry. Selectivity in all sectors will be crucial to outperformance.

              Total Returns *
          As of December 31, 1996
---------------------------------------------------
1 Year     5 Year     Since Inception Date 12/18/87
21.11%      16.64%                 17.73%

                  Comparison of Change in Value of $10,000 Investment
                    in the Emerging Growth Fund, S&P 500 and
                          Lipper Mid Cap Fund Average
                -----------------------------------------------------
                                     Fund                      Lipper
                 Year Ended          Total       S&P 500       MID CAP
                 December 31,       Return        Index        Index
                                    10,000        10,000       10,000
                    1988            12,369        11,661       11,476
                    1989            15,070        15,356       14,586
                    1990            13,186        14,877       14,067
                    1991            20,240        19,412       21,275
                    1992            23,264        20,891       23,213
                    1993            27,750        22,992       26,625
                    1994            27,967        23,294       26,079
                    1995            36,080        32,037       34,469
                    1996            43,697        39,388       40,646

Note:  Past performance is not predictive of future performance.

Important Notes of the Growth-Oriented Funds:

Standard & Poor's 500 Stock Index: an unmanaged index of 500 widely held common stocks representing industrial, financial, utility and transportation companies listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market.


Lipper Balanced Fund Average: this average consists of mutual funds which attempt to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The one year average currently contains 272 mutual funds.

Lipper Growth & Income Fund Average: this average consists of funds which combine a growth of earnings orientation and an income requirement for level and/or rising dividends. The one year average currently contains 522 funds.

Lipper Mid Cap Fund Average: This average consists of funds which by prospectus or portfolio practice, limit their investments to companies with average market capitalizations and/or revenues between $800 million and the average market capitalization of the Wilshire 4500 Index (as captured by the Vanguard Index Extended Market Fund). The one-year average currently contains 154 funds.



Income-Oriented Funds

Principal Bond Fund
(Scott A. Bennett)

     The Principal Bond Fund's performance in 1996 lagged when compared to 1995. 1995 was a banner year, mainly because of dramatically declining interest rates. During 1996 interest rates increased throughout most of the year based on fears of increasing inflation. This hurt the Fund's relative performance as the duration target of 7 years (actual duration at 12/31/96 was 6.98 years) is longer than the average BBB rated bond fund and the BAA Lehman Corporate Index. Relative performance was also negatively impacted by the lack of a significant amount of less than investment grade bonds in the portfolio. High yield (less than investment grade) debt performed extremely well during 1996, with many of the top performing funds in the Lipper BAA universe having significant exposures to this asset class.

     Over the long-term, the Fund continues to outperform the average BBB fund. This is attributed to remaining fully invested and not trying to guess interest rates. The BBB corporate bond class continued to be an attractive asset class in 1996, outperforming all other taxable investment grade classes. Spreads continued to narrow during the year with defaults low and a large amount of funds chasing the available bonds.

                    Total Returns *
               As of December 31, 1996
--------------------------------------------------------------
1 Year              5 Year     Since Inception Date 12/18/87
  2.36%             8.20%                 9.55%

  Comparison of Change in Value of $10,000 Investment in the Bond Fund, Lehman Brothers BAA Corporate Index and Lipper Corporate Debt BBB Rated Fund Average
 -----------------------------------------------------------------------------
                       Fund              Lehman           Lipper
     Year Ended       Total                BAA              BBB
     December 31,    Return              Index              Avg
                      10,000            10,000            10,000
      1988            10,991            11,129            10,900
      1989            12,514            12,699            12,060
      1990            13,167            13,595            12,751
      1991            15,369            16,113            15,020
      1992            16,810            17,512            16,258
      1993            18,771            19,665            18,261
      1994            18,227            18,707            17,447
      1995            22,268            22,959            20,948
      1996            22,794            23,882            21,616

Note:  Past performance is not predictive of future performance.

Principal High Yield Fund
(James K. Hovey)

     While most bond investments had very low returns for 1996, high yield bonds in general and the Principal High Yield Fund included had a good year. The Fund's total return for 1996 was 13.13% which compares to 11.35% for the Lehman Brothers High Yield Index and 13.67% for the Lipper High Current Yield Fund Average. For comparison, 10 year U.S. Treasury bonds had a total return for 1996 of 0.04%. This low return was caused by increasing interest rates causing the value of Treasury bonds to fall.

     High yield bonds are somewhat insulated from interest rate movements due to their characteristic of a large risk premium or spread that can offset general interest rate movements for assets with less credit risk. In 1996, the risk premium for high yield bonds declined enough to not only offset the risk free interest rate increase, but also to allow price increases of many high yield bonds. While the annual total return performance was similar to both Lipper and Lehman, the Fund underperformed both during the first two quarters and outperformed during the third and fourth quarters of the year. Our Fund has a B+ average credit rating and has approximately the same amount of BB exposure as B exposure. This more closely resembles the Lehman index while high yield mutual funds, as reflected by the Lipper average, typically have a riskier credit profile than our Fund. This risk profile was an advantage to the Lipper average over the first two quarters as risk premium tightening was more pronounced in riskier bonds. Our Fund significantly outperformed in the fourth quarter due to excellent performance by individual securities that were upgraded or for which tender offers had been received at attractive levels. Our Fund also benefited over the course of the year by not having any credit defaults. The return performance of the Fund during 1996 is a good indicator of how high yield is a worthwhile asset class that can enhance diversification. The decline of risk premiums will make outperformance of other types of income oriented funds more difficult going forward, but also makes our conservative risk position even more appropriate.

               Total Returns *
          As of December 31, 1996
---------------------------------------------------
1 Year     5 Year     Since Inception Date 12/18/87
 13.13%    11.20%                 9.89%

  Comparison of Change in Value of $10,000 Investment in the High Yield Fund, Lehman Brothers High Yield Index and Lipper High Current Yield Fund Average

                            Fund           Lehman       Lipper
        Year Ended          Total        High Yield     Narrow
        December 31,        Return         Index        Index
                            10,000        10,000        10,000
              1988          11,492        11,524        11,298
              1989          11,735        11,620        11,239
              1990          10,831        10,506        10,059
              1991          13,788        15,346        13,876
              1992          15,798        17,764        16,352
              1993          17,743        20,803        19,500
              1994          17,854        20,593        18,753
              1995          20,725        24,549        21,844
              1996          23,446        27,335        24,830


Note:  Past performance is not predictive of future performance.

Important Notes of the Income-Oriented Funds:

Lehman Brothers, BAA Corporate Index: an unmanaged index of all publicly issued fixed rate nonconvertible, dollar-denominated, SEC-registered corporate debt rated Baa or BBB by Moody's or S&P.


Lipper Corporate Debt BBB Rated Funds Average: this average consists of mutual funds investing at least 65% of their assets in corporate and government debt issues rated by S&P or Moody's in the top four grades. The one year average currently contains 102 mutual funds.


Lehman Brothers High Yield Index: an unmanaged index of all publicly issued fixed, dollar-denominated, SEC-registered corporate debt rated Ba1 or lower with at least $100 million outstanding and one-year or more to maturity.


Lipper High Current Yield Fund Average: this average consists of mutual funds investing in high (relative) current yield fixed income securities with no quality or maturity restrictions. The mutual funds tend to invest in lower grade debt issues. The one year average currently contains 148 mutual funds.


Note: Mutual fund data from Lipper Analytical Services, Inc.

DETERMINATION OF NET ASSET VALUE OF FUND SHARES

     The net asset value of each Fund's shares is determined daily, Monday through Friday, as of the close of trading on the New York Stock Exchange, except on days on which changes in the value of the Fund's portfolio securities will not materially affect the current net asset value of the Fund's redeemable securities, on days during which a Fund receives no order for the purchase or sale of its redeemable securities and no tender of such a security for redemption, and on customary national business holidays. The net asset value per share of each Fund is determined by dividing the value of the Fund's securities plus all other assets, less all liabilities, by the number of Fund shares outstanding.

Growth-Oriented and Income-Oriented Funds

     The following valuation information applies to the Growth-Oriented and Income-Oriented Funds. Securities for which market quotations are readily available are valued using those quotations. Other securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost when it is determined by the Board that amortized cost reflects fair value. Other assets are valued at fair value as determined in good faith by the Board of Directors of the Fund.

     As previously described, some of the Funds may purchase foreign securities whose trading is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Board of Directors. To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine its net asset value, for example Saturdays and other customary national U.S.
Holidays, the Fund's net asset value could be significantly affected on days when shareholders have no access to the Fund.

Money Market Fund

     The Money Market Fund values its securities at amortized cost. For a description of this calculation procedure see the Funds' Statement of Additional Information.

PERFORMANCE CALCULATION

     From  time  to  time,  the  Funds  may  publish  advertisements  containing information (including graphs, charts, tables and examples) about the performance of one or more of the Funds. The Funds' yield and total return figures described below will vary depending upon market conditions, the composition of the Funds' portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Funds' performance figures to performance figures published for other investment vehicles. The Funds may also quote rankings, yields or returns as published by independent statistical services or publishers, and information regarding the performance of certain market indices. Any performance data quoted for the Funds represents only historical performance and is not intended to indicate future performance of the Funds. The calculation of average annual total return and yield for the Funds does not include fees and charges of the separate accounts that invest in the Funds and, therefore, does not reflect the investment performance of those separate accounts. For further information on how the Funds calculate yield and total return figures, see the Statement of Additional Information.

Average Annual Total Return

     Each Fund may advertise its respective average annual total return. Average annual total return for each Fund is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. The same assumptions are made when computing cumulative total return by dividing the ending redeemable value by the initial investment. The Funds may also quote rankings, yields or returns as published by independent statistical services or publishers, and information regarding the performance of certain market indices.

Yield and Effective Yield

     From time to time the Money Market Fund may advertise its respective yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield for the Money Market Fund will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The Fund is an open-end investment company and there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund.

INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     It is the policy of each Fund to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Funds intend to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which a Fund so qualifies it will be exempt from federal income tax upon the amounts so distributed to investors.

     Any dividends from the net investment income of the Funds (except the Money Market Fund) will normally be payable to the shareholders annually, and any net realized gains will be distributed annually. All dividends and capital gains distributions are applied to purchase additional Fund shares at net asset value as of the payment date without the imposition of any sales charge.

     Each Fund will notify shareholders of the portion of each distribution which constitutes investment income or capital gain. In view of the complexity of tax considerations, it is advisable for Eligible Purchasers considering the purchase of shares of the Funds to consult with tax advisors on the federal and state tax aspects of their investments and redemptions.

Money Market Fund

     The Money Market Fund declares dividends of all its daily net investment income on each day the Fund's net asset value per share is determined. Dividends are payable daily and are automatically reinvested in full and fractional shares of the Fund at the then current net asset value unless a shareholder requests payment in cash.

     Net investment income, for dividend purposes, consists of (1) accrued interest income plus or minus accrued discount or amortized premium; plus or minus (2) all net short-term realized gains and losses; minus (3) all accrued expenses of the Fund. Expenses of the Fund are accrued each day. Net income will be calculated immediately prior to the determination of net asset value per share of the Fund.

     Since the Fund's policy is, under normal circumstances, to hold portfolio securities to maturity and to value portfolio securities at amortized cost, it does not expect any capital gains or losses. If the Fund does experience gains, however, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason the Fund realizes net long-term capital gains, it will distribute them once every 12 months.

     Since the net income of the Fund (including realized gains and losses on the portfolio securities) is declared as a dividend each time the net income of the Fund is determined, the net asset value per share of the Fund normally remains at $1.00 immediately after each determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the account.

     Normally the Fund will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss is realized. If the net income of the Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00. If this happens, the Fund may endeavor to restore the net asset value per share to $1.00 by reducing the number of outstanding shares by redeeming proportionately from shareholders without the payment of any monetary consideration, such number of full and fractional shares as is necessary to maintain a net asset value per share of $1.00. Each shareholder will be deemed to have agreed to such a redemption in these circumstances by investing in the Fund. The Fund may seek to achieve the same objective of restoring the net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share would increase to the extent of positive net income which is not declared as a dividend, or any other method approved by the Board of Directors.

     The Board of Directors may revise the above dividend policy, or postpone the payment of dividends, if the Fund should have or anticipate any large presently unexpected expense, loss or fluctuation in net assets which in the opinion of the Board might have a significant adverse affect on shareholders.

ELIGIBLE PURCHASERS AND PURCHASE OF SHARES

     Only Eligible Purchasers may purchase shares of the Funds. Eligible Purchasers are limited to (a) separate accounts of Principal Mutual Life Insurance Company or of other insurance companies; (b) Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof; (c) trustees or other managers of any qualified profit sharing, incentive or bonus plan established by Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof for the employees of such company, subsidiary or affiliate. Such trustees or managers may purchase Fund shares only in their capacities as trustees or managers and not for their personal accounts. The Board of Directors of each Fund reserves the right to broaden or limit the designation of Eligible Purchasers.

     Principal Balanced, Principal Bond, Principal Capital Accumulation Fund, Principal Emerging Growth and Principal Money Market Fund each serve as an underlying investment medium for variable annuity contracts and variable life insurance policies that are funded in separate accounts established by Principal Mutual Life Insurance Company. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Principal Mutual Life Insurance Company nor the Funds currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, each Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws,
(2) changes in Federal income tax law, (3) changes in the investment management of the Fund, or (4) differences in voting instructions between those given by policy owners and those given by contract owners.

     Shares are purchased from Princor Financial Services Corporation, the principal underwriter for the Funds. There are no sales charges on the Funds' shares. There are no restrictions on amounts to be invested in the Funds' shares.

     Shareholder accounts for each Fund will be maintained under an open account system. Under this system, an account is automatically opened and maintained for each new investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase and the total number of shares then owned. The statement of account is treated by each Fund as evidence of ownership of Fund shares in lieu of stock certificates, and unless written request is made to the Fund, stock certificates will not be issued or delivered to investors. Certificates, which can be stolen or lost, are unnecessary except for special purposes such as collateral for a loan. Fractional interests in the Funds' shares are reflected to three decimal places in the statement of account, but any stock certificates will be issued only for full shares owned.

     If an offer to purchase shares is received by any of the Funds before the close of trading on the New York Stock Exchange, the shares will be issued at the offering price (net asset value of Fund shares) computed on that day. If an offer is received after the close of trading or on a day which is not a trading day, the shares will be issued at the offering price computed on the first succeeding day on which a price is determined. Dividends on the Money Market Fund shares will be paid on the next day following the effective date of a purchase order.

SHAREHOLDER RIGHTS

     The following information is applicable to each of the Principal Funds. Each Fund share is entitled to one vote either in person or by proxy at all shareholder meetings for that Fund. This includes the right to vote on the election of directors, selection of independent accountants and other matters submitted to meetings of shareholders. Each share has equal rights with every other share as to dividends, earnings, voting, assets and redemption. Shares are fully paid and non-assessable, and have no preemptive or conversion rights. Shares may be issued as full or fractional shares, and each fractional share has proportionately the same rights, including voting, as are provided for a full share. Shareholders of each of these Funds may remove any director with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of shareholders.

     The bylaws of each Fund provide that the Board of Directors of the Fund may increase or decrease the aggregate number of shares which the Fund has authority to issue without a shareholder vote.

     The bylaws of each Fund also provide that the Fund need not hold an annual meeting of shareholders in any year in which none of the following is required to be acted on by shareholders under the Investment Company Act of 1940: election of directors; approval of investment advisory agreement; ratification of selection of independent public accountants; and approval of distribution agreement. The Funds intend to hold shareholder meetings only when required by law and at such other times as may be deemed appropriate by their respective Boards of Directors.

     Shareholder inquiries should be directed to the applicable Fund at The Principal Financial Group, Des Moines, Iowa 50392.

     NON-CUMULATIVE VOTING: The Funds' shares have non-cumulative voting rights which means that the holders of more than 50% of the shares voting for the election of directors of a Fund can elect 100% of the directors if they choose to do so, and in such event, the holders of the remaining shares voting for the election of directors will not be able to elect any directors.

     Principal Mutual Life Insurance Company votes each Fund's shares allocated to each of its separate accounts registered under the Investment Company Act of 1940 and attributable to variable annuity contracts or variable life insurance policies participating therein in accordance with instructions received from contract or policy holders, participants and annuitants. Other shares of each Fund held by each registered separate account, including those for which no timely instructions are received, are voted in proportion to the instructions that are received with respect to contracts or policies participating in that separate account. Shares of each of the Funds held in the general account of Principal Mutual Life Insurance Company or in its unregistered separate accounts are voted in proportion to the instructions that are received with respect to contracts and policies participating in its registered and unregistered separate accounts. If Principal Mutual determines pursuant to applicable law that a Fund's shares held in one or more separate accounts or in its general account need not be voted pursuant to instructions received with respect to participating contracts or policies, it then may vote those Fund shares in its own right.

REDEMPTION OF SHARES

     Except for the third paragraph below, most of the following discussion of redemption procedures is relevant only to Eligible Purchasers other than variable annuity and variable life separate accounts of Principal Mutual Life Insurance Company, and its wholly-owned subsidiaries.

     Each Fund will redeem its shares upon request. There is no charge for redemption. If no certificates have been issued, a shareholder simply writes a letter to the appropriate Fund requesting redemption of any part or all of the shares. The letter must be signed exactly as the account is registered. If certificates have been issued, they must be properly endorsed and forwarded with the request. If payment is to be made to the registered shareholder or joint shareholders, the Fund will not require a signature guarantee as a part of a proper endorsement; otherwise the shareholder's signature must be guaranteed by either a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or by a brokerage firm. The price at which the shares are redeemed will be the net asset value per share as next computed after the request (with appropriate certificate, if any) is received by the Fund in proper and complete form. The amount received for shares upon redemption may be more or less than the cost of such shares depending upon the net asset value at the time of redemption.

     Redemption proceeds will be sent within three business days after receipt of request for redemption in proper form. However, each Fund may suspend the right of redemption during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders of the Fund. A Fund will redeem only those shares for which it has good payment. To avoid the inconvenience of such a delay, shares may be purchased with a certified check, bank cashier's check or money order. During the period prior to the time a redemption from the Money Market Fund is effective, dividends on such shares will accrue and be payable and the shareholder will be entitled to exercise all other rights of beneficial ownership.

     Restricted Transfer: Shares of each of the Funds may be transferred to an Eligible Purchaser. However, whenever any of the Funds is requested to transfer shares to other than an Eligible Purchaser, the Fund has the right at its election to purchase such shares at their net asset value next effective following the time at which the request for transfer is presented; provided, however, that the Fund must notify the transferee or transferees of such shares in writing of its election to purchase such shares within seven (7) days following the date of such request and settlement for such shares shall be made within such seven-day period.

ADDITIONAL INFORMATION

     Custodian: Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the portfolio securities and cash assets of each of the Funds. The custodian performs no managerial or policymaking functions for the Funds.

     Organization and Share Ownership: The Funds were incorporated in the state of Maryland on the following dates: Balanced Fund - November 26, 1986; Bond Fund
- November 26, 1986; Capital Accumulation Fund - May 26, 1989 (effective November 1, 1989 succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969); Emerging Growth Fund - February 20, 1987; High Yield Fund - December 2, 1986; and Money Market Fund - June 10, 1982. Principal Mutual Life Insurance Company owns 100% of each Fund's outstanding shares.

     Capitalization: The authorized capital stock of each Fund consists of 100,000,000 shares of common stock (500,000,000 for Principal Money Market Fund, Inc.), $.01 par value.

     Financial Statements: Copies of the financial statements of each Fund will be mailed to each shareholder of that Fund semi-annually. At the close of each fiscal year, each Fund's financial statements will be audited by a firm of independent auditors. The firm of Ernst & Young LLP has been appointed to audit the financial statements of each Fund for their respective present fiscal years.

     Registration Statement: This Prospectus omits some information contained in the Statement of Additional Information (also known as Part B of the Registration Statement) and Part C of the Registration Statements which the Funds have filed with the Securities and Exchange Commission. The Funds' Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of the Funds' Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning the Fund. You may obtain a copy of Part C of the Registration Statements filed with the Securities and Exchange Commission, Washington, D.C., from the Commission upon payment of the prescribed fees.

     Principal   Underwriter:   Princor  Financial  Services  Corporation,   The
Principal Financial Group, Des Moines, Iowa 50392-0200, is the principal underwriter for each of the Principal Funds.


     The Principal(R) Mutual Funds ("Principal Funds") described in this Prospectus are a family of separately incorporated, diversified, open-end management investment companies, commonly called mutual funds, which provide the following range of investment objectives:

                              Growth-Oriented Funds

PRINCIPAL Balanced Fund, Inc. seeks to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

PRINCIPAL Capital Accumulation Fund, Inc. seeks to achieve primarily long-term capital appreciation and secondary growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

PRINCIPAL  Emerging Growth Fund,  Inc. seeks to achieve capital  appreciation by
investing  primarily  in  securities  of  emerging  and  other   growth-oriented
companies.

PRINCIPAL Growth Fund, Inc. seeks growth of capital through the purchase primarily of common stocks, but the Fund may invest in other securities.

PRINCIPAL World Fund, Inc. seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

                              Income-Oriented Funds

PRINCIPAL Bond Fund, Inc. seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

PRINCIPAL Government Securities Fund, Inc. seeks a high level of current income, liquidity and safety of principal. The Fund seeks to achieve its objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). Fund shares are not guaranteed by the United States Government.

                                Money Market Fund

PRINCIPAL Money Market Fund, Inc. seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

     An investment in the Money Market fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance the Money Market Funds will be able to maintain a stable net asset value of $1.00 per share.

     This Prospectus concisely states information about the Principal Funds that an investor ought to know before investing. It should be read and retained for future reference.


     Additional information about the Funds has been filed with the Securities and Exchange Commission, including a document called Statement of Additional Information, dated May 1, 1997. The Statement of Additional Information is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained free of charge by writing or telephoning:


                             Principal Mutual Funds
                          The Principal Financial Group
                              Des Moines, IA 50392
                            Telephone 1-800-247-4123


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   The Date of this Prospectus is May 1, 1997.


                                TABLE OF CONTENTS


                                                                        Page
Summary  ..............................................................    3
Financial Highlights...................................................    5
Investment Objectives, Policies and Restrictions.......................   10
Certain Investment Policies and Restrictions...........................   16
Manager and Sub-Advisor  ..............................................   19
Duties Performed by the Manager and Sub-Advisor........................   20
Managers' Comments.....................................................   21
Determination of Net Asset Value of Fund Shares........................   25
Performance Calculation................................................   26
Income Dividends, Distributions and Tax Status.........................   27
Eligible Purchasers and Purchase of Shares.............................   28
Shareholder Rights ....................................................   28
Redemption of Shares...................................................   29
Additional Information.................................................   30


     This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of any of the Funds in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made. No dealer, salesperson, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Funds' Manager.

SUMMARY

     The following summarized information should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.

     The Principal Funds are separately incorporated, open-end diversified management investment companies.

Who may purchase shares of the Funds?

     Shares of the Funds are available only to Eligible Purchasers which are limited to: (a) separate accounts of Principal Mutual Life Insurance Company or of other insurance companies; (b) Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof; (c) trustees or other managers of any qualified profit sharing, incentive or bonus plan established by Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof for the employees of such company, subsidiary or affiliate. The Board of Directors of each Fund reserves the right to broaden or limit the designation of Eligible Purchasers.

What do the Funds offer investors?

     Professional Investment Management: Experienced securities analysts provide each Fund with professional investment management.

     Diversification: Each Fund will diversify by investing in securities issued by a number of issuers doing business in a variety of industries and/or located in different geographical regions. Diversification reduces investment risk.

     Economies of Scale: Pooling individual shareholder's investments in any of the Funds creates administrative efficiencies.

     Redeemability: Upon request each Fund will redeem its shares and promptly pay the investor the current net asset value of the shares redeemed. See "Redemption of Shares."

What are the Funds' investment objectives?

                              Growth-Oriented Funds

     The investment objective of Principal Balanced Fund, Inc. (sometimes referred to as the Balanced Fund) is to seek to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective.

     The primary investment objective of Principal Capital Accumulation Fund, Inc. (sometimes referred to as the Capital Accumulation Fund) is long-term capital appreciation and its secondary investment objective is growth of investment income. The Fund seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Fund may invest in other securities.

     The investment objective of Principal Emerging Growth Fund, Inc. (sometimes referred to as the Emerging Growth Fund) is to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

     The investment objective of Principal Growth Fund, Inc. (sometimes referred to as the Growth Fund) is growth of capital. The Fund seeks to achieve its objective through the purchase primarily of common stocks, but the Fund may invest in other securities.

     The investment objective of Principal World Fund, Inc. (sometimes referred to as the World Fund) is to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

                              Income-Oriented Funds

     The investment objective of Principal Bond Fund, Inc. (sometimes referred to as the Bond Fund) is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

     The investment  objective of Principal  Government  Securities  Fund,  Inc.
(sometimes referred to as the Government Securities Fund) is to seek a high level of current income, liquidity and safety of principal. The Fund seeks to achieve its objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). Fund shares are not guaranteed by the United States Government.

                                Money Market Fund

     The investment objective of Principal Money Market Fund, Inc. (sometimes referred to as the Money Market Fund) is to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

     There can be no assurance that the investment objectives of any of the Funds will be realized. See "Investment Objectives, Policies and Restrictions."

Who serves as Manager for the Funds?

     Princor Management Corporation, a corporation organized in 1969 by Principal Mutual Life Insurance Company, is the Manager for each of the Funds. It is also the dividend disbursing and transfer agent for the Principal Funds. In order to provide investment advisory services for the Balanced, Growth and World Funds the Manager has executed sub-advisory agreements with Invista Capital Management, Inc. ("Invista" or "Sub-Advisor"). See "Manager and Sub-Advisor."

What fees and expenses apply to ownership of shares of the Funds?

     The following table depicts fees and expenses applicable to the purchase and ownership of shares of each of the Funds.

                         ANNUAL FUND OPERATING EXPENSES
                     (As a Percentage of Average Net Assets)


                                 Management          Other       Total Operating
             Fund                    Fee           Expenses         Expenses
 Balanced Fund                       .60             .03               .63
 Bond Fund                           .50             .03               .53
 Capital Accumulation Fund           .48             .01               .49
 Emerging Growth Fund                .64             .02               .66
 Government Securities Fund          .50             .02               .52
 Growth Fund                         .50             .02               .52
 Money Market Fund                   .50             .06               .56
 World Fund                          .75             .15               .90


                                     EXAMPLE

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                             Period (in years)
                               _____________________________________________
               Fund              1            3            5            10


   Balanced Fund                $6           $20          $35           $79
   Bond Fund                    $5           $17          $30           $66
   Capital Accumulation Fund    $5           $16          $27           $62
   Emerging Growth Fund         $7           $21          $37           $82
   Government Securities Fund   $5           $17          $29           $65
   Growth Fund                  $5           $17          $29           $65
   Money Market Fund            $6           $18          $31           $70
   World Fund                   $9           $29          $50          $111


     This Example is based on the Annual Fund Operating expenses for each Fund described above. Please remember that the Example should not be considered a representation of past or future expenses and that actual expenses may be greater or less than shown.

     The purpose of the above table is to assist the investor in understanding the various expenses that an investor in the Funds will bear directly or indirectly. See "Duties Performed by the Manager and Sub-Advisor."

FINANCIAL HIGHLIGHTS


     The following financial highlights for the periods ended December 31, 1996 and prior thereto are derived from financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report has been incorporated by reference herein. The financial highlights should be read in conjunction with the financial statements, related notes, and other financial information incorporated by reference herein. Audited financial statements may be obtained by shareholders, without charge, by telephoning 1-800-451-5447.


                                                      Income from
                                                  Investment Operations                          Less Distributions
                                           ___________________________________  ____________________________________________________
                                                       Net Realized
                                                            and
                                 Net Asset              Unrealized    Total      Dividends                  Excess
                                 Value at      Net         Gain       from       from Net  Distributions Distributions
                                 Beginning Investment    (Loss) on  Investment  Investment     from          from         Total
                                 of Period   Income     Investments Operations    Income   Capital Gains Capital Gains Distributions
Principal Balanced
Fund, Inc.(a)
  Year Ended December 31,

   1996                            $13.97    $  .40      $ 1.41       $1.81       $(.40)       $(.94)       $ --         $(1.34)
   1995                             11.95       .45        2.44        2.89        (.45)        (.42)         --           (.87)
   1994                             12.77       .37        (.64)       (.27)       (.37)        (.18)         --           (.55)
   1993                             12.58       .42         .95        1.37        (.42)        (.76)         --          (1.18)
  Six Months Ended
   December 31, 1992(d)             12.93       .23         .75         .98         (.47)       (.86)         --          (1.33)
  Year Ended June 30,
   1992                             11.33       .47        1.61        2.08        (.48)        --            --           (.48)
   1991                             10.79       .54         .59        1.13        (.57)        (.02)         --           (.59)
   1990                             11.89       .60        (.48)        .12        (.63)        (.59)         --          (1.22)
   1989                             11.75       .62         .30         .92        (.55)        (.23)         --           (.78)
  Period Ended June 30,
   1988(e)                          10.00       .27        1.51        1.78        (.03)        --            --           (.03)

Principal Bond Fund, Inc.
  Year Ended December 31,
   1996                             11.73       .68        (.40)        .28        (.68)        --            --           (.68)
   1995                             10.12       .62        1.62        2.24        (.63)        --            --           (.63)
   1994                             11.16       .72       (1.04)       (.32)       (.72)        --            --           (.72)
   1993                             10.77       .88         .38        1.26        (.87)        --            --           (.87)
  Six Months Ended
   December 31, 1992(d)             11.08       .45         .13         .58        (.89)        --            --           (.89)
  Year Ended June 30,
   1992                             10.64       .91         .46        1.37        (.93)        --            --           (.93)
   1991                             10.72       .94        (.06)        .88        (.96)        --            --           (.96)
   1990                             10.92       .95        (.21)        .74        (.94)        --            --           (.94)
   1989                             10.68      1.15         .17        1.32        (.96)        (.12)         --          (1.08)
  Period Ended June 30,
   1988(e)                          10.00       .32         .40         .72        (.04)        --            --           (.04)

Principal Capital
Accumulation Fund, Inc.
  Year Ended December 31,
   1996                             27.80       .57        5.82        6.39        (.58)       (3.77)         --          (4.35)
   1995                             23.44       .60        6.69        7.29        (.60)       (2.33)         --          (2.93)
   1994                             24.61       .62        (.49)        .13        (.61)        (.69)         --          (1.30)
   1993                             25.19       .61        1.32        1.93        (.60)       (1.91)         --          (2.51)
  Six Months Ended
   December 31, 1992(d)             26.03       .31        1.84        2.15        (.64)       (2.35)         --          (2.99)
  Year Ended June 30,
   1992                             23.35       .65        2.70        3.35        (.67)        --            --           (.67)
   1991                             22.48       .74        1.22        1.96        (.79)        (.30)         --          (1.09)
   1990                             23.63       .79         .14         .93        (.81)       (1.27)         --          (2.08)
   1989                             23.23       .77        1.32        2.09        (.68)       (1.01)         --          (1.69)
   1988                             27.51       .60       (1.50)       (.90)       (.69)       (2.69)         --          (3.38)
   1987                             25.48       .40        4.46        4.86        (.50)       (2.33)         --          (2.83)

Principal Emerging Growth
Fund, Inc. (f)
  Year Ended December 31,
   1996                             25.33       .22        5.07        5.29        (.22)        (.66)         --           (.88)
   1995                             19.97       .22        5.57        5.79        (.22)        (.21)         --           (.43)
   1994                             20.79       .14         .03         .17        (.14)        (.85)         --           (.99)
   1993                             18.91       .17        3.47        3.64        (.17)       (1.59)         --          (1.76)
  Six Months Ended
   December 31, 1992(d)             15.97       .10        3.09        3.19        (.21)        (.04)         --           (.25)
  Year Ended June 30,
   1992                             13.93       .21        2.04        2.25        (.21)         --           --           (.21)
   1991                             14.25       .20         .50         .70        (.23)        (.79)         --          (1.02)
   1990                             13.35       .24         .87        1.11        (.20)        (.01)         --           (.21)
   1989                             12.85       .16        1.35        1.51        (.11)        (.90)         --          (1.01)
  Period Ended June 30,
   1988(e)                          10.00       .05        2.83        2.88        (.03)         --           --           (.03)



                                                                            Ratios/Supplemental Data
                                                            ______________________________________________________

                                                                                             Ratio of Net
                                    Net Asset                                 Ratio of     Investment
                                    Value at                Net Assets at   Expenses to     Income to    Portfolio     Average
                                      End of      Total     End of Period      Average       Average     Turnover    Commission
                                     Period      Return    (in thousands)    Net Assets    Net Assets      Rate         Rate
Principal Balanced
Fund, Inc.(a)
  Year Ended December 31,

   1996                              $14.44       13.13%     $  93,158         .63%           3.45%        22.6%       $.0417
   1995                               13.97       24.58%        45,403         .66%           4.12%        25.7%         N/A
   1994                               11.95       (2.09)%       25,043         .69%           3.42%        31.5%         N/A
   1993                               12.77       11.06%        21,399         .69%           3.30%        15.8%         N/A
  Six Months Ended
   December 31, 1992(d)               12.58        8.00%(b)     18,842         .73%(c)        3.71%(c)     38.4%(c)      N/A
  Year Ended June 30,
   1992                               12.93       18.78%        17,344         .72%           3.80%        26.6%         N/A
   1991                               11.33       11.36%        14,555         .73%           5.27%        27.1%         N/A
   1990                               10.79         .87%        13,016         .74%           5.52%        33.1%         N/A
   1989                               11.89        8.55%        12,751         .74%           5.55%        29.3%         N/A
  Period Ended June 30,
   1988(e)                            11.75       17.70%(b)     11,469         .80%(c)        4.96%(c)     41.7%(c)      N/A

Principal Bond Fund, Inc.
  Year Ended December 31,
   1996                               11.33        2.36%        63,387         .53%           7.00%         1.7%         N/A
   1995                               11.73       22.17%        35,878         .56%           7.28%         5.9%         N/A
   1994                               10.12       (2.90)%       17,108         .58%           7.86%        18.2%         N/A
   1993                               11.16       11.67%        14,387         .59%           7.57%        14.0%         N/A
  Six Months Ended
   December 31, 1992(d)               10.77        5.33%(b)     12,790         .62%(c)        8.10%(c)      6.7%(c)      N/A
  Year Ended June 30,
   1992                               11.08       13.57%        12,024         .62%           8.47%         6.1%         N/A
   1991                               10.64        8.94%        10,552         .63%           9.17%         2.7%         N/A
   1990                               10.72        7.15%         9,658         .64%           9.09%         0.0%         N/A
   1989                               10.92       13.51%         9,007         .64%           9.18%        12.2%         N/A
  Period Ended June 30,
   1988(e)                            10.68        6.06%(b)     17,598         .58%(c)        8.11%(c)     68.8%(c)      N/A

Principal Capital
Accumulation Fund, Inc.
  Year Ended December 31,
   1996                               29.84       23.50%       205,019         .49%           2.06%        48.5%        .0426
   1995                               27.80       31.91%       135,640         .51%           2.25%        49.2%         N/A
   1994                               23.44         .49%       120,572         .51%           2.36%        44.5%         N/A
   1993                               24.61        7.79%       128,515         .51%           2.49%        25.8%         N/A
  Six Months Ended
   December 31, 1992(d)               25.19        8.81%(b)    105,355         .55%(c)        2.56%(c)     39.7%(c)      N/A
  Year Ended June 30,
   1992                               26.03       14.53%        94,596         .54%           2.65%        34.8%         N/A
   1991                               23.35        9.46%        76,537         .53%           3.53%        14.0%         N/A
   1990                               22.48        3.94%        74,008         .56%           3.56%        30.2%         N/A
   1989                               23.63       10.02%        68,132         .57%           3.53%        23.5%         N/A
   1988                               23.23       (2.67)%       62,696         .60%           2.76%        26.7%         N/A
   1987                               27.51       22.17%        57,478         .63%           1.99%        16.1%         N/A

Principal Emerging Growth
Fund, Inc. (f)
  Year Ended December 31,
   1996                               29.74       21.11%       137,161         .66%           1.07%         8.8%        .0379
   1995                               25.33       29.01%        58,520         .70%           1.23%        13.1%         N/A
   1994                               19.97         .78%        23,912         .74%           1.15%        12.0%         N/A
   1993                               20.79       19.28%        12,188         .78%            .89%        22.4%         N/A
  Six Months Ended
   December 31, 1992(d)               18.91       20.12%(b)      9,693         .81%(c)        1.24%(c)      8.6%(c)      N/A
  Year Ended June 30,
   1992                               15.97       16.19%         7,829         .82%           1.33%        10.1%         N/A
   1991                               13.93        5.72%         6,579         .89%           1.70%        11.1%         N/A
   1990                               14.25        8.32%         6,067         .88%           1.74%        17.9%         N/A
   1989                               13.35       13.08%         5,509         .90%           1.31%        21.4%         N/A
  Period Ended June 30,
   1988(e)                            12.85       28.72%(b)      4,857         .94%(c)         .64%(c)      4.6%(c)      N/A


Notes to financial highlights

(a) Effective May 1, 1994, the name of Principal Managed Fund, Inc. was changed to Principal Balanced Fund, Inc.

(b)  Total return amounts have not been annualized.

(c)  Computed on an annualized basis.

(d) Effective July 1, 1992 the fund changed its fiscal year end from June 30 to December 31.

(e) Period from December 18, 1987, date shares first offered to eligible purchasers, through June 30, 1988. Net investment income aggregating $.01 per share for the period from the initial purchase of shares on December 10, 1987 through December 17, 1987 was recognized, all of which was distributed to the Fund's sole stockholder, Principal Mutual Life Insurance Company. This represented activity of the fund prior to the initial offering of shares to eligible purchasers.

(f) Effective May 1, 1992, the name of Principal Aggressive Growth Fund, Inc. was changed to Principal Emerging Growth Fund, Inc.

                                                      Income from
                                                  Investment Operations                          Less Distributions
                                           ___________________________________  ____________________________________________________
                                                       Net Realized
                                                            and
                                 Net Asset              Unrealized    Total      Dividends                  Excess
                                 Value at      Net         Gain       from       from Net  Distributions Distributions
                                 Beginning Investment    (Loss) on  Investment  Investment     from          from         Total
                                 of Period   Income     Investments Operations    Income   Capital Gains Capital Gains Distributions
Principal Government
Securities Fund, Inc.
  Year Ended December 31,

   1996                            $10.55      $.59    $  (.24)     $  .35        $(.59)       $ --         $  --       $  (.59)
   1995                              9.38       .60       1.18        1.78         (.61)         --            --          (.61)
   1994                             10.61       .76      (1.24)       (.48)        (.75)         --            --          (.75)
   1993                             10.28       .71        .33        1.04         (.71)         --            --          (.71)
  Six Months Ended
   December 31, 1992(a)             10.93       .40        .04         .44         (.78)         --           (.31)       (1.09)
  Year Ended June 30,
   1992                             10.24       .80        .71        1.51         (.81)         --           (.01)        (.82)
   1991                             10.05       .80        .24        1.04         (.81)         --           (.04)        (.85)
   1990                             10.05       .78         --         .78         (.78)         --            --          (.78)
   1989                              9.37       .80        .34        1.14         (.46)         --            --          (.46)
   1988                              9.47       .78       (.09)        .69         (.79)         --            --          (.79)
  Period Ended June 30,
   1987(d)                          10.00       .18       (.59)       (.41)        (.12)         --            --          (.12)

Principal Growth Fund, Inc.
  Year Ended December 31,
   1996                             12.43       .16       1.39        1.55         (.16)        (.03)          --          (.19)
   1995                             10.10       .17       2.42        2.59         (.17)         --           (.09)        (.26)
  Period Ended December 31,
   1994(e)                           9.60       .07        .51         .58         (.08)         --            --          (.08)

Principal Money Market
Fund, Inc.
  Year Ended December 31,
   1996                              1.000      .049        --         .049        (.049)        --            --          (.049)
   1995                              1.000      .054        --         .054        (.054)        --            --          (.054)
   1994                              1.000      .037        --         .037        (.037)        --            --          (.037)
   1993                              1.000      .027        --         .027        (.027)        --            --          (.027)
  Six Months Ended
   December 31, 1992(a)              1.000      .016        --         .016        (.016)        --            --          (.016)
  Year Ended June 30,
   1992                              1.000      .046        --         .046        (.046)        --            --          (.046)
   1991                              1.000      .070        --         .070        (.070)        --            --          (.070)
   1990                              1.000      .077        --         .077        (.077)        --            --          (.077)
   1989                              1.000      .083        --         .083        (.083)        --            --          (.083)
   1988                              1.000      .064        --         .064        (.064)        --            --          (.064)
   1987                              1.000      .057        --         .057        (.057)        --            --          (.057)

Principal World Fund, Inc.
  Year Ended December 31,
   1996                             10.72       .22       2.46        2.68         (.22)        (.16)          --          (.38)
   1995                              9.56       .19       1.16        1.35         (.18)         --           (.01)        (.19)
  Period Ended December 31,
   1994(e)                           9.94       .03       (.33)       (.30)        (.05)        (.02)         (.01)        (.08)


                                                                            Ratios/Supplemental Data
                                                            ______________________________________________________

                                                                                             Ratio of Net
                                    Net Asset                                 Ratio of     Investment
                                    Value at                Net Assets at   Expenses to     Income to    Portfolio     Average
                                      End of      Total     End of Period      Average       Average     Turnover    Commission
                                     Period      Return    (in thousands)    Net Assets    Net Assets      Rate         Rate
Principal Government
Securities Fund, Inc.
  Year Ended December 31,

   1996                              $10.31       3.35%        $85,100         .52%           6.46%         8.4%         N/A
   1995                               10.55      19.07%         50,079         .55%           6.73%         9.8%         N/A
   1994                                9.38      (4.53)%        36,121         .56%           7.05%        23.2%         N/A
   1993                               10.61      10.07%         36,659         .55%           7.07%        20.4%         N/A
  Six Months Ended
   December 31, 1992(a)               10.28       4.10%(b)      31,760         .59%(c)        7.35%(c)     34.5%(c)      N/A
  Year Ended June 30,
   1992                               10.93      15.34%         33,022         .58%           7.84%        38.9%         N/A
   1991                               10.24      10.94%         26,021         .59%           8.31%         4.2%         N/A
   1990                               10.05       8.16%         21,488         .61%           8.48%        18.7%         N/A
   1989                               10.05      12.61%         15,890         .63%           8.68%         3.7%         N/A
   1988                                9.37       7.69%         12,902         .66%           8.47%         2.7%         N/A
  Period Ended June 30,
   1987(d)                             9.47       (.94)%(b)     10,778         .64%(c)        8.50%(c)      0.2%(c)      N/A

Principal Growth Fund, Inc.
  Year Ended December 31,
   1996                               13.79      12.51%         99,612         .52%           1.61%         2.0%$       .0401
   1995                               12.43      25.62%         42,708         .58%           2.08%         6.9%         N/A
  Period Ended December 31,
   1994(e)                            10.10       5.42%(b)      13,086         .75%(c)        2.39%(c)      0.9%(c)      N/A

Principal Money Market
Fund, Inc.
  Year Ended December 31,
   1996                                1.000      5.07%         46,244         .56%           5.00%           N/A        N/A
   1995                                1.000      5.59%         32,670         .58%           5.32%           N/A        N/A
   1994                                1.000      3.76%         29,372         .60%           3.81%           N/A        N/A
   1993                                1.000      2.69%         22,753         .60%           2.64%           N/A        N/A
  Six Months Ended
   December 31, 1992(a)                1.000      1.54%(b)      27,680         .59%(c)        3.10%(c)        N/A        N/A
  Year Ended June 30,
   1992                                1.000      4.64%         25,194         .57%           4.54%           N/A        N/A
   1991                                1.000      7.20%         26,509         .56%           6.94%           N/A        N/A
   1990                                1.000      8.37%         26,588         .57%           8.05%           N/A        N/A
   1989                                1.000      8.59%         20,707         .61%           8.40%           N/A        N/A
   1988                                1.000      6.61%         14,571         .64%           6.39%           N/A        N/A
   1987                                1.000      5.78%         11,902         .65%           5.68%           N/A        N/A

Principal World Fund, Inc.
  Year Ended December 31,
   1996                               13.02      25.09%         71,682         .90%           2.28%        12.5%        .0120
   1995                               10.72      14.17%         30,566         .95%           2.26%        15.6%         N/A
  Period Ended December 31,
   1994(e)                             9.56      (3.37)%(b)     13,746        1.24%(c)        1.31%(c)     14.4%(c)      N/A


Notes to financial highlights

(a) Effective July 1, 1992 the fund changed its fiscal year end from June 30 to December 31.

(b)  Total return amounts have not been annualized.

(c)  Computed on an annualized basis.

(d) Period from April 9, 1987, date shares first offered to the public, through June 30, 1987. Net investment income, aggregating $.01 per share for the period from the initial purchase of shares on October 31, 1987 through December 17, 1987 was recognized, all of which was distributed to the Fund's sole stockholder, Principal Mutual Life Insurance Company. This represented activity of the Fund prior to the initial offering of shares to eligible purchasers.

(e) Period from May 1, 1994, date shares first offered to the public, through December 31, 1994. Net investment income, aggregating $.01 per share for Principal Growth Fund, Inc. and $.04 per share for Principal World Fund, Inc. for the period from the initial purchase of shares on March 23, 1994 through April 30, 1994, was recognized, none of which was distributed to the sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, Principal Growth Fund, Inc. and Principal World Fund, Inc. incurred unrealized losses on investments of $.41 and $.10 per share, respectively, during the initial interim period. This represented activities of each fund prior to the initial public offering of fund shares.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The investment objectives and policies of each Fund are described below. There can be no assurance that the objectives of the Funds will be realized.

GROWTH-ORIENTED FUNDS

     The  Principal  Funds  currently  include  four Funds  which  seek  capital appreciation through investments in equity securities (Principal Capital Accumulation Fund, Principal Emerging Growth Fund, Principal Growth Fund and Principal World Fund) and one Fund which seeks a total investment return including both capital appreciation and income through investments in equity and debt securities (Principal Balanced Fund). These five Funds are collectively referred to as the Growth-Oriented Funds.

     The Growth-Oriented Funds may invest in the following equity securities: common stocks; preferred stocks and debt securities that are convertible into common stock, that carry rights or warrants to purchase common stock or that carry rights to participate in earnings; rights or warrants to subscribe to or purchase any of the foregoing securities; and American Depositary Receipts based on any of the foregoing securities. The Capital Accumulation, Emerging Growth, Growth and World Funds will seek to be fully invested under normal conditions in equity securities. When, in the opinion of the Manager or Sub-Advisor, current market or economic conditions warrant, a Growth-Oriented Fund may for temporary defensive purposes place all or a portion of its assets in cash, on which the Fund would earn no income, cash equivalents, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, commercial paper master notes which are floating rate debt instruments without a fixed maturity, United States Government securities, and preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock. A Growth-Oriented Fund may also maintain reasonable amounts in cash or short-term debt securities for daily cash management purposes or pending selection of particular long-term investments.

Principal Balanced Fund

     The investment objective of Principal Balanced Fund is to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective. The term "reasonable risks" refers to investment decisions that in the judgment of the Sub-Advisor, Invista, do not present a greater than normal risk of loss in light of current or anticipated future market and economic conditions, trends in yields and interest rates, and fiscal and monetary policies.

     In seeking to achieve the investment objective, the Fund invests primarily in growth and income-oriented common stocks (including securities convertible into common stocks), corporate bonds and debentures and short-term money market instruments. The Fund may also invest in other equity securities, and in debt securities issued or guaranteed by the United States Government and its agencies or instrumentalities. The Fund seeks to generate real (inflation plus) growth during favorable investment periods and may emphasize income and capital preservation strategies during uncertain investment periods. The Sub-Advisor will seek to minimize declines in the net asset value per share. However, there is no guarantee that the Sub-Advisor will be successful in achieving this goal.

     The portions of the Fund's total assets invested in equity securities, debt securities and short-term money market instruments are not fixed, although ordinarily 40% to 70% of the Fund's portfolio will be invested in equity securities with the balance of the portfolio invested in debt securities. The investment mix will vary from time to time depending upon the judgment of the Sub-Advisor as to general market and economic conditions, trends in investment yields and interest rates and changes in fiscal or monetary policies.

     The Fund may invest in all types of common stocks and other equity investments, without regard to any objective investment criteria such as size of the issue or issuer, exchange listing or seasoning. The Fund may invest in both exchange-listed and over-the-counter securities, in small or large companies, and in well-established or unseasoned companies. Also, the Fund's investments in corporate bonds and debentures and money market instruments are not restricted by credit ratings or other objective investment criteria, except with respect to bank certificates of deposit as set forth below. Some of the fixed income securities in which the Fund may invest may be considered to include speculative characteristics and the Fund may purchase such securities that are in default but does not currently intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's or Baa by Moody's. See "Below Investment-Grade Bonds" for a discussion of the risks associated with these securities. The rating services' descriptions of BBB or Baa securities are as follows: Moody's Investors Service, Inc. Bond Ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard & Poor's Corporation Bond Ratings -- BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories. The Fund will not concentrate its investments in any industry.

     In selecting common stocks, the Sub-Advisor seeks companies which it believes have predictable earnings increases and which, based on their future growth prospects, may be currently undervalued in the market place. During periods when the Sub-Advisor determines that general economic conditions are favorable, it will generally purchase common stocks with the objective of long-term capital appreciation. From time to time, and in periods of economic uncertainty, the Sub-Advisor may purchase common stocks with the expectation of price appreciation over a relatively short period of time.

     To achieve its investment objective, the Fund may at times emphasize the generation of interest income by investing in short, medium or long-term debt securities. Investment in debt securities may also be made with a view to realizing capital appreciation when the Manager believes that declining interest rates may increase market values. The Fund may also purchase "deep discount bonds," i.e., bonds which are selling at a substantial discount from their face amount, with a view to realizing capital appreciation.

     The short-term money market investments in which the Fund may invest include the following: U.S. Treasury bills, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes which are floating rate debt instruments without a fixed maturity. The Fund will only invest in domestic bank certificates of deposit issued by banks which are members of the Federal Reserve System that have total deposits in excess of $1 billion.

     The United States government securities in which the Fund may invest include U.S. Treasury obligations and obligations of certain agencies, such as the Government National Mortgage Association, which are supported by the full faith and credit of the United States, as well as obligations of certain other Federal agencies or instrumentalities, such as the Federal National Mortgage Association, Federal Land Banks and the Federal Farm Credit Administration, which are backed only by the right of the issuer to borrow limited funds from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase such obligations or by the credit of the agency or instrumentality itself.

Principal Capital Accumulation Fund

     The primary objective of Principal Capital Accumulation Fund is long-term capital appreciation. A secondary objective is growth of investment income.

     The Fund will invest primarily in common stocks, but it may invest in other securities. In making selections for the Fund's investment portfolio, the Manager will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. In pursuit of the Fund's investment objectives, investments will be made in securities which as a group appear to offer long-term prospects for capital and income growth.
Securities chosen for investment may include those of companies which the Manager believes can reasonably be expected to share in the growth of the nation's economy over the long term.

Principal Emerging Growth Fund

     The objective of Principal Emerging Growth Fund is to achieve capital appreciation. The strategy of this Fund is to invest primarily in the common stocks and securities (both debt and preferred stock) convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. In pursuing its objective of capital appreciation, the Emerging Growth Fund may invest, for any period of time, in any industry, in any kind of growth-oriented company, whether new and unseasoned or well known and established.

     There  can be, of  course,  no  assurance  that the Fund  will  attain  its objective. Investment in emerging and other growth-oriented companies may involve greater risk than investment in other companies. The securities of growth-oriented companies may be subject to more abrupt or erratic market movements, and many of them may have limited product lines, markets, financial resources or management. Because of these factors and of the length of time that may be required for full development of the growth prospects of some of the companies in which the Fund invests, the Fund believes that its shares are suitable only for persons who are prepared to experience above-average fluctuations in net asset value, to assume above-average investment risk in search of above-average return, and to consider the Fund as a long-term investment and not as a vehicle for seeking short-term profits. Moreover, since the Fund will not be seeking current income, investors should not view a purchase of Fund shares as a complete investment program.

Principal Growth Fund

     The objective of Principal Growth Fund is growth of capital. Realization of current income will be incidental to the objective of growth of capital.

     The Fund will invest primarily in common stocks, but it may invest in other equity securities. In making selections for the Fund's investment portfolio, the Sub-Advisor, Invista, will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. In pursuit of the Fund's investment objective, investments will be made in securities which as a group appear to possess potential for appreciation in market value. Common stocks chosen for investment may include those of companies which have a record of sales and earnings growth that exceeds the growth rate of corporate profits of the S&P 500 or which offer new products or new services. The policy of investing in securities which have a high potential for growth of capital can mean that the assets of the Fund may be subject to greater risk than securities which do not have such potential.

Principal World Fund

     The investment objective of Principal World Fund is to seek long-term growth of capital through investment in a portfolio of equity securities of companies domiciled in any of the nations of the world. In choosing investments in equity securities of foreign and United States corporations, the Sub-Advisor, Invista, intends to pay particular attention to long-term earnings prospects and the relationship of then-current prices to such prospects. Short-term trading is not generally intended, but occasional investments may be made for the purpose of seeking short-term or medium-term gain. The Fund expects its investment objective to be met over long periods which may include several market cycles. For a description of certain investment risks associated with foreign securities, see "Foreign Securities."

     For temporary defensive purposes, the World Fund may invest in the same kinds of securities as the other Growth-Oriented Funds whether issued by domestic or foreign corporations, governments, or governmental agencies, instrumentalities or political subdivisions and whether denominated in United States dollars or some other currency.

     The Fund intends that its investments normally will be allocated among various countries. Although there is no limitation on the percentage of assets that may be invested in any one country or denominated in any one currency, the Fund intends under normal market conditions to have at least 65% of its assets invested in securities issued by corporations of at least five countries, one of which may be the United States. Investments may be made anywhere in the world, but it is expected that primary consideration will be given to investing in the securities issued by corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia) that have developed economies. Changes in investments may be made as prospects change for particular countries, industries or companies.

     The Fund may invest in the securities of other investment companies but may not invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund's Manager will waive its management fee on the Fund's assets invested in securities of other open-end investment companies. The Fund will generally invest only in those investment companies that have investment policies requiring investment in securities comparable in quality to those in which the Fund invests.

INCOME-ORIENTED FUNDS

     The Principal Funds currently include two Funds which seek a high level of income through investments in fixed-income securities (Principal Bond Fund and Principal Government Securities Fund) collectively referred to as the "Income-Oriented Funds." An investment in either of the Income-Oriented Funds involves market risks associated with movements in interest rates. The market value of the Funds' investments will fluctuate in response to changes in interest rates and other factors. During periods of falling interest rates, the values of outstanding long-term fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities will affect the Funds' net asset values but will not affect cash income derived from the securities unless a change results from a failure of an issuer to pay interest or principal when due. Each Fund's rating limitations apply at the time of acquisition of a security, and any subsequent change in a rating by a rating service will not require elimination of a security from the Fund's portfolio. The Statement of Additional Information contains descriptions of ratings of Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Corporation ("S&P").

Principal Bond Fund

     The investment objective of Principal Bond Fund is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

     In seeking to achieve the investment objective, the Fund will predominantly invest in marketable fixed-income securities. Investments will be made generally on a long-term basis, but the Fund may make short-term investments from time to time as deemed prudent by the Manager. Longer maturities typically provide better yields but will subject the Fund to a greater possibility of substantial changes in the values of its portfolio securities as interest rates change.

     Under normal circumstances, the Fund will invest at least 65% of its assets, exclusive of cash items, in one or more of the following kinds of securities: (i) corporate debt securities and taxable municipal obligations, which at the time of purchase have an investment grade rating within the four highest grades used by Standard & Poor's Corporation (AAA, AA, A or BBB) or by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or which, if lower-rated or nonrated, are comparable in quality in the opinion of the Fund's Manager; (ii) similar Canadian corporate, Provincial and Federal Government securities payable in U.S. funds; and (iii) securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The balance of the Fund's assets may be invested in other fixed income securities, including domestic and foreign corporate debt securities or preferred stocks, in common stocks that provide returns that compare favorably with the yields on fixed income investments, and in common stocks acquired upon conversion of debt securities or preferred stocks or upon exercise of warrants acquired with debt securities or otherwise and foreign government securities. The debt securities and preferred stocks in which the Fund invests may be convertible or nonconvertible. The Fund does not intend to purchase debt securities rated lower than Ba3 by Moody's or BB - by S & P (bonds which are judged to have speculative elements; their future cannot be considered as well-assured). See "Below Investment-Grade Bonds" for a discussion of the risks associated with these securities. The rating services' descriptions of BBB or Baa securities are as follows: Moody's Investors Service, Inc. Bond Ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard & Poor's Corporation Bond Ratings -- BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.


     During the year ended December 31, 1996, the percentage of the Fund's portfolio securities invested in the various ratings established by Moody's based upon the weighted average ratings of the portfolio, was as follows:

      Moody's Rating                           Portfolio Percentage
           Aaa                                          .18%
           Aa                                           .81%
           A                                          24.05%
           Baa                                        68.04%
           Ba                                          6.92%

     The above percentages for A rated securities include .57%, unrated securities which have been determined by the Manager to be of comparable quality.


     Cash equivalents in which the Fund invests include corporate commercial paper rated A-1+, A-1 or A-2 by Standard & Poor's or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by Standard & Poor's and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Fund to have investment quality. Under unusual market or economic conditions, the Fund may for temporary defense purposes invest up to 100% of its assets in cash or cash equivalents.

Principal Government Securities Fund

     The objective of Principal Government Securities Fund is a high level of current income, liquidity and safety of principal.

     The Fund will invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities and in repurchase agreements collateralized by such obligations. Such securities include Government National Mortgage Association ("GNMA") Certificates of the modified pass-through type, Federal National Mortgage Association ("FNMA") Obligations, Federal Home Loan Mortgage Corporation ("FHLMC") Certificates and Student Loan Marketing Association ("SLMA") Certificates and other U.S. Government Securities. GNMA is a wholly-owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately-owned corporation, FHLMC, a federal corporation, and SLMA, a government sponsored stockholder-owned organization, are instrumentalities of the United States. The securities and guarantees of FNMA, FHLMC and SLMA are not backed, directly or indirectly, by the full faith and credit of the United States. Although the Secretary of the Treasury of the United States has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's or FHLMC's operations or to assist FNMA or FHLMC in any other manner. The Fund may maintain reasonable amounts of cash or short-term debt securities for daily cash management purposes or pending selection of particular long-term investments.

     Depending on market conditions, up to 55% of the assets may be invested in GNMA Certificates. GNMA is a United States Government corporation within the Department of Housing and Urban Development. GNMA Certificates are mortgage-backed securities representing an interest in a pool of mortgage loans. Such loans are made by lenders such as mortgage bankers, insurance companies, commercial banks and savings and loan associations. Then, they are either insured by the Federal Housing Administration (FHA) or they are guaranteed by the Veterans Administration (VA) or Farmers Home Administration (FmHA). The lender or other prospective issuer creates a specific pool of such mortgages, which it submits to GNMA for approval. After approval, a GNMA Certificate is typically offered by the issuer to investors through securities dealers.

     GNMA Certificates differ from bonds in that the principal is scheduled to be paid back by the borrower on a monthly basis over the life of the loan rather than returned in a lump sum at maturity. Modified pass-through GNMA certificates, which are the only kind in which the Fund intends to invest, entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of the issuer and GNMA fee of .5% prescribed by regulation), regardless of whether or not the mortgagor has made such payment. The timely payment of interest and principal is guaranteed by the full faith and credit of the United States Government.

     Although the payment of interest and principal is guaranteed, the guarantee does not extend to the value of a GNMA Certificate or the value of the shares of the Fund. The market value of a GNMA Certificate typically will fluctuate to reflect changes in prevailing interest rates. It falls when rates increase (as does the market value of other debt securities) and it rises when rates decline (but it may not rise on a comparable basis with other debt securities because of its prepayment feature), and, therefore, may be more or less than the face amount of the GNMA Certificate, which reflects the aggregate principal amount of the underlying mortgages. As a result, the net asset value of Fund shares will fluctuate as interest rates change.

     Mortgagors may pay off their mortgages at any time. Expected prepayments of the mortgages can affect the market value of the GNMA Certificate, and actual prepayments can affect the return ultimately received. Prepayments, like scheduled payments of principal, are reinvested by the Fund at prevailing interest rates which may be less than the rate on the GNMA Certificate. Prepayments are likely to increase as the interest rate for new mortgages moves lower than the rate on the GNMA Certificate. Moreover, if the GNMA Certificate had been purchased at a premium above principal because its rate exceeded prevailing rates, the premium is not guaranteed and a decline in value to par may result in a loss of the premium especially in the event of prepayment.

     To the extent deemed appropriate by the Fund's Manager, the Fund intends to purchase GNMA Certificates directly from Principal Mutual Life Insurance Company and other issuers as well as from securities dealers. The Fund will purchase directly from issuers only if it can obtain a price advantage by not paying the commission or mark-up that would be required if the Certificates were purchased from a securities dealer. The Securities and Exchange Commission has issued an order under the Investment Company Act of 1940 that permits the Fund to purchase GNMA Certificates directly from Principal Mutual Life Insurance Company subject to certain conditions.

     The FNMA and FHLMC securities in which the Fund invests are very similar to GNMA certificates as described above but are not guaranteed by the full faith and credit of the United States but rather by the agency itself. FNMA and FHLMC securities are rated Aaa by Moody's and AAA by Standard & Poor's. These ratings reflect the status of FNMA and FHLMC as federal agencies as well as the important role each plays in financing purchases of homes in the U.S.

     Student Loan Marketing Association is a government sponsored stockholder-owned organization whose goal is to provide liquidity to financial and educational institutions. SLMA provides liquidity by purchasing student loans, which are principally government guaranteed loans issued under the Federal Guaranteed Student Loan Program and the Health Education Assistance Loan Program. SLMA securities are not guaranteed by the U.S. Government but are obligations solely of the agency. SLMA senior debt issues in which the Fund invests are rated AAA by Standard & Poor's and Aaa by Moody's.

     There are other obligations issued or guaranteed by the United States Government (such as U.S. Treasury securities) or by its agencies or instrumentalities that are either supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality. Included in the latter category are Federal Home Loan Bank and Farm Credit Banks. Obligations not guaranteed by the United States Government are highly rated because they are issued by indirect branches of government. Such paper is issued as needs arise by the agency and is traded regularly in denominations similar to those in which government obligations are traded.

     The Fund will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective. Accordingly, the Fund may sell portfolio securities in anticipation of a rise in interest rates and purchase securities for inclusion in its portfolio in anticipation of a decline in interest rates.

     As a hedge against changes in interest rates, the Fund may enter into contracts with dealers in GNMA Certificates whereby the Fund agrees to purchase or sell an agreed-upon principal amount of GNMA Certificates at a specified price on a certain date. The Fund may enter into similar purchase agreements with issuers of GNMA Certificates other than Principal Mutual Life Insurance Company. The Fund may also purchase optional delivery standby commitments which give the Fund the right to sell particular GNMA Certificates at a specified price on a specified date. Failure of the other party to such a contract or commitment to abide by the terms thereof could result in a loss to the Fund. To the extent the Fund engages in delayed delivery transactions it will do so for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. Liability accrues to the Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. From the time the Fund becomes obligated to purchase securities on a delayed delivery basis the Fund has all the rights and risks attendant to the ownership of a security. At the time the Fund enters into a binding obligation to purchase such securities, Fund assets of a dollar amount sufficient to make payment for the securities to be purchased will be segregated. The availability of liquid assets for this purpose and the effect of asset segregation on the Fund's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly will limit the extent to which the Fund may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of the Fund's total assets that may be committed to transactions in such agreements.

MONEY MARKET FUND

     The Principal Funds also include a Fund which invests primarily in short-term securities, Principal Money Market Fund. Securities in which the Money Market Fund will invest may not yield as high a level of current income as securities of low quality and longer maturities which generally have less liquidity, greater market risk and more fluctuation.

     The Money Market Fund will limit its portfolio investments to United States dollar denominated instruments that its board of directors determines present minimal credit risks and which are at the time of acquisition "Eligible Securities" as that term is defined in regulations issued under the Investment Company Act of 1940. Eligible Securities include:

     (1) A security with the remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated in respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations; or

     (2) A security at the time of issuance was a long-term security that has a remaining maturity of 397 calendar days or less, and whose issuer has received from a nationally recognized statistical rating organization a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations; or

     (3) An unrated security that is of comparable quality to a security meeting the requirements of (1) or (2) above, as determined by the board of directors.

     The Fund will not invest more than 5% of its total assets in the following securities:

     (1) Securities which, when acquired by the Fund (either initially or upon any subsequent rollover), are rated below the highest rating category for short-term debt obligations;

     (2) Securities which, at the time of issuance were long-term securities but when acquired by the Fund have a remaining maturity of 397 calendar days or less, if the issuer of such securities is rated, with respect to a class of comparable short-term debt obligations, below the highest rating category for short-term obligations;

     (3) Securities which are unrated but are determined by the Fund's board of directors to be of comparable quality to securities rated below the highest rating category for short-term debt obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less.

     The objective of Principal Money Market Fund is to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing its assets in a portfolio of money market instruments. These money market instruments are U.S. Government Securities, U.S. Government Agency Securities, Bank Obligations, Commercial Paper, Short-term Corporate Debt and Repurchase Agreements, which are described briefly below and in more detail in the Statement of Additional Information.

     U.S. Government Securities are securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

     U.S. Government Agency Securities are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whether supported by the full faith and credit of the U.S. Treasury or only by the credit of a particular agency or instrumentality.

     Bank Obligations consist of certificates of deposit which are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return and bankers acceptances which are time drafts drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

     Commercial Paper is short-term promissory notes issued by corporations primarily to finance short-term credit needs.

     Short-term Corporate Debt consists of notes, bonds or debentures which at the time of purchase have one year or less remaining to maturity.

     Repurchase Agreements are transactions under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. Generally, Repurchase Agreements are of short duration, usually less than a week but on occasion for longer periods.

     The Fund intends to hold its investments until maturity, but may on occasion trade securities to take advantage of market variations. Also, revised valuations of an issuer or redemptions may result in sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Fund's right to borrow to facilitate redemptions may reduce the need for such sales. It is the Fund's policy to be as fully invested as reasonably practical at all times to maximize current income.

     Since portfolio assets will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since the Fund expects to usually transact purchases and sales of portfolio securities with issuers or dealers on a net basis, it is not anticipated that the Fund will pay any significant brokerage commissions. The Fund is free to dispose of portfolio securities at any time, when changes in circumstances or conditions make such a move desirable in light of the investment objective.

     A shareholder's rate of return will vary with the general interest rate levels applicable to the money market instruments in which the Fund invests. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Fund's operating expenses.

CERTAIN INVESTMENT POLICIES AND RESTRICTIONS

     Following is a discussion of certain investment practices that the Funds may use in an effort to achieve their respective investment objectives.

Diversification

     Each Fund is subject to the diversification requirements of Section 817(h) of the Internal Revenue Code (the "Code") which must be met at the end of each quarter of the year (or within 30 days thereafter). Regulations issued by the Secretary of the Treasury have the effect of requiring each Fund to invest no more than 55% of its total assets in securities of any one issuer, no more than 70% in the securities of any two issuers, no more than 80% in the securities of any three issuers, and no more than 90% in the securities of any four issuers. For this purpose, the United States Treasury and each U.S. Government agency and instrumentality is considered to be a separate issuer. Thus, the Government Securities Fund intends to invest in U.S. Treasury securities and in securities issued by at least four U.S. Government agencies or instrumentalities in the amounts necessary to meet those diversification requirements at the end of each quarter of the year (or within thirty days thereafter).

     In the event any of the Funds do not meet the diversification requirements of Section 817(h) of the Code, the contracts funded by shares of the Funds will not be treated as annuities or life insurance for Federal income tax purposes and the owners of the Funds will be subject to taxation on their share of the dividends and distributions paid by the Funds.

Foreign Securities

     Each of the following Principal Funds has adopted investment restrictions that limit its investments in foreign securities to the indicated percentage of its assets: World Fund - 100%; Bond and Capital Accumulation Funds - 20%; Balanced, Emerging Growth and Growth Funds - 10%. Investment in foreign securities presents certain risks including those resulting from fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, transactions in foreign securities may be subject to higher costs, and the time for settlement of transactions in foreign securities may be longer than the settlement period for domestic issuers. A Fund's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Currency Contracts

     The World Fund may enter into forward currency contracts, currency futures contracts and options thereon and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Fund will not enter into a transaction to hedge currency exposure to an extent greater in effect than the aggregate market value of the securities held or to be purchased by the Fund that are denominated or generally quoted in or currently convertible into the currency. When the Fund enters into a contract to buy or sell a foreign currency, it generally will hold an amount of that currency, liquid securities denominated in that currency or a forward contract for such securities equal to the Fund's obligation, or it will segregate liquid high grade debt obligations equal to the amount of the Fund's obligations. The use of currency contracts involves many of the same risks as transactions in futures contracts and options as well as the risk of government action through exchange controls or otherwise that would restrict the ability of the Fund to deliver or receive currency.

Repurchase Agreements and Securities Loans

     Each of the Funds, except the Capital Accumulation Fund, may enter into repurchase agreements with, and each of the Funds, except the Capital Accumulation and Money Market Funds, may lend its portfolio securities to, unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligations, and the Fund is delayed or prevented from recovering on the collateral. See the Funds' Statement of Additional Information for further information regarding the credit risks associated with repurchase agreements and the standards adopted by each Fund's Board of Directors to deal with those risks. None of the Funds intend either (i) to enter into repurchase agreements that mature in more than seven days if any such investment, together with any other illiquid securities held by the Fund, would amount to more than 10% of its total assets or (ii) to loan securities in excess of 30% of its total assets.

Forward Commitments

     From time to time, each of the Funds may enter into forward commitment agreements which call for the Fund to purchase or sell a security on a future date and at a price fixed at the time the Fund enters into the agreement. Each of the Funds may also acquire rights to sell its investments to other parties, either on demand or at specific intervals.

Warrants

     Each of the Funds, except the Money Market and Government Securities Funds, may invest in warrants up to 5% of its assets, of which not more than 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. For the World Fund, the 2% limitation also does not apply to warrants listed on the Toronto Stock Exchange or the Chicago Board Options Exchange.

Borrowing

     As a matter of  fundamental  policy,  each Fund may  borrow  money only for temporary or emergency purposes. The Balanced Fund, Bond Fund, Capital Accumulation Fund and Money Market Fund may borrow only from banks. Further, each may borrow only in an amount not exceeding 5% of its assets, except the Capital Accumulation Fund which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets less liabilities other than such borrowings, or (ii) 10% of its assets taken at cost at the time the borrowing is made, and the Money Market Fund which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets, or (ii) 10% of the value of its net assets taken at cost at the time the borrowing is made.

Options

     The Balanced Fund, Bond Fund, Emerging Growth Fund, Government Securities Fund, Growth Fund and World Fund may purchase covered spread options, which would give the Fund the right to sell a security that it owns at a fixed dollar spread or yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. These same Funds may also purchase and sell financial futures contracts, options on financial futures contracts and options on securities and securities indices, but will not invest more than 5% of their assets in the purchase of options on securities, securities indices and financial futures contracts or in initial margin and premiums on financial futures contracts and options thereon. The Funds may write options on securities and securities indices to generate additional revenue and for hedging purposes and may enter into transactions in financial futures contracts and options on those contracts for hedging purposes.

Below Investment Grade Bonds

     Below investment-grade bonds are securities rated Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Corporation ("S&P") or unrated securities which the Fund's Manager or Sub-Advisor believes are of comparable quality. These securities are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and to repay principal in accordance with the terms of the obligation. The Funds do not intend to invest in securities rated lower than Ba3 by Moody's or BB by S&P. The Bond Fund may not invest more than 35% of its assets in below investment grade securities. The Balanced Fund does not intend to invest more than 5% of its assets in such securities.

     The rating services' descriptions of below investment grade securities rating categories in which the Funds may normally invest are as follows:

     Moody's Investors Service, Inc. Bond Ratings - Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Ba in its bond rating system. The modifier 1 indicates that the security ranks in the high end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Corporation Bond Ratings - BB: Debt rated "BB" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Plus (+) or Minus (-): The "BB" rating may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Below investment-grade securities present special risks to investors. The market value of lower-rated securities may be more volatile than that of higher-rated securities and generally tends to reflect the market's perception of the creditworthiness of the issuer and short-term market developments to a greater extent than more highly rated securities, which reflect primarily fluctuations in general levels of interest rates. Periods of economic uncertainty and change can be expected to result in increased volatility in the market value of lower-rated securities. Further, such securities may be subject to greater risks of loss of income and principal, particularly in the event of adverse economic changes or increased interest rates, because their issuers generally are not as financially secure or as creditworthy as issuers of higher-rated securities. Additionally, to the extent that there is not a national market system for secondary trading of lower-rated securities, there may be a low volume of trading in such securities which may make it more difficult to value or sell those securities than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

     Investors should recognize that the market for below investment-grade securities is a relatively recent development that has not been tested by an economic recession. An economic downturn may severely disrupt the market for such securities and cause financial stress to the issuers which may adversely affect the value of the securities held by the Funds and the ability of the issuers of the securities held by the Funds to pay principal and interest. A default by an issuer may result in a Fund incurring additional expenses to seek recovery of the amounts due it.

     Some of the securities in which the Funds invest may contain call provisions. If the issuer of such a security exercises a call provision in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Further, a higher-yielding security's value will decrease in a rising interest rate market, which will be reflected in the Fund's net asset value per share.

     Congress recently enacted legislation requiring federally-insured savings and loan associations to divest themselves of investments in high yield securities. This legislation might increase the supply of securities available for purchase in the secondary market and, potentially, lower the value of the securities held by the Funds.

     The Statement of Additional Information includes further information concerning the Funds' investment policies and applicable investment restrictions. Each Fund's investment objective and certain investment restrictions designated as such in this Prospectus or the Statement of Additional Information are fundamental policies that may not be changed without shareholder approval. All other investment policies described in the Prospectus and the Statement of Additional Information for a Fund are not fundamental and may be changed by the Board of Directors of the Fund without shareholder approval.

MANAGER AND SUB-ADVISOR


     The Manager for the Funds is Princor Management Corporation (the "Manager"), an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the State of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Mutual Life Insurance Company. As of December 31, 1996, the Manager served as investment advisor for 26 such funds with assets totaling approximately $4.0 billion.

     The Manager has executed an agreement with Invista Capital Management, Inc. ("Invista") under which Invista has agreed to assume the obligations of the Manager to provide investment advisory services for the Balanced Fund, Growth Fund and World Fund. The Manager will reimburse Invista for the cost of providing these services. Invista, an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance company and an affiliate of the Manager, was founded in 1985 and manages investments for institutional investors, including Principal Mutual Life. Assets under management at December 31, 1996 were approximately $19.6 billion. Invista's address is 1500 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


     The Manager or Invista has assigned certain individuals the primary responsibility for the day-to-day management of each Fund's portfolio. The persons primarily responsible for the day-to-day management of each Fund are identified in the table below:

                             Primarily
     Fund                Responsible Since                           Person Primarily Responsible
____________________   __________________________    ____________________________________________________________________________

Balanced               April, 1993                   Judith A. Vogel, CFA (BA degree, Central College). Vice President, Invista
                                                     Capital Management, Inc.

Bond                   November, 1996                Scott A. Bennett, CFA (MBA degree, University of Iowa) Assistant Director
                                                     Investment Securities, Principal Mutual Life Insurance Company.

Capital Accumulation   November, 1969                David L. White,  CFA (BBA  degree, University of Iowa).  Executive Vice
                        (Fund's inception)           President, Invista Capital Management, Inc.; Co-Manager since November,
                                                     1996: Catherine A. Green, CFA, (MBA degree, Drake University). Vice
                                                     President,  Invista Capital Management, Inc.

Emerging Growth        December, 1987                Michael R. Hamilton, (BMBA degree, Bellarmine College). Vice President,
and Growth              (Fund's inception)           Invista Capital Management, Inc.
                        and May, 1994 (Fund's
                        inception), respectively

Government Securities  April, 1987                   Martin J. Schafer (BBA degree, University of Iowa). Vice President, Invista
                        (Fund's inception)           Capital Management, Inc.

World                  April, 1994                   Scott D. Opsal, CFA (MBA degree, University of Minnesota). Executive Vice
                                                     President, Invista Capital Management, Inc.


DUTIES PERFORMED BY THE MANAGER AND SUB-ADVISOR

     Under Maryland law, the business and affairs of each of the Funds are managed under the direction of its Board of Directors. The investment services and certain other services referred to under the heading "Cost of Manager's Services" in the Statement of Additional Information are furnished to the Funds under the terms of a Management Agreement between each of the Funds and the Manager and, for some of the Funds, a Sub-Advisory Agreement between the Manager and Invista. The Manager or Invista, advises the Funds on investment policies and on the composition of the Funds' portfolios. In this connection, the Manager, or Invista, furnishes to the Board of Directors of each Fund a recommended investment program consistent with that Fund's investment objective and policies. The Manager, or Invista, is authorized, within the scope of the approved investment program, to determine which securities are to be bought or sold, and in what amounts.

     The compensation paid by each Fund to the Manager for the fiscal year ended December 31, 1996 was, on an annual basis, equal to the following percentage of average net assets:


                                                               Total
                                          Manager's         Annualized
           Fund                              Fee             Expenses
---------------------------               ---------         ----------
 Balanced Fund                             .60%                .63%
 Bond Fund                                 .50%                .53%
 Capital Accumulation Fund                 .48%                .49%
 Emerging Growth Fund                      .64%                .66%
 Government Securities Fund                .50%                .52%
 Growth Fund                               .50%                .52%
 Money Market Fund                         .50%                .56%
 World Fund                                .75%                .90%


     The compensation being paid by the World Fund for investment management services is higher than that paid by most funds to their advisor, but it is not higher than the fees paid by many funds with similar investment objectives and policies.

     The Manager and Sub-Advisor may purchase at their own expense statistical and other information or services from outside sources, including Principal Mutual Life Insurance Company. An Investment Service Agreement between the Manager, Principal Mutual Life Insurance Company and each Fund, provides that Principal Mutual Life Insurance Company will furnish certain personnel, services and facilities required by the Manager in connection with its performance of the Management Agreements, and that the Manager will reimburse Principal Mutual Life Insurance Company for its costs incurred in this regard. The Investment Service Agreements for the Capital Accumulation, Emerging Growth and Government Securities Funds also include as a party Invista Capital Management, Inc., an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company, and also provide that the subsidiaries of Principal Mutual Life Insurance Company will furnish the same items and be reimbursed by the Manager for their costs incurred in this regard.

     The Funds may from time to time execute transactions for portfolio securities with, and pay related brokerage commissions to, Principal Financial Securities, Inc., a broker-dealer that is an affiliate of the Distributor and Manager for each of the Funds.

     The Manager serves as investment advisor, dividend disbursing agent and, directly and through an affiliate, as transfer agent for each of the Funds sponsored by Principal Mutual Life Insurance Company.

MANAGERS' COMMENTS


     Princor Management Corporation and Invista are staffed with investment professionals who manage each individual fund. Comments by these individuals in the following paragraphs summarize in capsule form the general strategy and recent results of each fund over the past year. The accompanying charts display results for the past 10 years or the life of the fund, whichever is shorter. Average Annual Total Return figures provided for each fund in the graphs below reflect all expenses of the fund and assume all distributions are reinvested at net asset value. The figures do not reflect expenses of the variable life insurance contracts or variable annuity contracts that purchase fund shares; performance figures for the divisions of the contracts would be lower than performance figures for the funds due to the additional contract expenses. Past performance is not predictive of future performance. Returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

     The various indices included in the graphs below are unmanaged and do not reflect any commissions or fees which would be incurred by an investor purchasing the securities included in the index. Investors cannot invest directly into these or any indices.



Growth-Oriented Funds

Principal Balanced Fund
(Judith A. Vogel)

     This balanced portfolio combines stocks, bonds and cash in a relatively conservative mix which seeks to provide both capital appreciation and income to the shareholder without taking on undue risk. The asset allocation of the Fund generally approximates 60% stocks and 40% bonds. In the year ended December 31, 1996 the stock market produced exceptional results. Aided by a healthy economy, continued corporate profit growth, and a good dose of investor enthusiasm, the S&P 500 Stock Index advanced nearly 23%. Conditions in the bond market were less supportive over the year. Long-term interest rates rose 0.70% in 1996, with a lot of volatility along the way, causing the bond returns to hover between zero and 3% for the year. Demonstrating its balanced nature, the Fund produced a 13% annual return, about midway between stock and bond market results and very near the Lipper Balanced Fund Average. The bond portion of the Fund's portfolio is comprised of U.S. Government notes and bonds with an emphasis on safety of principal. The stock portion of the portfolio is concentrated in companies with stable or growing earnings that are not terribly sensitive to economic activity. After six years of economic expansion resulting in high rates of resource utilization, corporate profit growth is likely to come down, causing a scarcity of earnings growth. Companies that can continue to grow earnings will be afforded premium valuations. There is no independent market index against which to measure returns of balanced portfolios, however, we show the S&P 500 Stock Index for your information.

                         Total Returns *
                    As of December 31, 1996
         ---------------------------------------------------
                                             Since Inception
         1 Year           5 Year              Date 12/18/87
         13.13%           11.57%                12.16%


           Comparison of Change in Value of $10,000 Investment in the
            Balanced Fund, S&P 500 and Lipper Balanced Fund Average
           ----------------------------------------------------------
                            Fund                             Lipper
            Year Ended      Total          S&P 500          Mid Cap
           December 31,    Return           Index            Index
                           10,000           10,000          10,000
              1988         11,637           11,661          11,229
              1989         12,982           15,356          13,429
              1990         12,147           14,877          13,355
              1991         16,321           19,412          16,930
              1992         18,410           20,891          18,122
              1993         20,447           22,992          20,066
              1994         20,019           23,294          19,561
              1995         24,941           32,037          24,482
              1996         28,215           39,388          27,851

Note: Past performance is not predictive of future performance.

Principal Capital Accumulation Fund
(David L. White and Catherine A. Green)

     The strategy with this portfolio is to hold common stocks of companies based on a valuation that is attractive when compared to the market. The analytical staff looks at companies' current valuations compared to the market, then at historical information to compare valuations to historical averages. The focus is on the fundamentals of an industry and the company to determine the current and future outlook as these potential investments. From there the portfolio is constructed to provide a diversified set of investments.

     The Fund outperformed the S&P 500 Index and Lipper Growth and Income Fund Average for 1996. The strength of the market was in much fewer stocks than in the past. The volatility between industries was much greater than the overall results. The Fund benefited from several areas of exposure. Banks and health care were the strongest areas for the Fund during the year. The focus has been away from the more cyclical areas of the economy which also helped during the year. As the economic cycle progresses, the market places more emphasis on companies with consistent earnings growth, and we have tended to overweight these areas of the market. As the market performance continues to narrow, however, it becomes increasingly difficult to select the correct areas of overperformance.

                   Total Returns *
               As of December 31, 1996
         ----------------------------------------
         1 Year          5 Year           10 Year
         23.50%          14.08%            13.08%

           Comparison of Change in Value of $10,000 Investment in the
  Capital Accumulation Fund, S&P 500 and Lipper Growth and Income Fund Average
  ----------------------------------------------------------------------------
                    Fund                 S&P 500                 Lipper
   Year Ended       Total                 Stock              Growth & Income
  December 31,      Return                Index                Fund Average
                    10,000               10,000                  10,000
     1987           10,647               10,526                  10,184
     1988           12,183               12,274                  11,814
     1989           14,155               16,163                  14,596
     1990           12,759               15,659                  13,946
     1991           17,693               20,433                  18,002
     1992           19,377               21,990                  19,618
     1993           20,888               24,201                  21,884
     1994           20,990               24,519                  21,678
     1995           27,688               33,722                  28,360
     1996           34,193               41,460                  34,253

Note: Past performance is not predictive of future performance.

Principal Emerging Growth Fund
(Michael R. Hamilton)

     The equity market was strong in 1996, but within the market there were two different trends. Large-cap stocks performed much better than small-cap stocks. The Emerging Growth Fund returned 19.13% compared with the Lipper Mid Cap Average of 17.9%. The Fund and the Lipper Average trailed the S&P 500 Index because of their emphasis on small cap stocks. While both trailed the S&P 500, this was a good year for the fund.

     The financial market continues to grapple with the paradox of strong economic growth with no apparent inflation. Productivity will be key in 1997 if inflation is to remain benign. The Fund's portfolio continues to be focused on companies that should enhance productivity of both labor and capital. Several of the technology, service and cyclical areas support this emphasis. The portfolio is also overweighted in the financial sector as bank consolidation continues.

     Continued profit growth will be important in 1997 as well. Companies with more predictable and visible earnings growth are preferred. This continues to be those that are low cost producers and have competitive barriers to entry. Selectivity in all sectors will be crucial to outperformance.

              Total Returns *
          As of December 31, 1996
---------------------------------------------------
1 Year     5 Year     Since Inception Date 12/18/87
21.11%      16.64%                 17.73%

                  Comparison of Change in Value of $10,000 Investment
                    in the Emerging Growth Fund, S&P 500 and
                          Lipper Mid Cap Fund Average
                -----------------------------------------------------
                                     Fund                      Lipper
                 Year Ended          Total       S&P 500       MID CAP
                 December 31,       Return        Index        Index
                                    10,000        10,000       10,000
                    1988            12,369        11,661       11,476
                    1989            15,070        15,356       14,586
                    1990            13,186        14,877       14,067
                    1991            20,240        19,412       21,275
                    1992            23,264        20,891       23,213
                    1993            27,750        22,992       26,625
                    1994            27,967        23,294       26,079
                    1995            36,080        32,037       34,469
                    1996            43,697        39,388       40,646

Note:  Past performance is not predictive of future performance.

Principal Growth Fund
(Michael R. Hamilton)

     The Growth Fund struggled against the market in 1996; struggle being relative as 12.23% return is respectable from a historical perspective. The S&P 500 Index last year was heavily influenced by the top 25 holdings in the Index. These are very large companies. The Fund is more diversified than the Index and therefore its results were more representative of the broader market. With the market continuing to struggle against the potential of an economic boom on one hand, versus a slowing or recession on the other, the market could be subjected to emotional swings depending on the inflation outlook.

     The Fund's portfolio still has a large focus on health care given the demographics of the United States. This was not a strong sector in 1996, particularly the managed care companies of which the portfolio has a large exposure. Also, the portfolio has large positions in technology and growth cyclicals. These companies should do well if the economy continues to move forward which is indicated by current data.

     The portfolio contains many companies that are able to compete on a world wide basis. This is important as global competition continues.

                    Total Returns *
                 As of December 31, 1996
  -------------------------------------------------------
  1 Year         Since Inception Date 5/2/94      10 Year
  12.51%                  16.12%                    --

           Comparison of Change in Value of $10,000 Investment in the
              Growth Fund, S&P 500 and Lipper Growth Fund Average
       ---------------------------------------------------------------
                              Fund                            Lipper
       Year Ended             Total         S&P 500           Growth
       December 31,          Return          Index             Index
                             10,000         10,000            10,000
       1994                  10,542         10,397            10,090
       1995                  13,243         14,299            13,197
       1996                  14,899         17,580            15,736

Note:  Past performance is not predictive of future performance.

Principal World Fund
(Scott D. Opsal)

     The Principal World Fund's 26.2% total return in 1996 was driven by broad based market rallies across Europe. Several European markets have climbed more than 20% in 1996, with Japan and Italy being the only major markets not reflecting strong gains. The Fund's investment strategy of holding stocks in smaller European economies produced outperformance as interest rate moves have been favorable this year. Long bond yields in secondary European markets fell while rates in the stronger core countries have inched up. The Fund's overexposure to the falling rate markets and underexposure to the rising rate markets was a significant positive factor producing returns that exceeded EAFE's 6.1% and the average international fund in 1996.

     The Fund also benefited from non-cyclical stockholdings in Europe. Food, drug, technology, and stable growth cyclicals have outperformed the heavier cyclical industries. The Fund's move into non-cyclical growth stocks early in the year proved timely. The Fund remains underweighted in Japan due to poor valuations and a weak economic outlook. Japan has been the worst performing major market, and the Fund's lack of exposure to this market also boosted relative returns.

     Adverse currency changes diminished the Fund's returns as measured in U.S. dollars by an estimated 2%. We believe the EAFE index has suffered a currency loss exceeding 4%, and the average manager has lost an estimated 3%. Thus, the Fund's investment strategy placed it in markets suffering relatively small foreign exchange losses thereby aiding relative return performance.

     The Principal World Fund is subject to specific risks associated with foreign currency rates, foreign taxation and foreign economies.

                      Total Returns *
                 As of December 31, 1996
     ----------------------------------------------------
     1 Year    Since Inception Date 5/2/94       10 Year
     25.09%              12.83%                    --

           Comparison of Change in Value of $10,000 Investment in the
             World Fund, EAFE and Lipper International Fund Average
          ------------------------------------------------------------
                            Fund      Morgan Stanley         Lipper
          Year Ended       Total           EAFE          International
          December 31,    Return          Index               Index
                           10,000        10,000              10,000
          1994              9,663         9,990               9,758
          1995             11,032        11,110              10,676
          1996             13,800        11,781              11,934


Note:  Past performance is not predictive of future performance.

Important Notes of the Growth-Oriented Funds:

Standard & Poor's 500 Stock Index: an unmanaged index of 500 widely held common stocks representing industrial, financial, utility and transportation companies listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter market.


Lipper Balanced Fund Average: this average consists of mutual funds which attempt to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The one year average currently contains 272 mutual funds.

Lipper Growth Fund Average: This average consists of funds which normally invest in companies whose long-term earnings are expected to growth significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. The one-year average currently contains 669 funds.

Lipper Growth & Income Fund Average: this average consists of funds which combine a growth of earnings orientation and an income requirement for level and/or rising dividends. The one year average currently contains 522 funds.

Lipper Mid Cap Fund Average: This average consists of funds which by prospectus or portfolio practice, limit their investments to companies with average market capitalizations and/or revenues between $800 million and the average market capitalization of the Wilshire 4500 Index (as captured by the Vanguard Index Extended Market Fund). The one-year average currently contains 154 funds.

Morgan Stanley EAFE (Europe, Australia and Far East) Index: This average reflects an arithmetic, market value weighted average of performance of 1,920 listed securities which are listed on the stock exchanges of the following countries: Australia, Austria, Belgium, Denmark, Netherlands, New Zealand, Norway, Singapore/Malaysia, Spain, Sweden, Switzerland, and the United Kingdom.

Lipper International Fund Average: This average consists of funds which invest in securities primarily traded in markets outside of the United States. The one-year average currently contains 331 funds.



Income-Oriented Funds

Principal Bond Fund
(Scott A. Bennett)

     The Principal Bond Fund's performance in 1996 lagged when compared to 1995. 1995 was a banner year, mainly because of dramatically declining interest rates. During 1996 interest rates increased throughout most of the year based on fears of increasing inflation. This hurt the Fund's relative performance as the duration target of 7 years (actual duration at 12/31/96 was 6.98 years) is longer than the average BBB rated bond fund and the BAA Lehman Corporate Index. Relative performance was also negatively impacted by the lack of a significant amount of less than investment grade bonds in the portfolio. High yield (less than investment grade) debt performed extremely well during 1996, with many of the top performing funds in the Lipper BAA universe having significant exposures to this asset class.

     Over the long-term, the Fund continues to outperform the average BBB fund. This is attributed to remaining fully invested and not trying to guess interest rates. The BBB corporate bond class continued to be an attractive asset class in 1996, outperforming all other taxable investment grade classes. Spreads continued to narrow during the year with defaults low and a large amount of funds chasing the available bonds.


                    Total Returns *
               As of December 31, 1996
--------------------------------------------------------------
1 Year              5 Year     Since Inception Date 12/18/87
  2.36%             8.20%                 9.55%

  Comparison of Change in Value of $10,000 Investment in the Bond Fund, Lehman Brothers BAA Corporate Index and Lipper Corporate Debt BBB Rated Fund Average
 -----------------------------------------------------------------------------
                       Fund              Lehman           Lipper
     Year Ended       Total                BAA              BBB
     December 31,    Return              Index              Avg
                      10,000            10,000            10,000
      1988            10,991            11,129            10,900
      1989            12,514            12,699            12,060
      1990            13,167            13,595            12,751
      1991            15,369            16,113            15,020
      1992            16,810            17,512            16,258
      1993            18,771            19,665            18,261
      1994            18,227            18,707            17,447
      1995            22,268            22,959            20,948
      1996            22,794            23,882            21,616

Note:  Past performance is not predictive of future performance.

Principal Government Securities Fund
(Martin J. Schafer)

     Interest rates rose in 1996, which dampened absolute fixed income returns. The Fund underperformed the Lipper U.S. Mortgage Fund Average and the Lehman MBS Index in 1996 due to its slightly longer duration. However, since the Fund's inception of 4/9/87 it has outperformed the Lipper U.S. Mortgage Fund Average and is competitive with the Lehman MBS Index.

     Results were enhanced last year through identification and selection of certain undervalued sectors of mortgage-backed securities for a portion of the portfolio. These securities have now become very popular with Wall Street and other investors, resulting in their increasing in value.

     The current portfolio is well positioned for the period ahead. It has a number of securities that are "seasoned" (e.g., original 30 year loans that have been outstanding for three years or more) and therefore valued more highly in the marketplace. There are few securities priced above par, so prepayment risk is negligible. If the future continues to be an era of economic prosperity we should continue to see strong housing markets and housing turnover that will cause prepayments on our securities to exceed market expectations. These repayments are welcomed, as the portfolio is priced at a discount and the Fund will be paid-off at par.

                    Total Returns *
                As of December 31, 1996
--------------------------------------------------
1 Year     5 Year     Since Inception Date 4/9/87
 3.35%     6.68%                8.63%

Comparison of Change in Value of $10,000 Investment in the Government Securities
   Fund, Lehman Brothers Mortgage Index and Lipper U.S. Mortgage Fund Average
--------------------------------------------------------------------------------
                               Fund        Lehman        Lipper
          Year Ended          Total       Mortgage    U.S. Mortgage
          December 31,        Return       Index          Index
                              10,000      10,000        10,000
               1987           10,099      10,204        10,104
               1988           10,939      11,094        10,858
               1989           12,645      12,808        12,224
               1990           13,852      14,183        13,370
               1991           16,200      16,410        15,348
               1992           17,308      17,551        16,285
               1993           19,051      18,751        17,499
               1994           18,188      18,450        16,769
               1995           21,656      21,549        19,491
               1996           22,381      22,702        20,245

Note:  Past performance is not predictive of future performance.

Important Notes of the Income-Oriented Funds:

Lehman Brothers, BAA Corporate Index: an unmanaged index of all publicly issued fixed rate nonconvertible, dollar-denominated, SEC-registered corporate debt rated Baa or BBB by Moody's or S&P.


Lipper Corporate Debt BBB Rated Funds Average: this average consists of mutual funds investing at least 65% of their assets in corporate and government debt issues rated by S&P or Moody's in the top four grades. The one year average currently contains 102 mutual funds.


Lehman Brothers Mortgage Index: an unmanaged index of 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).


Lipper U.S. Mortgage Fund Average: this average consists of mutual funds investing at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies. The one year average currently contains 59 mutual funds.


Note: Mutual fund data from Lipper Analytical Services, Inc.

DETERMINATION OF NET ASSET VALUE OF FUND SHARES

     The net asset value of each Fund's shares is determined daily, Monday through Friday, as of the close of trading on the New York Stock Exchange, except on days on which changes in the value of the Fund's portfolio securities will not materially affect the current net asset value of the Fund's redeemable securities, on days during which a Fund receives no order for the purchase or sale of its redeemable securities and no tender of such a security for redemption, and on customary national business holidays. The net asset value per share of each Fund is determined by dividing the value of the Fund's securities plus all other assets, less all liabilities, by the number of Fund shares outstanding.

Growth-Oriented and Income-Oriented Funds

     The following valuation information applies to the Growth-Oriented and Income-Oriented Funds. Securities for which market quotations are readily available are valued using those quotations. Other securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost when it is determined by the Board that amortized cost reflects fair value. Other assets are valued at fair value as determined in good faith by the Board of Directors of the Fund.

     As previously described, some of the Funds may purchase foreign securities whose trading is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager or Sub-Advisor under procedures established and regularly reviewed by the Board of Directors. To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine its net asset value, for example Saturdays and other customary national U.S. Holidays, the Fund's net asset value could be significantly affected on days when shareholders have no access to the Fund.

Money Market Fund

     The Money Market Fund values its securities at amortized cost. For a description of this calculation procedure see the Funds' Statement of Additional Information.

PERFORMANCE CALCULATION

     From  time  to  time,  the  Funds  may  publish  advertisements  containing information (including graphs, charts, tables and examples) about the performance of one or more of the Funds. The Funds' yield and total return figures described below will vary depending upon market conditions, the composition of the Funds' portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Funds' performance figures to performance figures published for other investment vehicles. The Funds may also quote rankings, yields or returns as published by independent statistical services or publishers, and information regarding the performance of certain market indices. Any performance data quoted for the Funds represents only historical performance and is not intended to indicate future performance of the Funds. The calculation of average annual total return and yield for the Funds does not include fees and charges of the separate accounts that invest in the Funds and, therefore, does not reflect the investment performance of those separate accounts. For further information on how the Funds calculate yield and total return figures, see the Statement of Additional Information.

Average Annual Total Return

     Each Fund may advertise its respective average annual total return. Average annual total return for each Fund is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. The same assumptions are made when computing cumulative total return by dividing the ending redeemable value by the initial investment. The Funds may also quote rankings, yields or returns as published by independent statistical services or publishers, and information regarding the performance of certain market indices.

Yield and Effective Yield

     From time to time the Money Market Fund may advertise its respective yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield for the Money Market Fund will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The Fund is an open-end investment company and there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund.

INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     It is the policy of each Fund to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Funds intend to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which a Fund so qualifies it will be exempt from federal income tax upon the amounts so distributed to investors.

     Any dividends from the net investment income of the Funds (except the Money Market Fund) will normally be payable to the shareholders annually, and any net realized gains will be distributed annually. All dividends and capital gains distributions are applied to purchase additional Fund shares at net asset value as of the payment date without the imposition of any sales charge.

     Each Fund will notify shareholders of the portion of each distribution which constitutes investment income or capital gain. In view of the complexity of tax considerations, it is advisable for Eligible Purchasers considering the purchase of shares of the Funds to consult with tax advisors on the federal and state tax aspects of their investments and redemptions.

Money Market Fund

     The Money Market Fund declares dividends of all its daily net investment income on each day the Fund's net asset value per share is determined. Dividends are payable daily and are automatically reinvested in full and fractional shares of the Fund at the then current net asset value unless a shareholder requests payment in cash.

     Net investment income, for dividend purposes, consists of (1) accrued interest income plus or minus accrued discount or amortized premium; plus or minus (2) all net short-term realized gains and losses; minus (3) all accrued expenses of the Fund. Expenses of the Fund are accrued each day. Net income will be calculated immediately prior to the determination of net asset value per share of the Fund.

     Since the Fund's policy is, under normal circumstances, to hold portfolio securities to maturity and to value portfolio securities at amortized cost, it does not expect any capital gains or losses. If the Fund does experience gains, however, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason the Fund realizes net long-term capital gains, it will distribute them once every 12 months.

     Since the net income of the Fund (including realized gains and losses on the portfolio securities) is declared as a dividend each time the net income of the Fund is determined, the net asset value per share of the Fund normally remains at $1.00 immediately after each determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the account.

     Normally the Fund will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss is realized. If the net income of the Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00. If this happens, the Fund may endeavor to restore the net asset value per share to $1.00 by reducing the number of outstanding shares by redeeming proportionately from shareholders without the payment of any monetary consideration, such number of full and fractional shares as is necessary to maintain a net asset value per share of $1.00. Each shareholder will be deemed to have agreed to such a redemption in these circumstances by investing in the Fund. The Fund may seek to achieve the same objective of restoring the net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share would increase to the extent of positive net income which is not declared as a dividend, or any other method approved by the Board of Directors.

     The Board of Directors may revise the above dividend policy, or postpone the payment of dividends, if the Fund should have or anticipate any large presently unexpected expense, loss or fluctuation in net assets which in the opinion of the Board might have a significant adverse affect on shareholders.

ELIGIBLE PURCHASERS AND PURCHASE OF SHARES

     Only Eligible Purchasers may purchase shares of the Funds. Eligible Purchasers are limited to (a) separate accounts of Principal Mutual Life Insurance Company or of other insurance companies; (b) Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof; (c) trustees or other managers of any qualified profit sharing, incentive or bonus plan established by Principal Mutual Life Insurance Company or any subsidiary or affiliate thereof for the employees of such company, subsidiary or affiliate. Such trustees or managers may purchase Fund shares only in their capacities as trustees or managers and not for their personal accounts. The Board of Directors of each Fund reserves the right to broaden or limit the designation of Eligible Purchasers.

     Principal Balanced, Principal Bond, Principal Capital Accumulation Fund, Principal Emerging Growth and Principal Money Market Fund each serve as an underlying investment medium for variable annuity contracts and variable life insurance policies that are funded in separate accounts established by Principal Mutual Life Insurance Company. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Principal Mutual Life Insurance Company nor the Funds currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, each Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws,
(2) changes in Federal income tax law, (3) changes in the investment management of the Fund, or (4) differences in voting instructions between those given by policy owners and those given by contract owners.

     Shares are purchased from Princor Financial Services Corporation, the principal underwriter for the Funds. There are no sales charges on the Funds' shares. There are no restrictions on amounts to be invested in the Funds' shares.

     Shareholder accounts for each Fund will be maintained under an open account system. Under this system, an account is automatically opened and maintained for each new investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase and the total number of shares then owned. The statement of account is treated by each Fund as evidence of ownership of Fund shares in lieu of stock certificates, and unless written request is made to the Fund, stock certificates will not be issued or delivered to investors. Certificates, which can be stolen or lost, are unnecessary except for special purposes such as collateral for a loan. Fractional interests in the Funds' shares are reflected to three decimal places in the statement of account, but any stock certificates will be issued only for full shares owned.

     If an offer to purchase shares is received by any of the Funds before the close of trading on the New York Stock Exchange, the shares will be issued at the offering price (net asset value of Fund shares) computed on that day. If an offer is received after the close of trading or on a day which is not a trading day, the shares will be issued at the offering price computed on the first succeeding day on which a price is determined. Dividends on the Money Market Fund shares will be paid on the next day following the effective date of a purchase order.

SHAREHOLDER RIGHTS

     The following information is applicable to each of the Principal Funds. Each Fund share is entitled to one vote either in person or by proxy at all shareholder meetings for that Fund. This includes the right to vote on the election of directors, selection of independent accountants and other matters submitted to meetings of shareholders. Each share has equal rights with every other share as to dividends, earnings, voting, assets and redemption. Shares are fully paid and non-assessable, and have no preemptive or conversion rights. Shares may be issued as full or fractional shares, and each fractional share has proportionately the same rights, including voting, as are provided for a full share. Shareholders of each of these Funds may remove any director with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of shareholders.

     The bylaws of each Fund provide that the Board of Directors of the Fund may increase or decrease the aggregate number of shares which the Fund has authority to issue without a shareholder vote.

     The bylaws of each Fund also provide that the Fund need not hold an annual meeting of shareholders in any year in which none of the following is required to be acted on by shareholders under the Investment Company Act of 1940: election of directors; approval of investment advisory agreement; ratification of selection of independent public accountants; and approval of distribution agreement. The Funds intend to hold shareholder meetings only when required by law and at such other times as may be deemed appropriate by their respective Boards of Directors.

     Shareholder inquiries should be directed to the applicable Fund at The Principal Financial Group, Des Moines, Iowa 50392.

     NON-CUMULATIVE VOTING: The Funds' shares have non-cumulative voting rights which means that the holders of more than 50% of the shares voting for the election of directors of a Fund can elect 100% of the directors if they choose to do so, and in such event, the holders of the remaining shares voting for the election of directors will not be able to elect any directors.

     Principal Mutual Life Insurance Company votes each Fund's shares allocated to each of its separate accounts registered under the Investment Company Act of 1940 and attributable to variable annuity contracts or variable life insurance policies participating therein in accordance with instructions received from contract or policy holders, participants and annuitants. Other shares of each Fund held by each registered separate account, including those for which no timely instructions are received, are voted in proportion to the instructions that are received with respect to contracts or policies participating in that separate account. Shares of each of the Funds held in the general account of Principal Mutual Life Insurance Company or in its unregistered separate accounts are voted in proportion to the instructions that are received with respect to contracts and policies participating in its registered and unregistered separate accounts. If Principal Mutual determines pursuant to applicable law that a Fund's shares held in one or more separate accounts or in its general account need not be voted pursuant to instructions received with respect to participating contracts or policies, it then may vote those Fund shares in its own right.

REDEMPTION OF SHARES

     Except for the third paragraph below, most of the following discussion of redemption procedures is relevant only to Eligible Purchasers other than variable annuity and variable life separate accounts of Principal Mutual Life Insurance Company, and its wholly-owned subsidiaries.

     Each Fund will redeem its shares upon request. There is no charge for redemption. If no certificates have been issued, a shareholder simply writes a letter to the appropriate Fund requesting redemption of any part or all of the shares. The letter must be signed exactly as the account is registered. If certificates have been issued, they must be properly endorsed and forwarded with the request. If payment is to be made to the registered shareholder or joint shareholders, the Fund will not require a signature guarantee as a part of a proper endorsement; otherwise the shareholder's signature must be guaranteed by either a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or by a brokerage firm. The price at which the shares are redeemed will be the net asset value per share as next computed after the request (with appropriate certificate, if any) is received by the Fund in proper and complete form. The amount received for shares upon redemption may be more or less than the cost of such shares depending upon the net asset value at the time of redemption.

     Redemption proceeds will be sent within three business days after receipt of request for redemption in proper form. However, each Fund may suspend the right of redemption during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders of the Fund. A Fund will redeem only those shares for which it has good payment. To avoid the inconvenience of such a delay, shares may be purchased with a certified check, bank cashier's check or money order. During the period prior to the time a redemption from the Money Market Fund is effective, dividends on such shares will accrue and be payable and the shareholder will be entitled to exercise all other rights of beneficial ownership.

     Restricted Transfer: Shares of each of the Funds may be transferred to an Eligible Purchaser. However, whenever any of the Funds is requested to transfer shares to other than an Eligible Purchaser, the Fund has the right at its election to purchase such shares at their net asset value next effective following the time at which the request for transfer is presented; provided, however, that the Fund must notify the transferee or transferees of such shares in writing of its election to purchase such shares within seven (7) days following the date of such request and settlement for such shares shall be made within such seven-day period.

ADDITIONAL INFORMATION

     Custodian: Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the portfolio securities and cash assets of each of the Funds except the World Fund. The custodian for the World Fund is Chase Manhattan Bank, Global Securities Services, Chase Metro Tech Center, Brooklyn, New York 11245. The custodians perform no managerial or policymaking functions for the funds.

     Organization and Share Ownership: The Funds were incorporated in the state of Maryland on the following dates: Balanced Fund - November 26, 1986; Bond Fund
- November 26, 1986; Capital Accumulation Fund - May 26, 1989 (effective November 1, 1989 succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969); Emerging Growth Fund - February 20, 1987; Government Securities Fund - June 7, 1985; Growth Fund - August 20, 1993; Money Market Fund - June 10, 1982; and World Fund August 20, 1993. Principal Mutual Life Insurance Company owns 100% of each Fund's outstanding shares.

     Capitalization: The authorized capital stock of each Fund consists of 100,000,000 shares of common stock (500,000,000 for Principal Money Market Fund, Inc.), $.01 par value.

     Financial Statements: Copies of the financial statements of each Fund will be mailed to each shareholder of that Fund semi-annually. At the close of each fiscal year, each Fund's financial statements will be audited by a firm of independent auditors. The firm of Ernst & Young LLP has been appointed to audit the financial statements of each Fund for their respective present fiscal years.

     Registration Statement: This Prospectus omits some information contained in the Statement of Additional Information (also known as Part B of the Registration Statement) and Part C of the Registration Statements which the Funds have filed with the Securities and Exchange Commission. The Funds' Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of the Funds' Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning the Fund. You may obtain a copy of Part C of the Registration Statements filed with the Securities and Exchange Commission, Washington, D.C., from the Commission upon payment of the prescribed fees.

     Principal   Underwriter:   Princor  Financial  Services  Corporation,   The
Principal Financial Group, Des Moines, Iowa 50392-0200, is the principal underwriter for each of the Principal Funds.


                                     PART B


                     PRINCIPAL AGGRESSIVE GROWTH FUND, INC.
                      PRINCIPAL ASSET ALLOCATION FUND, INC.
                          PRINCIPAL BALANCED FUND, INC.
                            PRINCIPAL BOND FUND, INC.
                    PRINCIPAL CAPITAL ACCUMULATION FUND, INC.
                      PRINCIPAL EMERGING GROWTH FUND, INC.
                   PRINCIPAL GOVERNMENT SECURITIES FUND, INC.
                           PRINCIPAL GROWTH FUND, INC.
                         PRINCIPAL HIGH YIELD FUND, INC.
                        PRINCIPAL MONEY MARKET FUND, INC.
                           PRINCIPAL WORLD FUND, INC.


                       Statement of Additional Information


                                dated May 1, 1997

       This Statement of Additional Information provides information about each of the above Funds in addition to the information that is contained in the Funds' Prospectus, dated May 1, 1997.


       This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Funds' Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                                 Principal Funds
                          The Principal Financial Group
                           Des Moines, Iowa 50392-0200
                            Telephone: 1-800-247-4123

                                TABLE OF CONTENTS


Investment Policies and Restrictions of the Fund.............................  2
       Growth-Oriented Funds.................................................  2
       Income-Oriented Funds.................................................  7
       Money Market Fund..................................................... 10
Fund Investments............................................................. 12
Directors and Officers of the Fund........................................... 23
Manager and Sub-Advisors .................................................... 24
Cost of Manager's Services .................................................. 25
Brokerage on Purchases and Sales of Securities............................... 27
Determination of Net Asset Value of Fund Shares.............................. 29
Performance Calculation...................................................... 31
Tax Status................................................................... 33
General Information and History.............................................. 33
Financial Statements......................................................... 35
Appendix A................................................................... 36

INVESTMENT POLICIES AND RESTRICTIONS OF THE FUNDS

       The following information about the Principal Funds, a family of separately incorporated, diversified, open-end management investment companies, commonly called mutual funds, supplements the information provided in the Prospectus under the caption "Investment Objectives, Policies and Restrictions."

       There are three categories of Principal Funds: Growth-Oriented Funds, which include five Funds which seek primarily capital appreciation through investments in equity securities (Aggressive Growth Fund, Capital Accumulation Fund, Emerging Growth Fund, Growth Fund and World Fund) and two Funds which seek a total investment return including both capital appreciation and income through investments in equity and debt securities (Asset Allocation Fund and Balanced
Fund); Income-Oriented Funds, which include three funds which seek primarily a high level of income through investments in debt securities (Bond Fund, Government Securities Fund and High Yield Fund) and a Money Market Fund, which seeks primarily a high level of income through investments in short-term debt securities.

       In seeking to achieve its investment objective, each Fund has adopted as matters of fundamental policy certain investment restrictions which cannot be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. Similar shareholder approval is required to change the investment objective of each of the Funds. The following discussion provides for each Fund a statement of its investment objective, a description of its investment restrictions that are matters of fundamental policy and a description of any investment restrictions it may have adopted that are not matters of fundamental policy and may be changed without shareholder approval. For purposes of the investment restrictions, all percentage and rating limitations apply at the time of acquisition of a security, and any subsequent change in any applicable percentage resulting from market fluctuations or in a rating by a rating service will not require elimination of any security from the portfolio. Unless specifically identified as a matter of fundamental policy, each investment policy discussed in the Prospectus or the Statement of Additional Information is not fundamental and may be changed by the respective Fund's Board of Directors.

GROWTH-ORIENTED FUNDS

       Investment Objectives

          Principal Aggressive Growth Fund, Inc. ("Aggressive Growth Fund") seeks to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

          Principal Asset Allocation Fund, Inc. ("Asset Allocation Fund") seeks to generate a total investment return consistent with the preservation of capital.

          Principal Balanced Fund, Inc. ("Balanced Fund") seeks to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

          Principal Capital Accumulation Fund, Inc. ("Capital Accumulation Fund") seeks to achieve primarily long-term capital appreciation and secondarily growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

          Principal Emerging Growth Fund, Inc. ("Emerging Growth Fund") seeks to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

          Principal Growth Fund, Inc. ("Growth Fund") seeks growth of capital through the purchase primarily of common stocks, but the Fund may invest in other securities.

          Principal World Fund, Inc. ("World Fund") seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

       Investment Restrictions

       Aggressive Growth Fund, Asset Allocation Fund, Balanced Fund, Emerging Growth Fund, Growth Fund and World Fund

       Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Aggressive Growth Fund, Asset Allocation Fund, Balanced Fund, Emerging Growth Fund, Growth Fund and World Fund each may not:

        (1) Issue any senior securities as defined in the Investment Company Act of 1940. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

        (2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

        (3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

        (4) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

        (5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets at the time of the borrowing. The Balanced Fund may borrow only from banks.

        (6) Make loans, except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

        (7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities) except that this limitation shall apply only with respect to 75% of the total assets of the Aggressive Growth Fund, Asset Allocation Fund, Growth Fund and World Fund; or purchase more than 10% of the outstanding voting securities of any one issuer.

        (8) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

        (9)  Concentrate   its   investments  in  any  particular   industry  or
             industries, except that the Fund may invest not more than 25% of the value of its total assets in a single industry.

       (10) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

       (11) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities of issuers which invest in or sponsor such programs.

       Each of these Funds has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

       (1) Invest more than 10% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market, including all covered spread options and the assets used as cover for any options written in the Over-the-Counter market are included as part of this 10% limitation.

       (2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. The 2% limitation for the World Fund does not apply to warrants listed on the Toronto Stock Exchange or the Chicago Board Options Exchange.

       (3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its total assets.

       (4) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

       (5) Invest in companies for the purpose of exercising control or management.

       (6) Invest more than 10% (25% for the Aggressive Growth Fund) of its total assets in securities of foreign issuers. This restriction does not pertain to the World Fund or the Asset Allocation Fund.

       (7) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes; not for speculation.

       (8) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

       (9)   Invest in arbitrage transactions.

       (10)  Invest in real estate limited partnership interests.

       The Balanced Fund and Emerging Growth Fund have also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to each such Fund's present policy to:

       (1) Purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization or by purchase in the open market of securities of closed-end companies where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved, and if immediately thereafter not more than 10% of the value of the Fund's total assets would be invested in such securities.

       The Aggressive Growth Fund, Asset Allocation Fund, Growth Fund and World Fund have also adopted the following restriction which is not a fundamental policy and may be changed without shareholder approval. It is contrary to each such Fund's present policy to:

        (1) Invest its assets in the securities of any investment company except that the Fund may invest not more than 10% of its assets in securities of other investment companies, invest not more than 5% of its total assets in the securities of any one investment company, or acquire not more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization, and the Fund may purchase securities of closed-end companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

       Capital Accumulation Fund

       Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Capital Accumulation Fund may not:

       (1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in any one industry.

       (2) Purchase the securities of any issuer if the purchase will cause more than 5% of the value of its total assets to be invested in the securities of any one issuer (except U. S. Government securities).

       (3) Purchase the securities of any issuer if the purchase will cause more than 10% of the voting securities, or any other class of securities of the issuer, to be held by the Fund.

       (4) Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where if sold the Fund might be deemed an underwriter for purposes of the Securities Act of 1933. The Fund will not purchase securities, including obligations acquired in private offerings (see (14) below), which are subject to legal or contractual restrictions upon resale or are otherwise not readily marketable, if the purchase will cause more than 10% of the value of its assets to be invested in such securities.

       (5) Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if the purchase would cause the value of the Fund's aggregate investments in all such companies to exceed 5% of the Fund's total assets.

       (6) Engage in the purchase and sale of illiquid interests in real estate. For this purpose, readily marketable interests in real estate investment trusts are not interests in real estate.

       (7) Engage in the purchase and sale of commodities or commodity contracts.

       (8)   Purchase  securities  of  other  investment   companies  except  in
             connection with a merger, consolidation, or plan of reorganization.

       (9) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

       (10) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The Fund will not participate on a joint or joint and several basis in any trading account in securities or effect a short sale of any security, except in connection with an underwriting in which it is a participant in the circumstances specified in (4) above. The Fund will not issue or acquire put and call options.

       (11) Invest in companies for the purpose of exercising control or management.

       (12) Invest more than 5% of its assets at the time of purchase in rights and warrants (other than those that have been acquired in units or attached to other securities).

       (13) Invest more than 20% of its total assets in securities of foreign issuers.

In addition:

       (14) The Fund may make loans only through the purchase in private offerings of debentures or other evidences of indebtedness of types customarily purchased by institutional investors, but such purchases shall be subject to the limitation contained in (4) above.*

       (15) The Fund does not propose to borrow money except for temporary or emergency purposes from banks in an amount not to exceed the lesser of (i) 5% of the value of the Fund's assets, less liabilities other than such borrowings, or (ii) 10% of the Fund's assets taken at cost at the time such borrowing is made. The Fund may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 15% of the gross assets taken at cost.

       (16) It is contrary to the Fund's present policy to purchase warrants in excess of 5% of its total assets of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

          * It is anticipated that any debt securities acquired subject to "Restriction 14" will be convertible into or carry rights or warrants to purchase common stock or to participate in earnings, unless acquired for temporary defensive or liquidity purposes.


INCOME-ORIENTED FUNDS

       Investment Objectives

             Principal Bond Fund, Inc. ("Bond Fund") seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

             Principal Government Securities Fund, Inc. ("Government Securities Fund") seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA
             Certificates"). The guarantee by the United States Government extends only to principal and interest; Fund shares are not guaranteed by the United States Government. There are certain risks unique to GNMA Certificates.

             Principal High Yield Fund, Inc. ("High Yield Fund") seeks high current income primarily by purchasing high yielding, lower or non-rated fixed income securities which are believed to not involve undue risk to income or principal. Capital growth is a secondary objective when consistent with the objective of high current income.

       Investment Restrictions

             Bond Fund, High Yield Fund

             Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Bond Fund and High Yield Fund each may not:

       (1) Issue any senior securities as defined in the Investment Company Act of 1940. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

       (2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

       (3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

       (4) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

       (5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets at the time of the borrowing. The Bond Fund and High Yield Fund may borrow only from banks.

       (6) Make loans, except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

       (7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities); or purchase more than 10% of the outstanding voting securities of any one issuer.

       (8) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

       (9) Concentrate its investments in any particular industry or industries, except that the Bond Fund and High Yield Fund each may invest not more than 25% of the value of its total assets in a single industry.

       (10) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

       (11) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities of issuers which invest in or sponsor such programs.

       Each of these Funds has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

       (1) Invest more than 10% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market, including all covered spread options and the assets used as cover for any options written in the Over-the-Counter market are included as part of this 10% limitation.

       (2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

       (3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its total assets.

       (4) Purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization or by purchase in the open market of securities of closed-end companies where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved, and if immediately thereafter not more than 10% of the value of the Fund's total assets would be invested in such securities.

       (5) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

       (6) Invest in companies for the purpose of exercising control or management.

       (7) Invest more than 20% of its total assets in securities of foreign issuers.

       (8) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes; not for speculation.

       (9) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

       (10)  Invest in arbitrage transactions.

       (11)  Invest in real estate limited partnership interests.

       Government Securities Fund

       Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Government Securities Fund may not:

       (1) Issue any senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of (a) purchasing any securities on a standby, when-issued or delayed delivery basis; or (b) borrowing money in accordance with restrictions described below.

       (2) Purchase any securities other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of such obligations.

       (3) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of GNMA certificates held in its portfolio.

       (4) Engage in the purchase and sale of interests in real estate, including interests in real estate investment trusts (although it will invest in securities secured by real estate or interests therein, such as mortgage-backed securities) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

       (5)   Purchase  securities  of  other  investment   companies  except  in
             connection with a merger, consolidation, or plan of reorganization.

       (6) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

       (7) Sell securities short or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

       (8) Invest in companies for the purpose of exercising control or management.

       (9) Make loans, except that the Fund may purchase or hold debt obligations in accordance with the investment restrictions set forth in paragraph (2) and may enter into repurchase agreements for such securities, and may lend its portfolio securities without limitation against collateral consisting of cash, or securities issued or guaranteed by the United States Government or its agencies or instrumentalities, which is equal at all times to 100% of the value of the securities loaned.

       (10) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets at the time of the borrowing.

       (11) Enter into repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the value of the Fund's total assets would be invested in such repurchase agreements and other assets without readily available market quotations.

       (12) Participate on a joint or joint and several basis in any trading account in securities.

       (13) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts.

       (14) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

       The Government Fund has also adopted the following restriction which is not a fundamental policy and may be changed without shareholder approval. It is contrary to the Government Fund's present policy to:

       (1) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on future contracts are not deemed to be pledges or other encumbrances.

MONEY MARKET FUND

       Investment Objective

             Principal Money Market Fund, Inc. ("Money Market Fund") seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

       Investment Restrictions

             Money Market Fund

             Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Money Market Fund may not:

       (1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in securities of issuers having their principal activities in any one industry, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or obligations of domestic branches of U.S. banks and savings institutions. (See "Bank Obligations").

       (2) Purchase the securities of any issuer if the purchase will cause more than 5% of the value of its total assets to be invested in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

       (3) Purchase the securities of any issuer if the purchase will cause more than 10% of any class of securities of the issuer to be held by the Fund (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

       (4) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws; or knowingly purchase any security restricted as to disposition under the federal securities laws.

       (5) Purchase securities of any company with a record of less than 3 years continuous operation (including that of predecessors) if the purchase would cause the value of the Fund's aggregate investments in all such companies to exceed 5% of the value of the Fund's total assets.

       (6) Engage in the purchase and sale of illiquid interests in real estate, including interests in real estate investment trusts (although it may invest in securities secured by real estate or interests therein) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

       (7)   Purchase  securities  of  other  investment   companies  except  in
             connection with a merger, consolidation, or plan of reorganization.

       (8) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

       (9) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The Fund will not participate on a joint or joint and several basis in any trading account in securities or effect a short sale of any security. The Fund will not issue or acquire put and call options, straddles or spreads or any combination thereof.

       (10) Invest in companies for the purpose of exercising control or management.

       (11)  Make  loans  to  others   except   through  the  purchase  of  debt
             obligations in which the Fund is authorized to invest and by entering into repurchase agreements (see "Fund Investments").

       (12) Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not to exceed the lesser of (1) 5% of the value of the Fund's assets, or (ii) 10% of the value of the Fund's net assets taken at cost at the time such borrowing is made. The Fund will not issue senior securities except in connection with such borrowings. The Fund may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 10% of the net assets.

       (13) Invest in uncertificated time deposits maturing in more than seven days; uncertificated time deposits maturing from two business days through seven calendar days may not exceed 10% of the value of the Fund's total assets.

       (14) Enter into repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the value of the Fund's total assets would be invested in such repurchase agreements and other assets (excluding time deposits) without readily available market quotations.

FUND INVESTMENTS

       The following information further supplements the discussion of the Funds' investment objectives and policies in the Prospectus under the caption "INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS."

       Selections of equity securities for the Funds, except the Aggressive Growth and Asset Allocation Funds, are made based upon an approach described broadly as that of fundamental analysis. Three basic steps are involved in this analysis. First is the continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years. Second, given some conviction as to the likely economic climate, the Fund attempts to identify the prospects for the major industrial, commercial and financial segments of the economy, by looking at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, to ascertain prospects for each industry for the near and intermediate term. Finally, determinations are made regarding earnings prospects for individual companies within each industry by considering the same types of factors described above. These earnings prospects are then evaluated in relation to the current price of the securities of each company.

       Although the Funds may pursue the investment practices described under the captions Restricted Securities, Foreign Securities, Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures Contracts, Currency Contracts, Repurchase Agreements, Lending of Portfolio Securities and When Issued and Delay of Delivery Securities, none of the Funds either committed during the last fiscal year or currently intends to commit during the present fiscal year more than 5% of its net assets to any of the practices, with the following exceptions. Investments in foreign securities by the Aggressive Growth, Asset Allocation and World Funds are expected to exceed 5% of each fund's net assets.

Restricted Securities

       Each of the following Principal Funds has adopted investment restrictions as non-fundamental policies that limit its investments in restricted securities and other illiquid securities to 10% of its assets: Aggressive Growth, Asset Allocation, Balanced, Bond, Capital Accumulation, Emerging Growth, Growth, High Yield and World Funds.

       Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They may be sold only in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or in a transaction which is exempt from the registration requirements of that act. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may by permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities and other securities not readily marketable will be priced at fair value as determined in good faith by or under the direction of the Board of Directors.

Foreign Securities

       Each of the following Principal Funds has adopted investment restrictions as non-fundamental policies that limit its investments in foreign securities to the indicated percentage of its assets: Asset Allocation and World Funds - 100% ; Aggressive Growth Fund - 25%; Bond, Capital Accumulation, High Yield 20%; Balanced, Emerging Growth and Growth Funds - 10%.

       Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, transactions in foreign securities may be subject to higher costs, and the time for settlement of transactions in foreign securities may be longer than the settlement period for domestic issuers. Each Fund's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures Contracts

       The Aggressive Growth, Asset Allocation, Balanced, Bond, Emerging Growth, Government Securities, Growth, High Yield and World Funds may each engage in the practices described under this heading. None of the Funds will invest more than 5% of its assets in the purchase of call and put options on individual securities, securities indices and futures contracts. In the following discussion, the terms "the Fund," "each Fund" or "the Funds" refer to each of these Funds.

       Spread Transactions

       Each Fund may purchase from securities dealers covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option will be maintained in a segregated account by each Fund's custodian. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Funds' policy limiting the pledging or mortgaging of assets.

       Options on Securities and Securities Indices

       Each Fund may write (sell) and purchase call and put options on securities in which it may invest and on securities indices based on securities in which the Fund may invest. The Funds may write call and put options to generate additional revenue, and may write and purchase call and put options in seeking to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase.

             Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option, in return for the premium it receives, the right to buy from the Fund the underlying security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option, in return for the premium it receives, the right to sell to the Fund the underlying security at a specified price at any time before the option expires.

       The premium received by a Fund, when it writes a put or call option, reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium will generate additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.

       The Funds write only covered options and will comply with applicable regulatory and exchange cover requirements. The Funds usually will own the underlying security covered by any outstanding call option that it has written. With respect to an outstanding put option that it has written, each Fund will deposit and maintain with its custodian cash, U.S. Government securities or other liquid securities with a value at least equal to the exercise price of the option.

       Once a Fund has written an option, it may terminate its obligation, before the option is exercised, by effecting a closing transaction, which is accomplished by the Fund's purchasing an option of the same series as the option previously written. The Funds will have a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

             Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. The Fund may purchase call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund would be able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must rise to a level that exceeds the sum of the exercise price, the premium paid and transaction costs.

       When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. The Fund may purchase put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund would be able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price sufficiently to cover the premium and transaction costs.

       Once a Fund has purchased an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund will have a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

             Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds would engage in transactions in put and call options on securities indices for the same purposes as they would engage in transactions in options on securities. When a Fund writes call options on securities indices, it will hold in its portfolio underlying securities which, in the judgment of the Manager or the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

             Risks Associated with Options Transactions. An options position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange or elsewhere may exist. If a Fund is unable to effect closing sale transactions in options it has purchased, the Fund would have to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities pursuant thereto. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it will not be able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk 35 that broker-dealers participating in such transactions might fail to meet their obligations.

       Futures Contracts and Options on Futures

       Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission ("CFTC"). Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in securities owned by the Fund or an increase in the price of securities which the Fund plans to purchase.

             Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it becomes obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date, thereby canceling the obligation to make or take delivery of specific securities. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds will usually liquidate futures contracts on financial instruments in this manner, they may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so.

       A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities, but result in a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time it is liquidated, which may be at its expiration or earlier if it is closed out by entering into an offsetting transaction.

       When a futures contract is purchased or sold a brokerage commission is paid, but unlike the purchase or sale of a security or option, no price or premium is paid or received. Instead, an amount of cash or U.S. Government securities, which varies, but is generally about 5% of the contract amount, is deposited by the Fund with its custodian for the benefit of the futures commission merchant through which the Fund engages in the transaction. This amount is known as "initial margin." It does not involve the borrowing of funds by the Fund to finance the transaction, but instead represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. It is returned to the Fund upon termination of the futures contract, if all the Fund's contractual obligations have been satisfied.

       Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the futures contract more or less valuable, a process known as "marking to market." If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, additional cash is required to be paid to or released by the broker, and the Fund realizes a loss or gain.

       In using futures contracts, the Funds will seek to establish more certainly than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, may sell futures contracts in anticipation of a rise in interest rates which would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contracts should increase in value when the Fund's debt securities decline in value and thereby keep the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

             Options on Futures. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.

       Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

       Options on futures can be used to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipated a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.

       If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.

       When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian, and the Fund must maintain with its custodian all or a portion of the initial margin requirement on the underlying futures contract. The Fund assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the broker, similar to variation margin payments, are made as the premium and the initial margin requirement are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

             Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund's successful use of futures contracts is subject to the Manager's and the Sub-Advisor's ability to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund was hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increased, the Fund would lose part or all of the benefit of the increased value of its securities which it hedged because it would have offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

       Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund will enter into a futures contract or related option only if there appears to be a liquid secondary market therefor. There can be no assurance, however, that such a liquid secondary market will exist for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund would continue to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.

       Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

             Limitations on the Use of Futures and Options on Futures. Each Fund intends to come within an exclusion from the definition of "commodity pool operator" provided by CFTC regulations by complying with certain limitations on the use of futures and related options prescribed by those regulations.

       None of the Funds will purchase or sell futures contracts or options thereon if immediately thereafter the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (except that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount generally may be excluded in computing the 5%).

       The Funds will enter into futures contracts and related options transactions only for bona fide hedging purposes as permitted by the CFTC and for other appropriate risk management purposes, if any, which the CFTC may deem appropriate for mutual funds excluded from the regulations governing commodity pool operators. The Funds are not permitted to engage in speculative futures trading. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging or risk management purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund will sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns, and each Fund will purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.

       When a Fund purchases a futures contract, or purchases a call option on a futures contract, it will maintain an amount of cash, cash equivalents or short-term high grade fixed income securities in a segregated account with the Fund's custodian, so that the amount so segregated plus the amount of initial margin held for the account of its broker equals the market value of the futures contract.

       The Funds will not maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options plus or minus the unrealized gain or loss on those open positions, adjusted for the historical volatility relationship between that portion of the portfolio and the contracts (i.e., the Beta volatility factor). To the extent a Fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the Fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

Currency Contracts

       The Aggressive Growth, Asset Allocation and World Funds may engage in currency transactions with securities dealers, financial institutions or other parties that are deemed creditworthy by the Fund's Sub-Advisor to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures contracts and options thereon and exchange-listed and over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

       The Funds will engage in currency transactions only for hedging and other non-speculative purposes, including transaction hedging and position hedging. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of the Fund's portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency. The Funds will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held by the Fund that are denominated or generally quoted in or currently convertible into the currency, other than with respect to proxy hedging as described below.

       The Funds may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's holding is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a Fund's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the Fund's securities denominated in linked currencies.

       Except when a Fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the Fund to buy or sell a foreign currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade debt obligations equal to the amount of the Fund's obligations.

       Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sale of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relative new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.

Repurchase Agreements

       All Principal Funds, except the Capital Accumulation, may invest in repurchase agreements. None of the Funds will enter into repurchase agreements that do not mature within seven days if any such investment, together with other illiquid securities held by the Fund, would amount to more than 10% of its assets. Repurchase agreements will typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund will sell back to the seller and that the seller will repurchase the underlying securities at a specified price and at a fixed time in the future.
Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities ("collateral"). This arrangement results in a fixed rate of return that is not subject to market fluctuation during the Fund's holding period. Although repurchase agreements involve certain risks not associated with direct investments in debt securities, each of the Funds follows procedures established by its Board of Directors which are designed to minimize such risks. These procedures include entering into repurchase agreements only with large, well-capitalized and well-established financial institutions, which have been approved by the Fund's Board of Directors and which the Fund's Manager believes present minimum credit risks. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. In seeking to liquidate the collateral, a Fund may be delayed in or prevented from exercising its rights and may incur certain costs. Further to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

Lending of Portfolio Securities

       All Principal Funds, except the Capital Accumulation and Money Market Funds, may lend their portfolio securities. None of the Principal Funds intends to lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed 30% of its total assets. Portfolio securities may be loaned to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or government securities equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day in a segregated account. While such securities are on loan, the borrower will pay the Fund any income accruing thereon, and the Fund may invest any cash collateral, thereby earning additional income, or may receive an agreed upon fee from the borrower. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. A Fund may pay reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not vote securities that have been loaned, but it will call a loan of securities in anticipation of an important vote.

When-Issued and Delayed Delivery Securities

       Each of the Principal Funds may from time to time purchase securities on a when-issued basis and may purchase or sell securities on a delayed delivery basis. The price of such a transaction is fixed at the time of the commitment, but delivery and payment take place on a later settlement date, which may be a month or more after the date of the commitment. No interest accrues to the purchaser during this period, and the securities are subject to market fluctuation, which involves the risk for the purchaser that yields available in the market at the time of delivery may be higher than those obtained in the transaction. Each Fund will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, but a Fund may sell the securities before the settlement date, if such action is deemed advisable. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of the securities in determining its net asset value. Each Fund will also establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents, United States Government securities and other high grade debt obligations equal in value to the Fund's commitments for such when-issued or delayed delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on a Fund's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly will limit the extent to which the Fund may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of a Fund's total assets that may be committed to transactions in such agreements.

Money Market Instruments

       The Money Market Fund will invest all of its available assets in money market instruments maturing in 397 days or less. The types of instruments which this Fund may purchase are described below.

       (1) U.S. Government Securities -- Securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

       (2) U.S. Government Agency Securities -- Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. U.S. agency obligations include, but are not limited to, the Student Loan Marketing Association, Federal Intermediate Credit Banks, and the Federal National Mortgage Association. U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, such as those issued by Federal Intermediate Credit Banks, are supported by the right of the issuer to borrower from the Treasury, others such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality, and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality.

       (3) Bank Obligations -- Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars, and of the overseas branches of U.S. commercial banks and foreign banks, which in the Manager's opinion, are of comparable quality, provided each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets which are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks which are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S.
             domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose the Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. The Fund will only buy short-term instruments where the risks of adverse governmental action are believed by the Manager to be minimal. The Fund will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. The Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.

             A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, the Fund may occasionally invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

       (4) Commercial Paper -- Short-term promissory notes issued by corporations which at time of purchase are rated A-1 or better by Standard and Poor's ("S&P") or Prime-1 or better by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued or guaranteed by a corporation with outstanding debt rated AA or better by S&P or Aa or better by Moody's. The Fund will not invest in master demand notes. (See Appendix A.)

       (5) Short-term Corporate Debt -- Corporate notes, bonds and debentures which at the time of purchase are rated AA or better by S&P or Aa or better by Moody's provided such securities have one year or less remaining to maturity. (See Appendix A.)

       (6) Repurchase Agreements -- Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. (See "FUND INVESTMENTS - Repurchase Agreements.")

       The ratings of Moody's and S&P, which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Manager will further evaluate these securities.

Portfolio Turnover


       Portfolio turnover will normally differ for each Fund, may vary from year to year, as well as within a year, and may be affected by portfolio sales necessary to meet cash requirements for redemptions of Fund shares. The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales of its portfolio securities during the fiscal year by the monthly average of the value of its portfolio securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. Although the rate of portfolio turnover will not be a limiting factor when it is deemed appropriate to purchase or sell securities for a Fund, each Fund intends to limit turnover so that realized short-term gains on securities held for less than three months do not exceed 30% of gross income in order to qualify as a "regulated investment company" under the Internal Revenue Code. This requirement may in some cases limit the ability of a Fund to effect certain portfolio transactions. No portfolio turnover rate can be calculated for the Money Market Funds because of the short maturities of the securities in which they invest. The portfolio turnover rates for each of the other Funds for its most recent and immediately preceding fiscal periods, respectively, were as follows: Aggressive Growth - 166.9% and 172.9%; Asset Allocation - 108.2% and 47.1%; Balanced - 22.6% and 25.7%; Bond - 1.7% and 5.9%;
Capital Accumulation 48.5% and 49.2%; Emerging Growth - 8.8% and 13.1%; Government Securities - 8.4% and 9.8%; Growth - 2.0% and 6.9%; High Yield - 32.0% and 35.1%; World - 12.5% and 15.6%.


DIRECTORS AND OFFICERS OF THE FUNDS

       The following listing discloses the principal occupations and other principal business affiliations of the Funds' Officers and Directors during the past five years. All mailing addresses are The Principal Financial Group, Des Moines, Iowa 50392, unless otherwise indicated.


       James D. Davis, 63, Director. 4940 Center Court, Bettendorf, Iowa. Attorney. Vice President, Deere and Company, Retired.

       Roy W. Ehrle, 69, Director. 2424 Jordan Trail, West Des Moines, Iowa. Vice Chairman, Principal Mutual Life Insurance Company, Retired.

       @Pamela A. Ferguson, 53, Director. P.O. Box 805, Grinnell, Iowa. President, Grinnell College since 1991.

       @Richard W. Gilbert, 56, Director. 1357 Asbury Avenue, Winnetka, IL. President, Gilbert Communications, Inc. since 1993. Prior thereto, President and Publisher, Pioneer Press.

       *&J. Barry Griswell, 48, Director and Chairman of the Board. Senior Vice President, Principal Mutual Life Insurance Company, since 1991. Director and Chairman of the Board, Princor Management Corporation, Princor Financial Services Corporation.

       *&Stephan L. Jones, 61, Director and President. Vice President, Principal Mutual Life Insurance Company since 1986. Director and President, Princor Financial Services Corporation and Princor Management Corporation.

       *Ronald E. Keller, 61, Director. Executive Vice President, Principal Mutual Life Insurance Company since 1992. Prior thereto, Senior Vice President, Principal Mutual Life Insurance Company. Director, Princor Financial Services Corporation and Princor Management Corporation. Director and Chairman, Invista Capital Management, Inc.

       @Barbara A. Lukavsky, 56, Director. 3920 Grand Avenue, Des Moines, Iowa. President, Lu San, Inc.

       &Richard G. Peebler, 67, Director. 1916 79th Street, Des Moines, Iowa. Professor, Drake University, College of Business and Public Administration, since 1990.

       *Craig L. Bassett, 45, Treasurer. Director - Treasury, since 1996. Prior thereto, Associate Treasurer, Principal Mutual Life Insurance Company since 1988.

       *Michael J. Beer, 36, Financial Officer. Vice President and Chief Operating Officer, Princor Financial Services Corporation and Princor Management Corporation, since 1995. Prior thereto, Financial Officer.

       *David J. Brown, 37, Assistant Counsel. Counsel, Principal Mutual Life Insurance Company since 1995. Attorney 1994-1995. Prior thereto, Attorney, Dickinson, Mackaman, Tyler & Hogan, P.C. 1986-1994.

       *Michael W. Cumings, 45, Assistant Counsel. Counsel, Principal Mutual Life Insurance Company since 1989. * Arthur S. Filean, 58, Vice President and Secretary. Vice President, Princor Financial Services Corporation since 1990. Vice President, Princor Management Corporation since 1996.

       * Ernest H. Gillum, 41, Assistant Secretary. Assistant Vice President, Registered Products, Princor Financial Services Corporation and Princor Management Corporation, since 1995. Prior thereto, Product Development and Compliance Officer.

       Jane E. Karli, 40, Assistant Treasurer. Senior Accounting and Custody Administrator, Principal Mutual Life Insurance Company since 1994; Senior Investment Cost Accountant 1993-1994; Senior Investment Accountant 1992-1993; Prior thereto, Manager-Investment Accounting and Treasury.

       *Michael D. Roughton, 45, Counsel. Counsel, Principal Mutual Life Insurance Company since 1994. Prior thereto, Assistant Counsel. Counsel, Invista Capital Management, Inc., Princor Financial Services Corporation, Principal Investors Corporation and Princor Management Corporation.

       @ Member of Audit and Nominating Committee.

       * Affiliated with the Manager of the Fund or its parent and considered an "Interested Person," as defined in the Investment Company Act of 1940, as amended.

       & Member of the Executive Committee. The Executive Committee is elected by the Board of Directors and may exercise all the powers of the Board of Directors, with certain exceptions, when the Board is not in session and shall report its actions to the Board.

       All Directors and Officers listed above hold similar positions with twenty-four mutual funds sponsored by Principal Mutual Life Insurance Company. In addition, James D. Davis, Pamela A. Ferguson, Stephan L. Jones, J. Barry Griswell, Barbara A. Lukavsky, and all of the officers hold similar positions with one other Fund sponsored by Principal Mutual Life Insurance Company.


       During the period ended December 31, 1996, the Funds did not pay any salaries directly to officers but paid management fees to the Manager as described herein. During such period, six unaffiliated directors of each Fund (those who are not officers or directors of the Manager) as a group received the following amounts in directors' fees ($600 Annual Retainer plus $150 per Board of Directors or Audit and Nominating Committee meeting attended, and $75 for attendance at any executive or special committee meetings) plus expenses of attending the meeting, if any: Aggressive Growth, $7,904; Asset Allocation, $7,930; Balanced, $7,927; Bond, $7,830; Capital Accumulation, $7,877; Emerging Growth, $7,905; Government Securities, $7,887; Growth, $7,602; High Yield, $7,851; Money Market, $8,091; and World, $7,915.


       All of the outstanding shares of the Funds are owned by Principal Mutual Life Insurance Company and its Separate Accounts B and C and Variable Life Separate Account. As of December 31, 1996, the Officers and Directors of each Fund as a group owned none of the outstanding shares of any of the Funds.

MANAGER AND SUB-ADVISORS

       The Manager of each of the Funds is Princor Management Corporation (the "Manager"), a wholly-owned subsidiary of Princor Financial Services Corporation which is a wholly-owned subsidiary of Principal Holding Company. Principal Holding Company is a holding company which is a wholly-owned subsidiary of Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the state of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392. The Manager was organized on January 10, 1969 and since that time has managed various mutual funds sponsored by Principal Mutual Life Insurance Company.


       The Manager has executed an agreement with Invista Capital Management, Inc. ("Invista") under which Invista has agreed to assume the obligations of the Manager to provide investment advisory services for the Balanced Fund, Growth Fund and World Fund. The Manager will reimburse Invista for the cost of providing these services. Invista, an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company and an affiliate of the Manager, was founded in 1985 and manages investments for institutional investors, including Principal Mutual Life. Assets under management at December 31, 1996 were approximately $19.6 billion. Invista's address is 1500 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

       The Manager has also executed an agreement with Morgan Stanley Asset Management Inc. ("MSAM") under which MSAM has agreed to assume the obligations of the Manager to provide investment advisory services for the Aggressive Growth Fund and Asset Allocation Fund. The Manager pays MSAM a fee for such investment advisory services. MSAM, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the United States and abroad. At December 31, 1996, MSAM managed investments totaling approximately $72.6 billion, including approximately $54.9 billion under active management and $17.7 billion as Named Fiduciary or Fiduciary Adviser.


       Each of the persons affiliated with a Fund who is also an affiliated person of the Manager or a Sub-Advisor is named below, together with the capacities in which such person is affiliated:


                          Office Held With             Office Held With
       Name                  Each Fund               The Manager/Invista
Craig Bassett             Treasurer                  Treasurer (Manager)
Michael J. Beer           Financial Officer          Vice President &
                                                     Financial Officer (Manager)
Ernest H. Gillum          Assistant Secretary        Product Development and
                                                       Compliance Officer
                                                       (Manager)
J. Barry Griswell         Director and Chairman      Director and Chairman of
                            of the Board               the Board (Manager)
                                                     Director (Manager)
Stephan L. Jones          Director and               Director and President
                            President                  (Manager)
Ronald E. Keller          Director                   Director (Manager)
                                                     Director and Chairman of
                                                       the Board (Invista)
Michael D. Roughton       Counsel                    Counsel (Manager; Invista)


COST OF MANAGER'S SERVICES

       For providing the investment advisory services, and specified other services, the Manager, under the terms of the Management Agreement for each Fund, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates:

                         Aggressive
                           Growth                          High
                             and                           Yield
                            Asset             Emerging      and       All
   Net Asset Value       Allocation   World    Growth     Balanced   Other
      of Fund               Funds     Fund      Fund        Funds    Funds
---------------------    ----------   -----   --------    --------   -------
First    $100,000,000       .80%      .75%      .65%        .60%      .50%
Next      100,000,000       .75%      .70%      .60%        .55%      .45%
Next      100,000,000       .70%      .65%      .55%        .50%      .40%
Next      100,000,000       .65%      .60%      .50%        .45%      .35%
Over      400,000,000       .60%      .55%      .45%        .40%      .30%


       There is no assurance that any of the Funds' net assets will reach sufficient amounts to be able to take advantage of the rate decreases. The net asset value of each Fund on December 31, 1996 and the rate of the fee for each Fund for investment management services as provided in the Management Agreement for the fiscal year then ended were as follows:

                                                           Management Fee
                                 Net Assets as of           For Year Ended
           Fund                  December 31, 1996        December 31, 1996
--------------------------       -----------------        -----------------
Aggressive Growth                   $ 90,105,549                .80%
Asset Allocation                      61,631,138                .80
Balanced                              93,157,669                .60
Bond                                  63,386,561                .50
Capital Accumulation                 205,018,528                .48
Emerging Growth                      137,160,881                .64
Government Securities                 85,099,858                .50
Growth                                99,611,910                .50
High Yield                            13,740,343                .60
Money Market                          46,244,249                .50
World                                 71,682,015                .75


       Under a Sub-Advisory Agreement between Invista and the Manager, Invista performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Balanced, Growth and World Funds and is reimbursed by the Manager for the cost of providing such services.

       Under a Sub-Advisory Agreement between MSAM and the Manager, MSAM performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Aggressive Growth and Asset Allocation Funds. The Manager pays MSAM a fee, accrued daily and payable monthly, at the following annual rates:

           Net Asset Value of Fund              Fee to MSAM
           -----------------------             ------------
             First $40 million                     .45%
             Next $160 million                     .30%
             Next $100 million                     .25%
             Over $300 million                     .20%

       Except  for  certain  Fund  expenses  set  out  below,   the  Manager  is
responsible for expenses, administrative duties and services including the following: Expenses incurred in connection with the registration of the Fund and Fund shares with the Securities and Exchange Commission and state regulatory agencies; office space, facilities and costs of keeping the books of the Fund; compensation of personnel and officers and any directors who are also affiliated with the Manager; fees for auditors and legal counsel; preparing and printing Fund prospectuses; administration of shareholder accounts, including issuance, maintenance of open account system, dividend disbursement, reports to shareholders, and redemption. However, some or all of these expenses may be assumed by Principal Mutual Life Insurance Company and some or all of the administrative duties and services may be delegated by the Manager to Principal Mutual Life Insurance Company or affiliate thereof.

       Each Fund pays for certain corporate expenses incurred in its operation. Among such expenses, the Fund pays brokerage commissions on portfolio transactions, transfer taxes and other charges and fees attributable to investment transactions, any other local, state or federal taxes, the fees and expenses of all directors of the Fund who are not persons affiliated with the Manager, interest, fees for Custodian of the Fund, and the cost of meetings of shareholders.

       Fees paid for investment management services during the periods indicated were as follows:

                                     Management Fees For Year Ended December 31,


                                     1996            1995           1994
                                     ----            ----           ----

Aggressive Growth                  $491,699       $180,022       $ 53,716    *
Asset Allocation                    425,427        272,724        127,034    *
Balanced                            420,010        206,614        131,488
Bond                                260,242        122,783         72,199
Capital Accumulation                816,437        591,891        637,781
Emerging Growth                     606,697        264,411         94,644
Government Securities               360,968        202,554        195,469
Growth                              357,833        137,029         24,971    **
High Yield                           75,111         64,422         57,369
Money Market                        208,822        140,895        125,791
World                               376,123        172,258         38,147    **


* Period beginning June 1, 1994 and ended December 31, 1994. ** Period beginning May 1, 1994 and ended December 31, 1994.


       The Management Agreements, Sub-Advisory Agreements and Investment Service Agreements, pursuant to which Principal Mutual Life Insurance Company has agreed to furnish certain personnel, services and facilities required by the Manager to enable it to fulfill its investment advisory responsibilities for each of the Funds except the Aggressive Growth and Asset Allocation Funds, were last approved by each such Fund's Board of Directors on September 9, 1996. Each of these agreements provides for continuation in effect from year to year only so long as such continuation is specifically approved at least annually either by the Board of Directors of the Fund or by vote of a majority of the outstanding voting securities of the Fund, provided that in either event such continuation shall be approved by vote of a majority of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Manager, Principal Mutual Life Insurance Company or its subsidiaries, the Fund and, in the case of the Sub-Advisory Agreement for each of the Funds other than the Aggressive Growth and Asset Allocation Funds, Invista, and in the case of the Sub-Advisory Agreement for each of the Aggressive Growth and Asset Allocation Funds, MSAM, cast in person at a meeting called for the purpose of voting on such approval. The Agreements may be terminated at any time on 60 days written notice to the Manager by the Board of Directors of the Fund or by a vote of a majority of the outstanding securities of the Fund and by the Manager, Invista, MSAM or Principal Mutual Life Insurance Company, as the case may be, on 60 days written notice to the Fund. The Agreements will automatically terminate in the event of their assignment.


BROKERAGE ON PURCHASES AND SALES OF SECURITIES


       In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Funds' Manager or Sub-Advisor is to obtain the best overall terms. In pursuing this objective, the Manager, or Sub-Advisor, considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that the Manager, or Sub-Advisor, will pay a broker commissions that are in excess of the amount of commission another broker might have charged for executing the same transaction when the Manager, or Sub-Advisor, believes that such commissions are reasonable in light of (a) the size and difficulty of transactions (b) the quality of the execution provided and (c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Manager, or Sub-Advisor, exercises investment discretion. The Manager, or Sub-Advisor, may purchase securities in the over-the-counter market, utilizing the services of principal market matters, unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the New York Stock Exchange from non-Exchange members in transactions off the Exchange.) The Manager, or Sub-Advisor, gives consideration in the allocation of business to services performed by a broker (e.g. the furnishing of statistical data and research generally consisting of information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. The Manager, or Sub-Advisor, may pay additional commission amounts for research services but generally does not do so. Such statistical data and research information received from brokers or dealers may be useful in varying degrees and the Manager, or Sub-Advisor, may use it in servicing some or all of the accounts it manages. Some statistical data and research information may not be useful to the Manager, or Sub-Advisor, in managing the client account, brokerage for which resulted in the Manager's, or Sub-Advisor's, receipt of the statistical data and research information. However, in the Manager's, or Sub-Advisor's, opinion, the value thereof is not determinable and it is not expected that the Manager's, or Sub-Advisor's, expenses will be significantly reduced since the receipt of such statistical data and research information is only supplementary to the Manager's, or Sub-Advisor's, own research efforts. The Manager, or Sub-Advisor, allocated portfolio transactions for the Aggressive Growth Fund, Asset Allocation Fund, Balanced Fund, Capital Accumulation Fund, Emerging Growth Fund, Growth Fund and World Fund to certain brokers during the fiscal year ended December 31, 1996 due to research services provided by such brokers. These portfolio transactions resulted in commissions paid to such brokers by the Funds in the amounts of $15,242, $15,438, $13,692, $29,405,
$2,591, $500, and $3,955, respectively.


       Purchases and sales of debt securities and money market instruments usually will be principal transactions; portfolio securities will normally be purchased directly from the issuer or from an underwriter or marketmaker for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers will include the spread between the bid and asked prices.


       The following table shows the brokerage commissions paid during the periods indicated. In each year, 100% of the commissions paid by each Fund went
to  broker-dealers  which  provided  research,   statistical  or  other  factual
information.
                                     Total Brokerage Commissions Paid
                       ---------------------------------------------------------
                                             Fiscal Year Ended
                                              December 31,
          Fund               1996                 1995              1994
          -----              ----                -----              ----
Aggressive Growth          $250,591             $102,404          $ 37,910  *
Asset Allocation            109,360               35,476            40,055  *
Balanced                     46,458               18,780            14,596
Capital Accumulation        183,156              142,577           149,871
Emerging Growth              63,355               31,588             7,527
Growth                       45,131               28,870             7,280  **
World                       156,842               78,939            43,151  **
*      Period beginning June 1, 1994 and ended December 31, 1994.
**     Period beginning May 1, 1994 and ended December 31, 1994.

       Brokerage commissions paid to affiliates during the year ended December 31, 1996 were as follows:

                    Commissions Paid to Principal Financial Securities, Inc.
                    --------------------------------------------------------
                   Total Dollar   As Percent of    As Percent of Dollar Amount
Fund                 Amount     Total Commissions of Commissionable Transactions
----               ------------ ----------------- ------------------------------

Capital Accumulation  $6,612          3.61%                    7.92%
Growth                   438           .97%                     .86%

                             Commissions Paid to Morgan Stanley and Co.
                             ------------------------------------------
                   Total Dollar   As Percent of    As Percent of Dollar Amount
Fund                 Amount     Total Commissions of Commissionable Transactions
----               ------------ ----------------- ------------------------------
Balanced              $1,300          2.80%                    1.82%
Capital Accumulation   3,650          1.99%                    1.48%
World                  3,176          2.02%                    1.78%


       Morgan   Stanley  and  Co.  Is  affiliated   with  Morgan  Stanley  Asset
Management, Inc., which acts as a sub-advisor to two mutual funds included in the Fund complex.

       The Manager acts as investment advisor for each of the funds sponsored by Principal Mutual Life Insurance Company and places orders to trade portfolio securities for each of these funds, except the Aggressive Growth Fund and Asset Allocation Fund. If, in carrying out the investment objectives of the funds, occasions arise when purchases or sales of the same equity securities are to be made for two or more of the funds at the same time, a computer program will randomly order the instructions to purchase and, whenever possible, to sell securities. Securities purchased or proceeds of sales received on each trading day with respect to such orders shall be allocated to the various funds placing orders on that trading day by filling each fund's order for that day, in the sequence arrived at by the random ordering. If purchases or sales of the same debt securities are to be made for two or more of the Funds at the same time, the securities will be purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each fund. If the purchase or sale of securities consistent with the investment objectives of the funds or one or more of the other clients for which MSAM acts as investment sub-advisor or advisor is to be made at the same time, the securities will be purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each fund or client.

DETERMINATION OF NET ASSET VALUE OF FUND SHARES

Growth-Oriented and Income-Oriented Funds

       The net asset values of the shares of each of the Growth-Oriented and Income-Oriented Funds are determined daily, Monday through Friday, as of the close of trading on the New York Stock Exchange, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the current net asset value of that Fund's redeemable securities, on days during which a Fund receives no order for the purchase or sale of its redeemable securities and no tender of such a security for redemption, and on customary national business holidays. The Funds treat as customary national business holidays those days on which the New York Stock Exchange is closed for New Year's Day (January 1), Washington's Birthday (third Monday in February), Good Friday (variable date between March 20 and April 23, inclusive), Memorial Day (last Monday in May), Independence Day (July 4), Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November) and Christmas Day (December 25). The net asset value per share for each Fund is determined by dividing the value of securities in the Fund's investment portfolio plus all other assets, less all liabilities, by the number of Fund shares outstanding. Securities for which market quotations are readily available, including options and futures traded on an exchange, are valued at market value, which is currently determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks, foreign securities and over-the-counter options, the investments are valued by using market quotations, prices provided by market makers, which may include dealers with which the Fund has executed transactions, or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost. Other assets are valued at fair value as determined in good faith by the Board of Directors of the Fund.

       Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Board of Directors. To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, the Fund's net asset value could be significantly affected on days when shareholders have no access to the Fund.

Money Market Fund

       The net asset value of shares of the Money Market Fund is determined at the same time and on the same days as each of the Growth-Oriented Funds and Income-Oriented Funds as described above. The net asset value per share for the Fund is computed by dividing the total value of the Fund's securities and other assets, less liabilities, by the number of Fund shares outstanding.

       All securities held by the Money Market Fund will be valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

       Use of the amortized cost valuation method by the Money Market Fund requires the Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund can invest only in "Eligible Securities" as that term is defined in Regulations issued under the Investment Company Act of 1940 (see the Fund's Prospectus for a more complete description) determined by its Board of Directors to present minimal credit risks.

       The Board of Directors for the Money Market Fund have established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Manager to test price the portfolio or specific securities thereof upon certain changes in the Treasury Bill auction interest rate for the purpose of identifying possible deviations in the net asset value per share calculated by using available market quotations or equivalents from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as appropriate, including: the sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such value at $1.00 per share.

PERFORMANCE CALCULATION

       Each of the Principal Funds may from time to time advertise its performance in terms of total return. The figures used for total return and yield are based on the historical performance of a Fund, show the performance of a hypothetical investment and are not intended to indicate future performance. Total return and yield will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses. These factors and possible differences in the methods used in calculating performance figures should be considered when comparing a Fund's performance to the performance of some other kind of investment. The calculations of total return and yield for the Funds do not include the fees and charges of the separate accounts that invest in the Funds and, therefore, do not reflect the investment performance of those separate accounts.

       Each Fund may also include in its advertisements performance rankings and other performance-related information published by independent statistical services or publishers, such as Lipper Analytical Services, Weisenberger Investment Companies Services, Money Magazine, Forbes, The Wall Street Journal, Barron's and Changing Times, and comparisons of the performance of a Fund to that of various market indices, such as the S&P 500 Index, Lehman Brothers GNMA Index, Dow Jones Industrials Index, and the Salomon Brothers Investment Grade Bond Index.

Total Return

       When advertising total return figures, each of the Growth-Oriented Funds and Income-Oriented Funds will include its average annual total return for each of the one, five and ten year periods (or if shorter, the period during which its registration statement has been in effect) that end on the last day of the most recent calendar quarter. Average annual total return is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. In its advertising, a Fund may also include average annual total return for some other period or cumulative total return for a specified period. Cumulative total return is computed by dividing the ending redeemable value (assuming the reinvestment of all dividends and capital gains distributions at net asset value) by the initial investment.


       The following table shows as of December 31, 1996 average annual total return for each of the Funds for the periods indicated:

          Fund                 1-Year           5-Year             10-Year
------------------------      -------        -----------           -------
Aggressive Growth              28.05%          28.05%(4)             N/A
Asset Allocation               12.92%          12.95%(4)             N/A
Balanced                       13.13%          11.57%              12.16%(1)
Bond                            2.36%           8.20%               9.55%(1)
Capital Accumulation           23.50%          14.08%              13.08%
Emerging Growth                21.11%          16.64%              17.73%(1)
Government Securities           3.35%           6.68%               8.63%(2)
Growth                         12.51%          16.12%(3)             N/A
High Yield                     13.13%          11.20%               9.89%(1)
World                          25.09%          12.83%(3)             N/A
(1)     Period beginning December 18, 1987 and ending December 31, 1996.
(2)     Period beginning March 30, 1987 and ending December 31, 1996.
(3)     Period beginning May 1, 1994 and ending December 31, 1996.
(4)     Period beginning June 1, 1994 and ending December 31, 1996.


Yield

       Money Market Fund

       The Money Market Fund may advertise its yield and its effective yield.


       Yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. As of December 31, 1996, the Money Market Fund's yield was 5.00%. Because realized capital gains or losses in a Fund's portfolio are not included in the calculation, the Fund's net investment income per share for yield purposes may be different from the net investment income per share for dividend purposes, which includes net short-term realized gains or losses on the Fund's portfolio.

       Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The resulting effective yield figure is carried to at least the nearest hundredth of one percent. As of December 31, 1996, the Money Market Fund's effective yield was 5.13%.


       The yield quoted at any time for the Money Market Funds represents the amount that was earned during a specific, recent seven-day period and is a function of the quality, types and length of maturity of instruments in the Fund's portfolio and the Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of each investment.

       The yield for the Money Market Fund will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Fund is an open-end investment company and that there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Money Market Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund.

TAX STATUS

       It is the policy of each Fund to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, each Fund intends to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which a Fund so qualifies, it will be exempt from federal income tax upon the amount so distributed to investors.

       For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated at 60% long-term and 40% short-term. In addition, a Fund must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased by the Fund with respect to a portfolio security. Gains and losses on figures and options included in an identified mixed straddle will be considered 100% short-term and unrealized gain or loss on such positions will not be realized at year end. The straddle provisions of the Code may require the deferral of realized losses to the extent that the Fund has unrealized gains in certain offsetting positions at the end of the fiscal year, and may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

       One of the requirements the Funds must meet to qualify as a regulated investment company under federal tax law is that the Fund must derive less than 30% of its gross income from gains on the sale or other disposition of securities held for less than three months. Accordingly, the Funds will be restricted in selling securities held or considered under Code rules to have been held for less than three months and in engaging in certain transactions to obtain or close positions in options and futures contracts.

       The 1986 Tax Reform Act imposes an excise tax on mutual funds which fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. The Funds intend to comply with the Act's requirements and to avoid this excise tax.

GENERAL INFORMATION AND HISTORY

       The Aggressive Growth Fund was incorporated under the laws of Maryland on August 20, 1993 as Principal Blue Chip Fund, Inc. The Fund changed its name to Principal Aggressive Growth Fund on May 1, 1994.

       The Asset Allocation Fund was incorporated under the laws of Maryland on August 20, 1993 as Principal Utilities Fund, Inc. The Fund changed its name to Principal Asset Allocation Fund on May 1, 1994.

       The Balanced Fund was incorporated under the laws of Maryland on November 26, 1986. Effective November 1, 1988 the Fund changed its name from Princor Managed Investment Fund, Inc. to Principal Managed Fund, Inc. Effective May 1, 1994, the Fund changed its name to Principal Balanced Fund, Inc.

       The Bond Fund was incorporated under the laws of Maryland on November 26, 1986. Effective March 20, 1987, its name was changed from Princor Corporate Bond Fund, Inc. to Princor Bond Investment Fund, Inc. Effective November 1, 1988 the Fund changed its name to Principal Bond Fund, Inc.

       The Capital Accumulation Fund was incorporated under the laws of Maryland on May 26, 1989 as the successor to the business of a fund with the same name that had been incorporated in Delaware on February 6, 1969 (the "Predecessor Fund"). Effective November 1, 1986, the Predecessor Fund changed its name from BLC Fund, Inc. to Princor Fund, Inc. Effective November 1, 1987, the Predecessor Fund changed its name to Princor Investment Fund, Inc. Effective November 1, 1988, the Predecessor Fund changed its name to Principal Capital Accumulation Fund, Inc.

       The Emerging Growth Fund was incorporated under the laws of Maryland on February 20, 1987. Effective November 1, 1988, the Fund changed its name from Princor Aggressive Growth Investment Fund, Inc. to Principal Aggressive Growth Fund, Inc. Effective May 1, 1992, the Fund changed its name from Principal Aggressive Growth Fund, Inc., to Principal Emerging Growth Fund, Inc.

       The Government Securities Fund was incorporated under the laws of Maryland on June 7, 1985 a BLC Federal Government Securities Fund, Inc. Effective November 1, 1986 the Fund changed its name to Princor Federal Government Securities Fund, Inc. On November 1, 1987, the Fund changed its name to Princor Government Securities Investment Fund, Inc. Effective November 1, 1988, the Fund changed its name to Principal Government Securities Fund, Inc.

       The High Yield Fund was incorporated under the laws of Maryland on December 2, 1986. Effective March 20, 1987, its name was changed from Princor High Yield Bond Investment Fund, Inc. to Princor High Yield Investment Fund, Inc. Effective November 1, 1988, the Fund changed its name to Principal High Yield Fund, Inc.

       The Money Market Fund was incorporated under the laws of Maryland on June 10, 1982. Effective November 1, 1986, the Fund changed its name from BLC Money Market Fund, Inc. to Princor Money Market Fund, Inc. Effective November 1, 1987, the Fund changed its name to Princor Money Market Investment Fund, Inc. Effective November 1, 1988, the Fund changed its name to Principal Money Market Fund, Inc.

       Effective July 1, 1992, the Bond, Capital Accumulation, Emerging Growth, Government Securities, High Yield, Managed and Money Market Funds changed their respective fiscal year-ends from June 30 to December 31.

Reorganization

       Following is a description of a Reorganization completed by the Capital Accumulation Fund on November 1, 1989. "Predecessor Fund" as used below means the Capital Accumulation Fund, which was incorporated in Delaware on February 6, 1969. "Successor Fund" as used below refers to the Capital Accumulation Fund, which was incorporated in Maryland on May 26, 1989 for the purpose of completing the Reorganization.

       On October 3, 1989, a majority of the outstanding shares of the Predecessor Fund approved a proposal to permit the Predecessor Fund to transfer all of its assets and liabilities to the Successor Fund in accordance with an Agreement and Plan of Reorganization and Liquidation dated June 16, 1989 (the "Agreement") between the Successor Fund and Predecessor Fund (the "Reorganization"). The Agreement was authorized and approved by the Boards of Directors of the Predecessor Fund and the Successor Fund in accordance with the laws of Delaware and Maryland, respectively. The net asset values of the shares were unaffected by the Reorganization.

       The primary purpose for the Reorganization was to change the Predecessor Fund's domicile, thereby eliminating an unnecessary state tax burden for which the Predecessor Fund was responsible. The state of Delaware imposed a franchise tax on the Predecessor Fund based upon the assets of the Predecessor Fund. Payment of this state tax reduced the Predecessor Fund's income otherwise distributable to the Predecessor Fund's shareholders. Maryland does not impose a franchise tax but imposes an income tax based upon undistributed net income. The amount of state income tax for a Maryland mutual fund is low or non-existent because a mutual fund distributes substantially all of its net income each fiscal year.

       By voting  in favor of the  Agreement  the  shareholders  authorized  the
Predecessor Fund, as the sole shareholder of the Fund prior to the Reorganization, to: (i) elect as directors of the Successor Fund all of the Predecessor Fund's Directors at the time of the Reorganization; (ii) ratify the selection of Ernst & Young LLP as the independent auditors of the Successor Fund; and (iii) approve as Management Agreement and Investment Service Agreement for the Successor Fund agreements substantially identical to the Management Agreement and Investment Service Agreement in effect for the Predecessor Fund at the time of the Reorganization.

       In the Prospectus and Statement of Additional Information, the term Capital Accumulation Fund is used generally to refer to the Successor Fund and with respect to matters occurring prior to the reorganization to the Predecessor Fund.

FINANCIAL STATEMENTS


       The financial statements for the Funds for the fiscal period ended December 31, 1996 appearing in the Annual Report to Shareholders and the report thereon of Ernst and Young LLP, independent auditors, appearing therein are incorporated by reference in this Statement of Additional Information. The Annual Report will be furnished, without charge, to investors who request copies of the Statement of Additional Information.

APPENDIX A


Description of Bond Ratings:

Moody's Investors Service, Inc. Bond Ratings


Aaa:

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       CONDITIONAL  RATING:  Bonds  for  which  the  security  depends  upon the completion of some act or the fulfillment of some condition are rated conditionally. These bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

       RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

       SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."

Description of Moody's Commercial Paper Ratings

       Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

             Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

             Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

             Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

             Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's Corporation's Debt Ratings:

       A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

       The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

       The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

       The   ratings  are  based,   in  varying   degrees,   on  the   following
considerations:

I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II. Nature of and provisions of the obligation;

III.Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

         AAA:

         Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA:

         Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

         A:

         Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         BBB:

         Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

         BB, B, CCC, CC:

         Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         C:

         The rating "C" is reserved for income bonds on which no interest is being paid.

         D:

         Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

         NR:

         Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's, Commercial Paper Ratings

       A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

       A:

       Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

       A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.

       A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

       A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

       B:

       Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

       C:

       This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

       D:

       This rating indicates that the issue is either in default or is expected to be in default upon maturity.

       The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

       Standard & Poor's rates notes with a maturity of less than three years as follows:

       SP-1     A  very  strong,  or  strong,  capacity  to  pay  principal  and
                interest.    Issues    that    possess    overwhelming    safety
                characteristics will be given a "+" designation.

       SP-2     A satisfactory capacity to pay principal and interest.

       SP-3     A speculative capacity to pay principal and interest.

                                     PART C
                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

               (a)   Financial Statements included in the Registration Statement
                      (1)   Part A:
                            Financial Highlights for each of the four years in the period ended December 31, 1996, for the period from July 1, 1992 through December 31, 1992, for each of the four years in the period ended June 30, 1992 and for the period from December 18, 1987 through June 30, 1988.
                      (2)   Part B:
                                  None
               (b)   Exhibits
                            (1a)  Articles of Amendment (Filed 4/12/96)
                            (1b)  Articles of Incorporation (Filed 4/12/96)
                            (2)   Bylaws (Filed 4/12/96)
                            (5a)  Management Agreement (Filed 4/12/96)
                            (5b)  Investment Service Agreement (Filed 4/12/96)
                            (5c)  Sub-Advisory Agreement (Filed 4/12/96)
                            (6)   Distribution Agreement (Filed 4/12/96)
                            (8)   Custody Agreement (Filed 4/12/96)
                            (10)  Opinion of Counsel (Filed 4/12/96)
                            (11)  Consent of Independent Auditors
                            (12)  Audited Financial Statements as of
                                  December 31, 1996, including the Report of
                                  Ernst & Young LLP, independent auditors for the Registrant.
                            (13)  Investment Letter (Filed 4/12/96)
                            (16)  Total Return Performance Quotation
                                  (Filed 4/12/96)
                            (27)  Financial Data Schedule

Item 25.     Persons Controlled by or Under Common Control with Depositor

              Principal Mutual Life Insurance Company (incorporated as a mutual life insurance company under the laws of Iowa);

              Sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal    Asset    Allocation    Fund,    Inc.   (a   Maryland
               Corporation)100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on February 7, 1997.

               Principal  Aggressive Growth Fund, Inc. (a Maryland  Corporation)
               100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on February 7, 1997.

               Princor Balanced Fund, Inc. (a Maryland Corporation) 5.51% of shares outstanding owned by Principal Mutual Life Insurance Company on February 7, 1997.

               Principal Balanced Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on February 7, 1997.

               Princor Blue Chip Fund, Inc. (a Maryland Corporation) 1.76% of shares outstanding owned by Principal Mutual Life Insurance Company on February 7, 1997.

               Princor Bond Fund, Inc. (a Maryland Corporation) 1.57% of shares outstanding owned by Principal Mutual Life Insurance Company on February 7, 1997.

               Principal Bond Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on February 7, 1997.

               Princor   Capital    Accumulation    Fund,   Inc.   (a   Maryland
               Corporation)40.0% of outstanding shares owned by Principal Mutual Life Insurance Company on February 7, 1997.

               Principal   Capital   Accumulation   Fund,   Inc.   (a   Maryland
               Corporation)100.0% of outstanding shares owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 7, 1997.

               Princor Cash Management Fund, Inc. (a Maryland Corporation) 1.07% of outstanding shares owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on February 7, 1997.

               Princor Emerging Growth Fund, Inc. (a Maryland Corporation) 0.58% of shares outstanding owned by Principal Mutual Life Insurance Company on February 7, 1997

               Principal  Emerging  Growth Fund,  Inc. (a Maryland  Corporation)
               100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 7, 1997.

               Princor Government Securities Income Fund, Inc. (a Maryland Corporation) 0.39% of shares outstanding owned by Principal Mutual Life Insurance Company on February 7, 1997.

               Principal   Government   Securities   Fund,   Inc.   (a  Maryland
               Corporation)  100.0% of  shares  outstanding  owned by  Principal
               Mutual Life Insurance Company and its Separate Accounts on February 7, 1997.

               Princor Growth Fund, Inc. (a Maryland Corporation) 0.56% of outstanding shares owned by Principal Mutual Life Insurance Company on February 7, 1997.

               Principal Growth Fund, Inc. (a Maryland Corporation) 100.0% of outstanding shares are owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 7, 1997.

               Princor High Yield Fund, Inc. (a Maryland Corporation) 27.56% of shares outstanding owned by Principal Mutual Life Insurance Company on February 7, 1997.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 7, 1997.

               Princor Limited Term Bond Fund, Inc. (a Maryland Corporation) 57.78% of shares outstanding owned by Principal Mutual Life Insurance Company on February 7, 1997.

               Principal Money Market Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 7, 1997.

               Principal Special Markets Fund, Inc. (a Maryland Corporation) 60.11% of the shares outstanding of the International Securities Portfolio and 83.70% of the shares outstanding of the Mortgage-Backed Securities Portfolio were owned by Principal Mutual Life Insurance Company on February 7, 1997.

               Princor Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.57% of shares outstanding owned by Principal Mutual Life Insurance Company on February 7, 1997.

               Princor   Tax-Exempt  Cash  Management  Fund,  Inc.  (a  Maryland
               Corporation) 0.99% of shares outstanding owned by Principal Mutual Life Insurance Company on February 7, 1997.

               Princor Utilities Fund, Inc. (a Maryland Corporation) 1.38% of shares outstanding owned by Principal Mutual Life Insurance Company on February 7, 1997.

               Princor World Fund, Inc. (a Maryland Corporation) 18.34% of shares outstanding owned by Principal Mutual Life Insurance Company on February 7, 1997.

               Principal World Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company on February 7, 1997.

          Subsidiaries organized and wholly-owned by Principal Mutual Life Insurance Company:

               a. Principal Holding Company (an Iowa Corporation) A holding company wholly-owned by Principal Mutual Life Insurance Company.

               b. PT Asuransi Jiwa Principal Egalita Indonesia (an Indonesia Corporation)

          Subsidiaries wholly-owned by Principal Holding Company:

               a. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

               b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

               c.  Principal   Development   Associates,   Inc.  (a   California
                   Corporation) a real estate development company.

               d. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

               e. Invista Capital Management, Inc. (an Iowa Corporation) a registered investment adviser.

               f. Principal Marketing Services, Inc. (a Delaware Corporation) a corporation formed to serve as an interface between marketers and manufacturers of financial services products.

               g. The Principal Financial Group, Inc. (a Delaware corporation) a general business corporation established in connection with the new corporate identity. It is not currently active.

               h. Delaware Charter Guarantee & Trust Company (a Delaware Corporation) a nondepository trust company.

               i.  Principal   Securities   Holding   Corporation   (a  Delaware
                   Corporation) a holding company.

               j. Principal Health Care, Inc. (an Iowa Corporation) a developer and administrator of managed care systems.

               k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

               l.  Principal  Asset  Markets,   Inc.  (an  Iowa  Corporation)  a
                   residential mortgage loan broker.

               m. Principal Portfolio Services, Inc. (an Iowa Corporation) a mortgage due diligence company.

               n. Principal International, Inc. (an Iowa Corporation) a company formed for the purpose of international business development.

               o.  Principal   Spectrum    Associates,    Inc.   (a   California
                   Corporation) a real estate development company.

               p. Principal Commercial Advisors, Inc. (an Iowa Corporation) a company that purchases, manages and sells commercial real estate assets.

               q. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

               r. Principal Residential Mortgage, Inc. (an Iowa Corporation) a residential mortgage loan broker.

               s.   Equity FC, Ltd. (an Iowa Corporation)  engaged in investment
                    transactions   including  limited  partnership  and  limited
                    liability companies.

          Subsidiaries  organized and wholly-owned by Princor Financial Services
          Corporation:

               a. Princor Management Corporation (an Iowa Corporation) a registered investment advisor.

               b.   Principal Investors Corporation (a New Jersey Corporation) a
                    registered   broker-dealer  with  the  Securities   Exchange
                    Commission. It is not currently active.

          Subsidiary wholly owned by Principal Securities Holding Corporation:

               a.   Principal   Financial    Securities,    Inc.   (a   Delaware
                    Corporation) an investment banking and securities brokerage firm.


          Subsidiaries  organized  and  wholly-owned  by Principal  Health Care,
          Inc.:

               a. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that developes and manages preferred provider organizations.

               b. Americas Health Plan, Inc. (a Maryland Corporation) a developer of discount provider networks.

               c. Principal Behavioral Health Care, Inc. (an Iowa Corporation) a mental and nervous/substance abuse preferred provider organization.

               d. Principal Health Care of the Carolinas, Inc. (a North Carolina Corporation) a health maintenance organization.

               e.   Principal   Health  Care  of  Delaware,   Inc.  (a  Delaware
                    Corporation) a health maintenance organization.

               f.   Principal   Health   Care  of   Florida,   Inc.  (a  Florida
                    Corporation) a health maintenance organization.

               g.   Principal   Health   Care  of   Georgia,   Inc.  (a  Georgia
                    Corporation) a health maintenance organization.

               h.   Principal  Health  Care  of  Illinois,   Inc.  (an  Illinois
                    Corporation) a health maintenance organization.

               i.   Principal   Health  Care  of   Indiana,   Inc.  (a  Delaware
                    Corporation) a health maintenance organization.

               j. Principal Health Care of Iowa, Inc. (an Iowa Corporation) a health maintenance organization.

               k. Principal Health Care of Kansas City, Inc. (a Missouri Corporation) a health maintenance organization.

               l. Principal Health Care of Louisiana, Inc. (a Louisiana Corporation) a health maintenance organization.

               m. Principal Health Care of the Mid-Atlantic, Inc. (a Virginia Corporation) a health maintenance organization.

               n.   Principal   Health  Care  of  Nebraska,   Inc.  (a  Nebraska
                    Corporation) a health maintenance organization.

               o. Principal Health Care of Pennsylvania, Inc. (a Pennsylvania Corporation) a health maintenance organization. It is not currently active.

               p. Principal Health Care of St. Louis, Inc. (a Delaware Corporation) a health maintenance organization.

               q. Principal Health Care of South Carolina, Inc. (A South Carolina Corporation) a health maintenance organization.

               r. Principal Health Care of Tennessee, Inc. (a Tennessee Corporation) a health maintenance organization.

               s. Principal Health Care of Texas, Inc. ( a Texas Corporation) a health maintenance organization.

               t.   United  Health  Care   Services  of  Iowa,   Inc.  (an  Iowa
                    Corporation) a health maintenance organization.

          Subsidiary owned by The Admar Group, Inc.:

               a. Admar Corporation (a California Corporation) a managed care services organization.

               b. Admar Insurance Marketing, Inc. (a California Corporation) a managed care services organization.

               c. Benefit Plan Administrators, Inc. (a Colorado Corporation) a managed care services organization.

               d. SelectCare Management Co., Inc. (a California Corporation) a managed care services organization.

               e. Image Financial & Insurance Services, Inc. (a California Corporation) a managed care services organization.

               f. WM. G. Hofgard & Co., Inc. (a California Corporation) a managed care services organization.

          Subsidiaries owned by Principal International, Inc.:

               a.   Principal   Insurance   Company   Limited   (a   Hong   Kong
                    Corporation).

               b.   Principal  International   Argentina,   S.A.  (an  Argentina
                    servides corporation).

               c.   Principal   International   Asia   Limited   (a  Hong   Kong
                    Corporation).

               d. Principal International Asia Limited (formerly known as Goldchin Champ, Limited) (a Hong Kong Corporation).

               e.   Principal    International   de   Chile,   S.A.   (a   Chile
                    Corporation).

               f. Principal International Espana, S.A. de Seguros de Vida (a Spain Corporation).

               g. Principal Mexico Compania de Seguros, S.A. de C.V. (a Mexico Corporation).

               h.   Qualitas Medica, S.A. (an Argentina HMO).

               i.   Zao Principal International (a Russia Corporation) inactive.

          Subsidiaries  owned by Principal International Argentina, S.A.:

               a.   Ethika-Jacaranda   S.A.    Administradora   de   Fondos   de
                    Jubilaciones y Pensions (an Argentina company)

               b. Princor Compania de Seguros de Retiro, S.A. (an Argentina Corporation).

               c. Prinlife Compania de Seguros de Vida, S.A. (an Argentina Corporation).

          Subsidiary owned by Principal International de Chile, S.A.:

               a.   BanRenta   Compania  de  Seguros  de  Vida,  S.A.  (a  Chile
                    Corporation).

          Subsidiary owned by Principal International Espana, S.A. de Seguros de
          Vida:

               a. Princor International Espana Sociedad Anonima de Agencia de Seguros (a Spain Corporation).

Item 26.       Number of Holders of Securities - As of:  February 28, 1997

                     (1)                                       (2)
               Title of Class                             Number of Holders
                      Principal Balanced Fund, Inc.
               Common                                           6

Item 27.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

       (ii) The corporate representative actually received an improper personal benefit in money, property, or services; or


      (iii)    In  the  case  of  any   criminal   proceeding,   the   corporate
               representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 28.  Business or Other Connection of Investment Adviser

     A complete list of the officers and directors of the investment adviser, Princor Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

     Craig R. Barnes              The Principal     President and Director
     Vice President               Financial Group   Invista Capital
                                  Des Moines, Iowa  Management, Inc.
                                  50392

    *Craig L. Bassett                               See Part B
     Treasurer


    *Michael J. Beer              Same              See Part B
     Vice President and
     Chief Operating Officer


     Mary L. Bricker              Same              Counsel & Assistant
     Assistant Corporate                            Corporate Secretary
     Secretary                                      Principal Mutual Life
                                                    Insurance Company

     Ray S. Crabtree              Same              Executive Vice President
     Director                                       Principal Mutual Life
                                                    Insurance Company

     David J. Drury               Same              Chief Executive Officer
     Director                                       and Chairman of the Board
                                                    Principal Mutual Life
                                                    Insurance Company

    *Arthur S. Filean             Same              See Part B
     Vice President


     Paul N. Germain              Same              Assistant Vice President-
     Assistant Vice President                       Operations
     - Operations                                   Princor Financial Services
                                                    Corporation

     Michael H. Gersie            Same              Senior Vice President
     Director                                       Principal Mutual Life
                                                    Insurance Company

    *Ernest H. Gillum             Same              See Part B
     Assistant Vice President
     - Registered Products

     Thomas J. Graf               Same              Senior Vice President
     Director                                       Principal Mutual Life
                                                    Insurance Company

    *J. Barry Griswell            Same              See Part B
     Chairman of the Board
     and Director

     Joyce N. Hoffman             Same              Vice President and
     Vice President and                             Corporate Secretary
     Corporate Secretary                            Principal Mutual Life
                                                    Insurance Company

     Theodore M. Hutchison        Same              Vice Chairman
     Director                                       Principal Mutual Life
                                                    Insurance Company

    *Stephan L. Jones             Same              See Part B
     Director and President

     Ronald E. Keller             Same              Executive Vice President
     Director                                       Principal Mutual Life
                                                    Insurance Company

     Gregg R. Narber              Same              Senior Vice President &
     Director                                       General Counsel
                                                    Principal Mutual Life
                                                    Insurance Company

     Layne A. Rasmussen           Same              Controller
     Controller - Mutual Funds                      Princor Financial Services
                                                    Corporation

     Elizabeth R. Ring            Same              Controller
     Controller                                     Princor Financial Services
                                                    Corporation

    *Michael D. Roughton          Same              See Part B
     Counsel

     Charles E. Rohm              Same              Executive Vice President
     Director                                       Principal Mutual Life
                                                    Insurance Company

     Jean B. Schustek             Same              Product Compliance Officer
     Product Compliance Officer                     Princor Financial Services
     - Registered Products                            Corporation


     Dewain A. Sparrgrove         Same              Vice President-Securities
     Vice President                                 Principal Mutual Life
                                                    Insurance Company

     Princor Management Corporation serves as investment adviser and dividend disbursing and transfer agent for, Principal Aggressive Growth Fund, Inc., Principal Asset Allocation Fund, Inc., Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Emerging Growth Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal Money Market Fund, Inc., Principal Special Markets Fund, Inc., Principal World Fund, Inc., Princor Balanced Fund, Inc., Princor Blue Chip Fund, Inc., Princor Bond Fund, Inc., Princor Capital Accumulation Fund, Inc., Princor Cash Management Fund, Inc., Princor Emerging Growth Fund, Inc., Princor Government Securities Income Fund, Inc., Princor Growth Fund, Inc., Princor High Yield Fund, Inc., Princor Limited Term Bond Fund, Inc., Princor Tax-Exempt Bond Fund, Inc., Princor Tax-Exempt Cash Management Fund, Inc., Princor Utilities Fund, Inc. and Princor World Fund, Inc. - funds sponsored by Principal Mutual Life Insurance Company.

Item 29.       Principal Underwriters

     (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Aggressive Growth Fund, Inc., Principal Asset Allocation Fund, Inc., Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Emerging Growth Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal Money Market Fund, Inc., Principal Special Markets Fund, Inc., Principal World Fund, Inc., Princor Balanced Fund, Inc., Princor Blue Chip Fund, Inc., Princor Bond Fund, Inc., Princor Capital Accumulation Fund, Inc., Princor Cash Management Fund, Inc., Princor Emerging Growth Fund, Inc., Princor Government Securities Income Fund, Inc., Princor Growth Fund, Inc., Princor High Yield Fund, Inc., Princor Limited Term Bond Fund, Inc., Princor Tax-Exempt Bond Fund, Inc., Princor Tax-Exempt Cash Management Fund, Inc., Princor Utilities Fund, Inc., Princor World Fund, Inc. and for variable annuity contracts participating in Principal Mutual Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to Section 403(b) of the Internal Revenue Code, Section 457 retirement plans, Section 401(a) retirement plans, certain non- qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Mutual Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)                            (3)
                               Positions
                               and offices                    Positions and
  Name and principal           with principal                 offices with
  business address             underwriter                    registrant

     J. Barbara Alvord        Marketing Officer              None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Robert W. Baehr          Marketing Services             None
     The Principal            Officer
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer                      Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer          Vice President and             Financial Officer
     The Principal            Chief Operating Officer
     Financial Group
     Des Moines, IA 50392

     Mary L. Bricker          Assistant Corporate             None
     The Principal            Secretary
     Financial Group
     Des Moines, IA 50392

     Ray S. Crabtree          Director                        None
     The Principal
     Financial Group
     Des Moines, IA 50392

     David J. Drury           Director                        None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Arthur S. Filean         Vice President                  Vice President
     The Principal                                            and Secretary
     Financial Group
     Des Moines, IA 50392

     Paul N. Germain          Assistant Vice President -      None
     The Principal            Operations
     Financial Group
     Des Moines, IA  50392

     Michael H. Gersie        Director                        None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Ernest H. Gillum         Assistant Vice President -      Assistant
     The Principal            Registered Products             Secretary
     Financial Group
     Des Moines, IA 50392

     Thomas J. Graf           Director                        None
     The Principal
     Financial Group
     Des Moines, IA 50392

     J. Barry Griswell        Director and                    Director and
     The Principal            Chairman of the                 Chairman of the
     Financial Group          Board                           Board
     Des Moines, IA 50392

     Joyce N. Hoffman         Vice President and              None
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Theodore M. Hutchison    Director                        None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Stephan L. Jones         Director and                    Director and
     The Principal            President                       President
     Financial Group
     Des Moines, IA 50392

     Ronald E. Keller         Director                        Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Kevin M. Laraia          Operations Officer              None
     The Principal
     Financial Group
     Des Moines, IA 50392

     John R. Lepley           Senior Vice                     None
     The Principal            President - Marketing
     Financial Group          and Distribution
     Des Moines, IA 50392

     Gregg R. Narber          Director                        None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Mark M. Oswald           Compliance Officer              None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Layne A. Rasmussen       Controller -                    None
     The Principal            Mutual Funds
     Financial Group
     Des Moines, IA 50392

     Elizabeth R. Ring        Controller                      None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Charles E. Rohm          Director                        None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel                         Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek         Product Compliance Officer -    None
     The Principal            Registered Products
     Financial Group
     Des Moines, IA  50392

     Kyle R. Selberg          Vice President-Marketing        None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Roger C. Stroud          Assistant Director -            None
     The Principal            Marketing
     Financial Group
     Des Moines, IA 50392

               (c)    Inapplicable.

Item 30.       Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Mutual Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.       Management Services

               Inapplicable.

Item 32.       Undertakings

               Indemnification

     Reference is made to Item 27 above, which discusses circumstances under which directors and officers of the Registrant shall be indemnified by the Registrant against certain liabilities and expenses incurred by them by reason of being a director or officer of the Registrant.

     Notwithstanding the provisions of Registrant's Articles of Incorporation and Bylaws, the Registrant hereby makes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of the Registrant, in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

               Shareholder Communications

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications

               Delivery of Annual Report to Shareholders

     The registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirments for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 15th day of April, 1997.


                                          Principal Balanced Fund, Inc.

                                                  (Registrant)



                                       By          /s/ S. L. Jones
                                          ______________________________________
                                                  S. L. Jones
                                                  President and Director


Attest:


/s/ E. H. Gillum
______________________________________
E. H. Gillum
Assistant Secretary

     Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ S. L. Jones
_____________________________      President and Director              4/15/97
S. L. Jones                        (Principal Executive Officer)      __________



/s/ J. B. Griswell
_____________________________      Director and                        4/15/97
J. B. Griswell                     Chairman of the Board              __________


/s/ M. J. Beer
_____________________________      Financial Officer (Principal        4/15/97
M. J. Beer                         Financial and Accounting Officer)  __________


   (J. D. Davis)*
_____________________________      Director                            4/15/97
J. D. Davis                                                           __________


   (R. W. Erhle)*
_____________________________      Director                            4/15/97
R. W. Ehrle                                                           __________


   (P. A. Ferguson)*
_____________________________      Director                            4/15/97
P. A. Ferguson                                                        __________


   (R. W. Gilbert)*
_____________________________      Director                            4/15/97
R. W. Gilbert                                                         __________


   (R. E. Keller)*
_____________________________      Director                            4/15/97
R. E. Keller                                                          __________


   (B. A. Lukavsky)*
_____________________________      Director                            4/15/97
B. A. Lukavsky                                                        __________


   (R. G. Peebler)*
_____________________________      Director                            4/15/97
R. G. Peebler                                                         __________



                                        *By    /s/ S. L. Jones
                                           _____________________________________
                                           S. L. Jones
                                           President and Director


                                           Pursuant to Powers of Attorney
                                           Previously Filed or Included

                                POWER OF ATTORNEY

The undersigned hereby constitutes and appoints S. L. Jones, J. B. Griswell,  C.
L. Bassett, M. J. Beer and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open end management investment companies currently organized or to be organized in the future which are sponsored by Principal Mutual Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 15th day of April, 1997.


                                          /s/ J. D. Davis
                                          _________________________
                                          J. D. Davis

                                POWER OF ATTORNEY

The undersigned hereby constitutes and appoints S. L. Jones, J. B. Griswell,  C.
L. Bassett, M. J. Beer and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open end management investment companies currently organized or to be organized in the future which are sponsored by Principal Mutual Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 15th day of April, 1997.


                                          /s/ R. W. Ehrle
                                          _________________________
                                          R. W. Ehrle

                             POWER OF ATTORNEY

The undersigned hereby constitutes and appoints S. L. Jones, J. B. Griswell,  C.
L. Bassett, M. J. Beer and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open end management investment companies currently organized or to be organized in the future which are sponsored by Principal Mutual Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 15th day of April, 1997.


                                          /s/ P. A. Ferguson
                                          _________________________
                                          P. A. Ferguson

                             POWER OF ATTORNEY

The undersigned hereby constitutes and appoints S. L. Jones, J. B. Griswell,  C.
L. Bassett, M. J. Beer and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open end management investment companies currently organized or to be organized in the future which are sponsored by Principal Mutual Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 15th day of April, 1997.


                                          /s/ R. W. Gilbert
                                          _________________________
                                          R. W. Gilbert

                             POWER OF ATTORNEY

The undersigned hereby constitutes and appoints S. L. Jones, J. B. Griswell,  C.
L. Bassett, M. J. Beer and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open end management investment companies currently organized or to be organized in the future which are sponsored by Principal Mutual Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 15th day of April, 1997.


                                          /s/ J. B. Griswell
                                          _________________________
                                          J. B. Griswell

                             POWER OF ATTORNEY

The undersigned hereby constitutes and appoints S. L. Jones, J. B. Griswell,  C.
L. Bassett, M. J. Beer and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open end management investment companies currently organized or to be organized in the future which are sponsored by Principal Mutual Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 15th day of April, 1997.


                                          /s/ R. E. Keller
                                          _________________________
                                          R. E. Keller

                             POWER OF ATTORNEY

The undersigned hereby constitutes and appoints S. L. Jones, J. B. Griswell,  C.
L. Bassett, M. J. Beer and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open end management investment companies currently organized or to be organized in the future which are sponsored by Principal Mutual Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 15th day of April, 1997.


                                          /s/ S. L. Jones
                                          _________________________
                                          S. L. Jones

                             POWER OF ATTORNEY

The undersigned hereby constitutes and appoints S. L. Jones, J. B. Griswell,  C.
L. Bassett, M. J. Beer and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open end management investment companies currently organized or to be organized in the future which are sponsored by Principal Mutual Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 15th day of April, 1997.


                                          /s/ B. A. Lukavsky
                                          _________________________
                                          B. A. Lukavsky

                             POWER OF ATTORNEY

The undersigned hereby constitutes and appoints S. L. Jones, J. B. Griswell,  C.
L. Bassett, M. J. Beer and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open end management investment companies currently organized or to be organized in the future which are sponsored by Principal Mutual Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 15th day of April, 1997.


                                          /s/ R. G. Peebler
                                          _________________________
                                          R. G. Peebler